                                                    Registration No. 33-23566
                                                            File No. 811-5586

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     PRE-EFFECTIVE AMENDMENT NO. ___                                     /   /

     POST-EFFECTIVE AMENDMENT NO. 23                                       /X/

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                /X/

     AMENDMENT NO. 24                                                      /X/

                    OPPENHEIMER CALIFORNIA MUNICIPAL FUND
-----------------------------------------------------------------------------
             (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112

-----------------------------------------------------------------------------
                  (Address of Principal Executive Offices)

                               (303) 768-3200
-----------------------------------------------------------------------------
                       (Registrant's Telephone Number)

                            ROBERT G. ZACK, ESQ.
                           OppenheimerFunds, Inc.
                   498 Seventh Avenue, New York, NY 10018
-----------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    /     / immediately upon filing pursuant to paragraph (b)
    / X/ on September 24, 2003, pursuant to paragraph (b)
    /    /  60 days after filing pursuant to paragraph (a)(1)
    /   /   ____________________, pursuant to paragraph (a)(1)
    /    /  75 days after filing pursuant to paragraph (a)(2)
    /    /  on _______, pursuant to paragraph (a)(2) of Rule (485)

If appropriate, check the following box:

    /   /   This  post-effective  amendment  designates a new effective  date for a previously filed post-amendment.

------------------------------------------------------------------------------
Oppenheimer California Municipal Fund
------------------------------------------------------------------------------

Prospectus dated September 24, 2003

                                          Oppenheimer California Municipal
                                          Fund is a mutual fund that seeks as
                                          high a level of current interest
                                          income exempt from federal and
                                          California income taxes for
                                          individual investors as is
                                          consistent with preservation of
                                          capital.
                                              This Prospectus contains
                                          important information about the
                                          Fund's objective and its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
As with all mutual funds, the             carefully before you invest and keep
Securities and Exchange Commission        it for future reference about your
has not approved or disapproved the       account.
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

Contents

            ABOUT THE FUND
------------------------------------------------------------------------------

            The Fund's Investment Objective and Principal Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT
------------------------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink

            OppenheimerFunds Internet Website

            How to Sell Shares

            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in California municipal securities that pay interest exempt from federal and California individual income taxes. These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases. Most of the securities the Fund buys must be
"investment grade" (the four highest rating categories of national rating organizations, such as Moody's).

      The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, it currently focuses on longer-term securities to seek higher yields. These investments are more fully explained in "About the Fund's Investments,"
below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look primarily throughout California for municipal securities using a variety of factors which may change over time and may vary in particular cases. The portfolio managers currently look for:
o     Securities that provide high current income
o     A wide range of securities of different issuers within the state, including different agencies and municipalities, to spread risk

o     Securities having favorable credit characteristics
o     Special situations that provide opportunities for value.
The portfolio managers may consider selling a security if one or more of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and California income taxes. The
Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having a similar objective.

Special Risks of Investing Primarily in California Municipal Securities.
Because the Fund focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities. These risks are disclosed more detail in the Fund's Statement of
Additional Information.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.

INTEREST RATE RISKS. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already issued municipal securities generally rise. When interest rates rise, the values of already issued municipal securities generally fall, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer-term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

BORROWING FOR LEVERAGE. As a fundamental policy, the Fund can borrow from banks in amounts up to 331/3 % of its total assets for emergency purposes or to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.

RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the state of California. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in California.

RISKS IN USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the
Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.

Inverse Floaters Have Special Risks. Certain variable rate bonds known as
      "inverse floaters" pay interest rates that move in the opposite direction of yields on short-term bonds in response to market changes.
      As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund cannot invest more than 20% of its total assets in inverse floaters.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the
OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risk than money market funds.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund. If the
      Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rate during the past fiscal year.

------------------------------------------------------------------------------

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

          Annual Total Returns (Class A) (as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  For the period 1/1/03 through 6/30/03, the cumulative return (not annualized) before taxes for Class A shares was
-0.05%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 8.65% (1st Qtr `95)
and the lowest return (not annualized) before taxes for a calendar quarter was -6.00% (1st Qtr `94).

------------------------------------------------------------------------------------

Average Annual Total Returns                                           10 Years
for the periods ended  December                                      (or life of
31, 2002                             1 Year           5 Years      class, if less)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class A  Shares  (inception
11/3/88)                             3.26%             3.61%            5.47%
  Return Before Taxes                3.26%             3.61%            5.43%
  Return After Taxes on              3.95%             3.84%            5.43%
  Distributions
  Return   After  Taxes  on
  Distributions   and  Sale
  of Fund Shares

------------------------------------------------------------------------------------

Lehman Brothers Municipal Bond
Index (reflects no deduction
for fees, expenses or taxes)         9.60%             6.06%            6.71%1

------------------------------------------------------------------------------------

Class   B   Shares   (inception
5/3/93)
  Return before taxes                2.49%             3.50%            5.07%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class   C   Shares   (inception       6.61%            3.84%            4.85%
11/1/95)
  Return before taxes

------------------------------------------------------------------------------------
1 From 12/31/92.

The Fund's average annual total returns include the applicable sales charges:
for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2003.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                  Class A Shares  Class B Shares  Class C Shares
---------------------------------------------------------------------------------
----------------------------------                -------------------------------
Maximum Sales Charge (Load) on         4.75%           None            None
purchases (as a % of offering
price)
---------------------------------------------------------------------------------
                                  -----------------------------------------------
Maximum Deferred Sales Charge          None1            5%2            1%3
(Load) (as % of the lower of the
original offering price or
redemption proceeds)
---------------------------------------------------------------------------------

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                          -------------------------------------------------------

Class C Shares

---------------------------------------------------------------------------------
----------------------------------                -------------------------------

Management Fees                        0.54%           0.54%          0.54%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Distribution and/or Service            0.24%           1.00%          1.00%
(12b-1) Fees

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses                         0.18%           0.19%          0.19%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating Expenses        0.96%           1.73%          1.73%

---------------------------------------------------------------------------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year of all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended July 31, 2003, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------

If shares are redeemed:     1 year      3 years      5 years        10 years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares               $568         $766         $981          $1,597

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares               $676         $845        $1,139        $1,6501

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares               $276         $545         $939          $2,041

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

If shares are not           1 year      3 years      5 years        10 years
redeemed:

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares               $568         $766         $981          $1,597

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares               $176         $545         $939         $1,6501

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares               $176         $545         $939          $2,041

---------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1.    Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. Under normal market conditions, the Fund:
o     attempts to invest 100% of its assets in municipal securities,

      o                   as a fundamental policy, invests at least 80% of
         its assets in municipal securities, and
      o                   as a fundamental policy, invests at least 80% of
         its net assets (plus borrowings for investment purposes) in
         California municipal securities.

      Securities that generate income subject to alternative minimum tax
(AMT) will count towards the 80% California municipal securities requirement.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of the Fund will change daily based on changes in interest rates and market conditions and in response to other economic events. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

MUNICIPAL SECURITIES. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.

      The Fund mainly invests in California municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to California individual income tax.
These debt obligations are issued by the state of California and its political subdivisions (such as cities, towns, counties, agencies and authorities). The term "California municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to
California individual income tax.

      The Fund can also buy other municipal securities, issued by the governments of the District of Columbia and of other states as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income.

      The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The
Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.
Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain
"non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The
Fund does not invest more than 25% of its total assets in municipal securities that are not "investment grade" at the time of purchase.
"Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or another nationally recognized rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities. Rating categories are described in the Statement of Additional Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated
periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.

Other Derivatives. The Fund can also invest in other derivative securities that pay interest that depend on the change in value of an underlying asset, interest rate or index. Examples are interest rate swaps, municipal bond indices or swap indices.

Hedging. The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as
"hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its objective.

      Hedging involves risk. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

When-Issued and Delayed-Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or
"puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund cannot buy securities that have a restriction on resale.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the
Fund's principal investment strategies. Generally, they would be short-term municipal securities but could be U.S. Government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective. The Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of
Fund shares or portfolio securities or to meet anticipated redemptions of
Fund shares.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $130 billion in assets as of June 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498
Seventh Avenue, New York, NY 10018.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr.
Fielding is a Senior Vice President of the Manager (since January 1996) and
Vice President of the Fund (since July 2002). Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended July 31, 2003, was 0.54% of average annual net assets for each class of shares. The Manager has voluntarily agreed to waive a portion of its management fee so that the "Management Fees" will not exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely, however, may be amended or withdrawn by the Manager at any time. For the Fund's fiscal year ended July
31, 2003, the Manager did not waive any fees as described above.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.
AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

o     o     Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term. If you are investing less than $100,000
   for the longer-term,o      for  example for  retirement,  and do not expect
      to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Share certificates are only available on Class
      A shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

---------------------------------------------------------------------------------

Amount of Purchase                                              ConcessionSAses
                                                                Percentageaof
                                                                OfferinggPriceNet
                                                                AmountnInvested

                          -----------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $50,000             4.75%             4.98%             4.00%

 ------------------------------------------------------------------------------
---------------------------------------------------------------------------------

$50,000 or more but            4.71%             4.00%             4.50%
less than $100,000

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

$100,000 or more but           3.63%             3.00%             3.50%
less than $250,000

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

$250,000 or more but           2.56%             2.25%             2.50%
less than $500,000

---------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million

 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
1.    the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
2.    the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

---------------------------------------------------------------------------------

Years Since Beginning of Month in Which Purchase Order was Accepted
Contingent Deferred Sales Charge on Redemptions in That Year

(As % of Amount Subject to Charge)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

0 - 1                                   5.0%

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1 - 2                                   4.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2 - 3                                   3.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3 - 4                                   3.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4 - 5                                   2.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5 - 6                                   1.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More than 6                             None

--------------------------------------------------------------------------------
      In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The Distributor normally returns the Class C asset-based sales charge during the first year after the Class C shares are purchased. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement

   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

------------------------------------------------------------------------------

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

------------------------------------------------------------------------------
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.

o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer
      Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class
B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

     Dividends and capital gains distributions may be subject to federal,  state or local taxes. Any short-term  capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain  distributions are gains, no matter how long you have owned  shares in the Fund.  The Fund may derive  gains in part from  municipal  obligations  the Fund purchased  below their  principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

     Exempt-interest  dividends earned by residents of California  should not be subject to federal,  state,  or local income  taxes.  For  California  State tax purposes,  dividends paid by the Fund will generally be exempt,  if at the close of each  quarter at least 50% of the value of the Fund's  assets are invested in debt  obligations  that pay interest  exempt from California  individual  income taxes.  The  portion of the Fund's  dividends  that are  attributable  to income earned on other obligations (not California municipal  securities) will normally be subject to California individual income tax.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember,  There May be Taxes on  Transactions.  Because the Fund's share prices fluctuate,  you may have a capital  gain or loss when you sell or  exchange your shares. A capital gain or loss is the difference between the price you paid for the shares  and the price you  received  when you sold  them.  Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases,  distributions  made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This  information is only a summary of certain federal and state income tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance  for the past  five  fiscal  years.  Certain  information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information  has been  audited  by KPMG LLP,  the  Fund's independent auditors,  whose report, along with the Fund's financial statements, is included in the  Statement of Additional  Information,  which is available on request.

FINANCIAL HIGHLIGHTS

 Class A       Year Ended July 31                             2003
2002        2001         2000           1999
---------------------------------------------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period                        $10.60
$10.49      $10.11       $10.57         $10.92
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income                                          .63
..53         .53          .53            .53
 Net realized and unrealized gain (loss)                       (.66)
..10         .38         (.46)          (.35)

--------------------------------------------------------------
 Total from investment operations                              (.03)
..63         .91          .07            .18
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income                          (.60)
(.52)       (.53)        (.53)          (.53)
 Distributions from net realized gain                            --
--          --           --             --

--------------------------------------------------------------
 Total dividends and/or distributions

 to shareholders                                               (.60)
(.52)       (.53)        (.53)          (.53)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 9.97
$10.60      $10.49       $10.11         $10.57

==============================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           (0.57)%
6.20%       9.17%        0.86%          1.59%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $385,141
$409,689    $387,388     $270,494       $316,363
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $410,237
$398,651    $344,808     $283,025       $314,094
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                         5.88%
5.09%       5.08%        5.34%          4.79%
 Total expenses                                                0.96%
0.86%       0.88%        0.91%          0.91%
 Expenses after expense reimbursement or
fee
 waiver and reduction to custodian expenses                     N/A 3
0.86% 4     0.87% 4      0.91% 4        0.91% 4
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         63%
27%         20%          48%            35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

 Class B            Year Ended July 31                     2003
2002        2001         2000        1999
--------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $10.61      $
10.50     $ 10.11      $ 10.57     $ 10.92
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .55
..45         .45          .45         .45
 Net realized and unrealized gain (loss)                   (.68)
..10         .39         (.45)       (.35)

------------------------------------------------------------
 Total from investment operations                          (.13)
..55         .84           --         .10
-----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.51)
(.44)       (.45)        (.46)       (.45)

FINANCIAL HIGHLIGHTS  Continued

 Distributions from net realized gain                        --
--          --           --          --

------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.51)
(.44)       (.45)        (.46)       (.45)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.97
$10.61      $10.50       $10.11      $10.57

============================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       (1.42)%
5.39%       8.46%        0.10%       0.82%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $101,079
$128,857    $137,307     $105,393    $132,763
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $118,611
$132,685    $126,060     $113,936    $129,538
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.09%
4.32%       4.33%        4.57%       4.03%
 Total expenses                                            1.73%
1.62%       1.63%        1.67%       1.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 N/A 3       1.62%
4     1.62% 4      1.67% 4     1.67% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     63%
27%         20%          48%         35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

Class C            Year Ended July 31,                  2003
2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                  $10.58     $ 10.48
$ 10.09     $ 10.55       $ 10.91
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .54
..46         .45         .45           .45
 Net realized and unrealized gain (loss)                 (.66)
..08         .39        (.45)         (.36)

------------------------------------------------------------
 Total from investment operations                        (.12)
..54         .84          --           .09
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.51)
(.44)       (.45)       (.46)         (.45)
 Distributions from net realized gain                      --
--          --          --            --

------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.51)
(.44)       (.45)       (.46)         (.45)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $9.95
$10.58      $10.48      $10.09        $10.55

============================================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     (1.33)%
5.31%       8.48%       0.10%         0.73%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $27,898     $24,936
$18,105     $12,659       $16,864
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $27,011     $21,775
$14,489     $14,424       $14,672
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.12%       4.33%
      4.32%       4.58%         4.03%
 Total expenses                                          1.73%
1.62%       1.63%       1.67%         1.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses               N/A 3      1.62%
4     1.62% 4     1.67% 4       1.67% 4
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   63%
27%         20%         48%           35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

-------------------------------------------------------------------------------

INFORMATION AND SERVICES         Call OppenheimerFunds Services toll-free:
                                 1.800.CALL OPP (225.5677)

For More Information on Oppenheimer California Municipal Fund

The following additional  information about the Fund is available without charge upon request:

STATEMENT  OF  ADDITIONAL   INFORMATION.   This  document  includes   additional
information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.   Additional  information  about  the  Fund's
investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get  More  Information  You  can  request  the  Statement  of  Additional
Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
Fund's privacy policy and other information about the Fund or your account:

By Telephone:

-------------------------------------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
                                     The Fund's shares are distributed by:
                                     [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-5586
PR0790.001.0903
Printed on recycled paper

                          Appendix to Prospectus of
                    Oppenheimer California Municipal Fund

                        Graphic Material included in the Prospectus of
Oppenheimer California Municipal Fund: "Annual Total Returns (Class A)
(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
California Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

                  Calendar          Oppenheimer California
                  Year              Municipal Fund
                  Ended             Class A Shares
                  -----             --------------
                  12/31/93                13.26%
                  12/31/94                -8.49%
                  12/31/95                19.76%
                  12/31/96                 4.78%
                  12/31/97                 9.66%
                  12/31/98                 5.91%
                  12/31/99                -6.54%
                  12/31/00                12.72%
                  12/31/01                 3.64%
                  12/31/02                 8.41%

------------------------------------------------------------------------------
Oppenheimer California Municipal Fund
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, CO 80112-3924

1-800-225-5677

Statement of Additional Information dated September 24, 2003

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  September  24, 2003. It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 or by calling the Transfer Agent at the toll-free  number shown above or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

About Your Account

How To Buy Shares...........................................................55
How To Sell

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1

-----------------------------------------------------------------------------
ABOUT THE FUND
-----------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective and the principal  investment policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies
and  the   types  of   securities   that  the   Fund's   investment   manager,
OppenheimerFunds,  Inc., (the "Manager") will select for the Fund.  Additional explanations  are also provided  about the  strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund does not make investments with the
objective  of  seeking   capital   growth,   since  that  would  generally  be
inconsistent with its goal of seeking  tax-exempt income.  However,  the value of the  securities  held by the Fund may be  affected  by  changes  in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing  interest  rates, if interest rates increased after a security was  purchased,  that  security  would  normally  decline in value.
Conversely,  should  interest  rates  decrease after a security was purchased, normally its value would rise.

      However,  those  fluctuations  in value  will not  generally  result  in realized  gains or losses to the Fund unless the Fund sells the security prior to maturity.  A debt  security held to maturity is redeemable by its issuer at full principal value plus accrued  interest.  The Fund does not usually intend to  dispose  of  securities  prior  to  their  maturity,  but  may  do so  for liquidity,  or because of other  factors  affecting  the issuer that cause the
Manager  to sell  the  particular  security.  In that  case,  the  Fund  could experience a capital gain or loss on the sale.

      There are  variations  in the credit  quality of  municipal  securities, both within a particular rating  classification  and between  classifications.
These  variations  depend  on  numerous  factors.   The  yields  of  municipal
securities depend on a number of factors,  including general conditions in the municipal securities market, the size of a particular  offering,  the maturity of the  obligation  and  rating  (if  any) of the  issue.  These  factors  are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus  under "About the Fund's  Investments".
Municipal  securities are generally  classified as general  obligation  bonds, revenue bonds and notes. A discussion of the general  characteristics of these principal types of municipal securities follows below.

      |X|  Municipal   Bonds.  We  have   classified   longer  term  municipal
securities as "municipal  bonds." The principal  classifications  of long-term municipal bonds are "general obligation" and "revenue" (including  "industrial development")  bonds.  They may have  fixed,  variable  or  floating  rates of interest, as described below.

      Some bonds may be "callable,"  allowing the issuer to redeem them before their  maturity  date. To protect  bondholders,  callable  bonds may be issued with  provisions  that  prevent  them from being  called for a period of time.
Typically,  that is 5 to 10 years from the issuance date.  When interest rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

            |_| General  Obligation  Bonds.  The basic security behind general obligation  bonds is the  issuer's  pledge of its full  faith and  credit  and taxing,  if any,  power for the  repayment  of  principal  and the  payment of interest.  Issuers of  general  obligation  bonds  include  states,  counties, cities,  towns, and regional districts.  The proceeds of these obligations are used to fund a wide  range  of  public  projects,  including  construction  or improvement of schools,  highways and roads, and water and sewer systems.  The rate of taxes  that can be levied  for the  payment  of debt  service on these bonds may be limited  or  unlimited.  Additionally,  there may be limits as to the rate or amount of  special  assessments  that can be levied to meet  these obligations.

            |_| Revenue  Bonds.  The principal  security for a revenue bond is generally  the net  revenues  derived  from a  particular  facility,  group of facilities,  or, in some cases,  the proceeds of a special excise tax or other specific  revenue  source.  Revenue bonds are issued to finance a wide variety of capital projects.  Examples include electric, gas, water and sewer systems;
highways,  bridges,  and tunnels;  port and airport  facilities;  colleges and universities; and hospitals.

            Although the principal  security for these types of bonds may vary from bond to bond,  many  provide  additional  security  in the form of a debt service reserve fund that may be used to make principal and interest  payments on the issuer's obligations.  Housing finance authorities have a wide range of security,  including  partially or fully insured  mortgages,  rent  subsidized and/or  collateralized  mortgages,  and/or the net  revenues  from  housing or other public projects.  Some authorities  provide further security in the form of a state's ability (without  obligation) to make up deficiencies in the debt service reserve fund.

            |_| Industrial  Development  Bonds.  Industrial  development bonds are  considered  municipal  bonds if the interest  paid is exempt from federal income  tax.  They are issued by or on behalf of public  authorities  to raise money to finance  various  privately  operated  facilities  for  business  and manufacturing,  housing,  sports, and pollution control.  These bonds may also be used to finance public  facilities such as airports,  mass transit systems, ports,  and parking.  The payment of the  principal and interest on such bonds is  dependent  solely  on the  ability  of the  facility's  user to  meet  its financial  obligations and the pledge,  if any, of real and personal  property financed by the bond as security for those payments.

            |_| Mello-Roos Bonds.  These are bonds issued under the California
Mello-Roos Community  Facilities Act. They are used to finance  infrastructure projects,  such as roads or sewage  treatment  plants.  In most cases they are secured by real estate taxes levied on property  located in the same community as the project.  This type of  financing  was created in response to statutory limits on real property  taxes that were enacted in  California.  The bonds do not  constitute  an obligation of a municipal  government.  Timely  payment of principal and interest  depends on the ability of the developer of the project or other  property  owners to pay their real  estate  taxes.  Therefore  these bonds are  subject to risks of  nonpayment  as a result of a general  economic decline or decline in the real estate market,  as well as the credit risk that of the developer.

            |_| Private Activity Municipal  Securities.  The Tax Reform Act of
1986  (the  "Tax  Reform  Act")  reorganized,  as well as  amended,  the rules
governing   tax   exemption   for  interest  on  certain  types  of  municipal
securities.  The Tax Reform Act  generally did not change the tax treatment of bonds issued in order to finance  governmental  operations.  Thus, interest on
general   obligation   bonds  issued  by  or  on  behalf  of  state  or  local
governments,  the proceeds of which are used to finance the operations of such governments,  continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt  bonds for  non-governmental  (private)  purposes.  More stringent  restrictions  were  placed on the use of  proceeds  of such  bonds.
Interest  on  certain  private  activity  bonds is taxable  under the  revised rules.  There is an exception  for  "qualified"  tax-exempt  private  activity bonds,  for  example,  exempt  facility  bonds  including  certain  industrial development  bonds,  qualified  mortgage bonds,  qualified  Section  501(c)(3)
bonds, and qualified student loan bonds.

      In  addition,  limitations  as to the amount of private  activity  bonds which each state may issue were revised  downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private  activity bonds issued after August 7, 1986, which  continues to be tax-exempt,  will be treated as a tax  preference  item subject to the  federal  alternative  minimum tax  (discussed  below) to which certain  taxpayers are subject.  The Fund may hold  municipal  securities  the interest  on which  (and  thus a  proportionate  share of the  exempt-interest dividends  paid  by the  Fund)  will be  subject  to the  federal  alternative minimum tax on individuals and corporations.

      The  federal  alternative  minimum  tax is  designed  to ensure that all persons who receive  income pay some tax,  even if their  regular tax is zero.
This is  accomplished  in part by  including  in taxable  income  certain  tax preference  items  that  are used to  calculate  alternative  minimum  taxable income.  The Tax Reform Act made  tax-exempt  interest  from  certain  private activity bonds a tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend paid by a regulated  investment  company  will be  treated  as  interest  on a  specific private  activity  bond to the extent of the  proportionate  relationship  the interest  the  investment  company  receives  on such  bonds  bears to all its exempt interest dividends.

      In addition,  corporate taxpayers subject to the alternative minimum tax may, under some circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum taxable  income.  That could occur in situations where the "adjusted  current  earnings" of the corporation  exceeds its alternative minimum taxable income.

      To  determine  whether a  municipal  security  is  treated  as a taxable private  activity  bond,  it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.  Under the trade or  business  use and  security  interest  test,  an  obligation  is a private activity  bond if: (i) more than 10% of the bond proceeds are used for private business  purposes  and  (ii)  10% or  more of the  payment  of  principal  or interest on the issue is directly or indirectly  derived from such private use or is secured by the privately  used  property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term  "private  business  use" means any direct or indirect use in a trade or business  carried on by an individual or entity other than a state or municipal  governmental  unit. Under the private loan restriction,  the amount of bond  proceeds  that may be used to make  private  loans is  limited to the lesser  of 5% or  $5.0  million  of the  proceeds.  Thus,  certain  issues  of municipal  securities could lose their tax-exempt status  retroactively if the issuer  fails  to  meet  certain  requirements  as to the  expenditure  of the proceeds  of that  issue or the use of the  bond-financed  facility.  The Fund makes no independent  investigation of the users of such bonds or their use of proceeds  of the  bonds.  If the  Fund  should  hold a  bond  that  loses  its
tax-exempt  status  retroactively,   there  might  be  an  adjustment  to  the
tax-exempt income previously distributed to shareholders.

      Additionally,  a  private  activity  bond  that  would  otherwise  be  a qualified  tax-exempt  private  activity bond will not, under Internal Revenue
Code Section  147(a),  be a qualified  bond for any period  during which it is held  by a  person  who is a  "substantial  user"  of the  facilities  or by a
"related  person"  of  such  a  substantial  user.  This  "substantial   user"
provision  applies  primarily to exempt facility bonds,  including  industrial development  bonds.  The Fund may invest in industrial  development  bonds and other private  activity bonds.  Therefore,  the Fund may not be an appropriate investment for entities which are  "substantial  users" (or persons related to
"substantial  users") of such exempt  facilities.  Those  entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A  "substantial  user" of such  facilities  is  defined  generally  as a
"non-exempt  person who regularly  uses part of a facility"  financed from the proceeds of exempt  facility  bonds.  Generally,  an individual  will not be a
"related  person"  under the Internal  Revenue Code unless such  individual or the  individual's  immediate family (spouse,  brothers,  sisters and immediate descendants)  own directly or  indirectly  in the  aggregate  more than 50% in value of the equity of a corporation  or  partnership  which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X| Municipal Notes.  Municipal  securities  having a maturity (when the security  is issued) of less than one year are  generally  known as  municipal notes.  Municipal notes  generally are used to provide for short-term  working capital  needs.  Some of the types of  municipal  notes the Fund can invest in are described below.

            |_| Tax  Anticipation  Notes.  These are issued to finance working capital needs of  municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            |_|  Revenue   Anticipation  Notes.  These  are  notes  issued  in
expectation  of receipt of other  types of revenue,  such as federal  revenues available under federal revenue-sharing programs.

            |_| Bond Anticipation  Notes.  Bond anticipation  notes are issued to provide interim  financing until long-term  financing can be arranged.  The long-term  bonds  that are issued  typically  also  provide  the money for the repayment of the notes.

            |_|  Construction  Loan Notes.  These are sold to provide  project construction  financing  until  permanent  financing  can  be  secured.  After successful  completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

            |_|  Tax-Exempt   Commercial   Paper.   This  type  of  short-term
obligation  (usually  having a  maturity  of 270 days or less,  is issued by a municipality to meet current working capital needs.

      |X| Municipal  Lease  Obligations.  The Fund's  investments in municipal lease  obligations  may be  through  certificates  of  participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase  contract  issued  by a state or local government  authority  to obtain  funds to acquire a wide variety of equipment and facilities.

      Some  municipal  lease   securities  may  be  deemed  to  be  "illiquid"
securities.  Their purchase by the Fund would be limited as described below in
"Illiquid  Securities."  From time to time the Fund may invest more than 5% of its net assets in municipal lease  obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate:
      |_|   the frequency of trades and price quotations for such securities;
|_|   the number of dealers or other  potential  buyers willing to purchase or sell such securities;
      |_|   the availability of market-makers; and
      |_| the nature of the trades for such securities.

      While the Fund holds such  securities,  the Manager  will also  evaluate the  likelihood of a continuing  market for these  securities and their credit quality.

      Municipal  leases  have  special  risk  considerations.  Although  lease obligations do not constitute  general  obligations  of the  municipality  for which the  municipality's  taxing  power is  pledged,  a lease  obligation  is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease obligation.  However,  certain lease
obligations  contain   "non-appropriation"  clauses  which  provide  that  the
municipality has no obligation to make lease or installment  purchase payments in future  years  unless  money is  appropriated  for that purpose on a yearly basis.  While  the  obligation  might be  secured  by the  lease,  it might be difficult to dispose of that property in case of a default.

      Projects financed with  certificates of participation  generally are not
subject  to  state   constitutional   debt   limitations  or  other  statutory
requirements  that may apply to other  municipal  securities.  Payments by the public entity on the obligation  underlying the  certificates are derived from available  revenue  sources.  That revenue might be diverted to the funding of other municipal service  projects.  Payments of interest and/or principal with respect  to the  certificates  are not  guaranteed  and do not  constitute  an obligation of a state or any of its political subdivisions.

      In  addition  to  the  risk  of  "non-appropriation,"   municipal  lease
securities  do not have as highly  liquid a market as  conventional  municipal bonds.  Municipal leases,  like other municipal debt obligations,  are subject to the risk of  non-payment  of  interest or  repayment  of  principal  by the issuer.  The  ability of  issuers of  municipal  leases to make  timely  lease payments  may be  adversely  affected  in general  economic  downturns  and as relative  governmental cost burdens are reallocated  among federal,  state and local  governmental  units.  A default in payment of income  would result in a reduction  of income to the Fund.  It could also result in a reduction  in the value of the  municipal  lease and that,  as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X| Ratings of Municipal  Securities.  Ratings by ratings  organizations such as Moody's Investors Service,  Inc., Standard & Poor's Rating Services, a
division of the McGraw-Hill  Companies,  Inc., and Fitch,  Inc.  represent the respective  rating  agency's  opinions of the credit  quality of the municipal securities  they  undertake  to  rate.  However,  their  ratings  are  general opinions and are not  guarantees of quality.  Municipal  securities  that have the same maturity,  coupon and rating may have different  yields,  while other municipal  securities  that have the same  maturity  and coupon but  different ratings may have the same yield.

      Lower grade  securities may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than  higher-grade,  securities,  there  may be less  of a  market  for  these securities.  As a result  they may be harder to sell at an  acceptable  price.
The additional risks mean that the Fund may not receive the anticipated  level of income  from  these  securities,  and the  Fund's  net  asset  value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality  securities  might not be consistent  with the
Fund's policy of preservation  of capital,  the Fund limits its investments in lower quality securities.

      Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its  rating  may be  reduced  below the  minimum  required  for purchase by the Fund.  Neither  event  requires the Fund to sell the security, but the Manager  will  consider  such events in  determining  whether the Fund should  continue to hold the  security.  To the extent that  ratings  given by
Moody's,  Standard & Poor's,  or Fitch  change as a result of changes in those rating  organizations  or their rating  systems,  the Fund will attempt to use comparable  ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy  municipal  securities  that  are  "pre-refunded."  The issuer's  obligation to repay the principal value of the security is generally collateralized  with U.S.  government  securities placed in an escrow account.
This causes the  pre-refunded  security to have  essentially the same risks of default as a AAA-rated security.

      A list of the rating categories of Moody's,  S&P and Fitch for municipal securities  is  contained  in  Appendix  A to  this  Statement  of  Additional
Information.  Because  the Fund may  purchase  securities  that are unrated by nationally  recognized  rating  organizations,  the Manager  will make its own assessment of the credit  quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies,  and assigning a rating  category  to a  security  that is  comparable  to what  the  Manager believes  a  rating  agency  would  assign  to  that  security.  However,  the
Manager's  rating  does  not  constitute  a  guarantee  of  the  quality  of a particular issue.

Special Risks of Investing Primarily in California Municipal  Securities.  The
following  information is a brief summary of factors  affecting the economy of the State of California  and does not purport to be a complete  description of such  factors.  Other  factors  will  affect  issuers.  The  summary  is based primarily upon one or more publicly available offering  statements relating to debt  offerings of  California  issuers,  the latest of which is dated June 5,
2003.  The  Fund  has  not   independently   verified  the  information.   The
creditworthiness  of  obligations  issued by local  California  issuers may be unrelated  to the  creditworthiness  of  obligations  issued  by the  State of
California,  and  there  is no  responsibility  on the  part of the  State  of
California to make payments on such local obligations.

      There have been a number of political  developments,  voter initiatives, state constitutional  amendments and legislation in California in recent years that may affect the ability of the State government and municipal  governments to pay interest and repay  principal on the  securities  they have issued.  In addition,  in recent years,  the State of California has derived a significant portion of its revenues  from  personal  income and sales  taxes.  Because the amount  collected  from these  taxes is  particularly  sensitive  to  economic conditions, the State's revenues have been volatile.

      It is not possible to predict the future impact of the  legislation  and economic considerations  described below on the long-term ability of the State of  California  or  California  municipal  issuers  to pay  interest  or repay
principal  on  their  obligations.   In  part  that  is  because  of  possible
inconsistencies  in the terms of the  various  laws and  Propositions  and the applicability  of other  statutes to these  issues.  The budgets of California counties and local  governments may be significantly  affected by state budget decisions beyond their control.  The information  below about these conditions is only a brief  summary,  based  upon  information  the Fund has  drawn  from sources that it believes are reliable.

      |X|   Changes   to  the  State   Constitution.   Changes  to  the  state
constitution  in recent years have raised  general  concerns about the ability of the State and municipal  governments  in  California  to obtain  sufficient revenues to pay their bond  obligations.  In 1978,  California voters approved
Proposition 13, an amendment to the state constitution.  The Proposition added a new  section  to the  constitution  that  limits  ad  valorem  taxes on real property and restricts  the ability of local taxing  entities to increase real property taxes.  However,  legislation  enacted after  Proposition 13 provided help to  California  municipal  issuers  to raise  revenue  to pay their  bond obligations.  During the severe recession California  experienced from 1991 to
1993, the State legislature  eliminated  significant  components of its aid to local governments.  The State has since increased aid to local governments and reduced  certain  mandates for local  services.  Whether  legislation  will be enacted  in the future to either  increase  or reduce  the  redistribution  of
State revenues to local  governments,  or to make them less dependent on State budget  decisions,  cannot be predicted.  Even if legislation  increasing such redistribution  is passed, it cannot be predicted whether in every instance it will provide  sufficient revenue for local municipal issuers to pay their bond obligations.

      Another  amendment  to the state  constitution  may also have an adverse impact on state and municipal bond obligations.  That amendment  restricts the state  government  from  spending  amounts in excess of  appropriation  limits imposed on each state and local  government  entity.  If  revenues  exceed the appropriation  limit,  those  revenues  must  be  returned,  in the  form of a revision in the tax rates or fee schedules.

      |X|   Voter  Initiatives.  California  voters have  approved a number of initiatives  that  affect  the  ability  of the  state and  municipalities  to
finance  their  bond   obligations.   In  1988,   California  voters  approved
Proposition  98, which  requires a minimum level of funding for public schools and community colleges.  In 1986, voters approved  Proposition 62, which had a number of  effects.  One  requires  that any  special  tax  imposed by a local government must be approved by a two-thirds  vote of the electorate.  In 1995,
the   California   Supreme   Court  upheld  the   constitutionality   of  that
Proposition.  That created  uncertainty  as to the  legality of certain  local taxes  enacted  by  non-charter  cities  without  voter  approval.  It is  not possible to predict the eventual impact of that decision.

      In 1996,  California  voters approved  Proposition  218. That initiative
applied  the  provisions  of  Proposition  62  to  all  government   entities,
including  cities  having  charters.  It  requires  that all taxes for general purposes be approved by a simple  majority of the popular vote, and that taxes for  special  purposes  must  be  approved  by  a  two-thirds  majority  vote.
Proposition  218 also  limits the  authority  of local  governments  to impose
property-related   assessments,  fees  and  charges.  It  requires  that  such assessments be limited to the special  benefit  conferred and prohibits  their use for general governmental  services.  The Proposition enables voters to use their  initiative  powers to reduce  or  repeal  previously-authorized  taxes, assessments, fees and charges.

      |X|   Effect  of  other  State  Laws  on Bond  Obligations.  Some of the tax-exempt  securities that the Fund can invest in may be obligations  payable solely  from the  revenues  of a specific  institution  or secured by specific properties.  These are  subject to  provisions  of  California  law that could adversely affect the holders of such  obligations.  For example,  the revenues of  California  health care  institutions  may be adversely  affected by State laws,  and  California  law limits  the  remedies  of a creditor  secured by a mortgage or deed of trust on real property.  Debt  obligations  payable solely from  revenues  of health care  institutions  may also be insured by the State but no guarantee  exists that adequate  reserve funds will be  appropriated by the State legislature for such purpose.

      |X|   General Economic  Conditions in the State. The California  economy and  general  financial  condition  affect the  ability of the State and local government to raise and  redistribute  revenues to assist issuers of municipal securities  to make timely  payments on their  obligations.  California is the most populous state in the nation with a total population  estimated at nearly
35 million.  California has a diverse  economy,  with major  employment in the agriculture,  manufacturing,  high technology,  services, trade, entertainment and construction sectors.

      A  significant  downturn in U.S.  stock market  prices  could  adversely affect  California's  economy by  reducing  household  spending  and  business investment,  particularly in the important high technology sector. Moreover, a large and increasing  share of the State's General Fund revenue in the form of income and capital gains taxes is directly  related to, and would be adversely affected by, a significant downturn in the performance of the stock markets.

      Since  early  2001,  the State has faced  severe  financial  challenges, which may  continue  for  several  years.  The State  experienced  an economic recession in 2001 and a sluggish  recovery in 2002 (with  greatest  impacts in the high technology,  internet, and telecommunications  sectors, especially in
Northern  California);  weakened exports;  and most particularly,  large stock market  declines (with  attendant  declines in stock option values and capital gains  realizations).  These adverse fiscal and economic factors have resulted in a serious  erosion of General Fund tax revenues.  The three largest General
Fund tax  sources  (personal  income,  sales  and use,  and  corporate  taxes)
totaled $72.8 billion in fiscal year 2000-01,  were an estimated $59.7 billion in 2001-02,  and, as of August 2, 2003,  are  projected to be $61.2 billion in
2002-03 and $64.1  billion in 2003-04.  The bulk of the revenue  declines from
2000-01  through  2001-02 were from personal  income taxes,  principally  from reduced capital gains and stock option revenue of approximately $9 billion.

      It is impossible  to predict the time,  magnitude or location of a major earthquake or its effect on the California  economy.  In January 1994, a major earthquake struck the Los Angeles area,  causing  significant damage in a four county area. The possibility  exists that another such earthquake could create a major dislocation of the California  economy and significantly  affect State and local governmental budgets.

      Following a severe  recession  beginning in 1990, the State's  financial condition  improved markedly during the fiscal years starting in 1995-96,  due to a  combination  of better than expected  revenues,  a slowdown in growth of social welfare  programs,  and continued  spending  restraint based on actions taken in earlier  years.  The State's cash  position  also  improved,  and the
State's  General  Fund took in  substantially  greater  tax  revenue  that was initially  planned when the budgets were enacted for the fiscal years ended in
1996,  1997,  1998, 1999 and 2000 ($2.2 billion,  $1.6 billion,  $2.4 billion,
1.7 billion and $8.2 billion, respectively).

      2000 Budget Act.  The 2000  Budget Act for fiscal year  2000-01  assumed
General Fund revenues and transfers of $73.9 billion,  a 3.8 percent  increase over  1999-00  estimates.  This budget  appropriated  $78.8  billion  from the
General Fund, a 17.3 percent  increase over 1999-00,  and reflected the use of
$5.5 billion from the Special  Fund for  Economic  Uncertainties  (the "SFEU")
available  from  surpluses  in the  prior  year.  About  $7.0  billion  of the increased  spending in 2000-01 was for one-time  expenditures and investments.
Final 2000-01  expenditures  were $78.0 billion,  about $2.0 billion below the
2001  Budget  Act  estimates.  The June 30,  2001  SFEU  balance,  the  budget
reserve,   was  approximately   $1.3  billion.   This  figure  recognized  the
disbursement  prior to June 30,  2001 of about $6.2  billion  from the General
Fund to make loans for the Department of Water Resources  ("DWR") power supply program (see "Repayment of Energy Loans" below).

      2001 Budget Act.  The 2001 Budget  Act's  spending  plan for fiscal year
2001-02  included General Fund  expenditures of $78.8 billion,  a reduction of
$1.3 billion from the prior year. This was to be accomplished  without serious program  cuts  because  such a large  part of the 2000  Budget  Act  comprised one-time  expenditures.  The  spending  plan  utilized  more  than half of the budget surplus as of June 30, 2001, but still left a projected  balance in the
SFEU at June 30,  2002,  of $2.6  billion.  The 2001 Budget Act assumed  that, during  the  course of the  fiscal  year,  the $6.2  billion  advanced  by the
General  Fund to the DWR for power  purchases  would be repaid with  interest.
The  final   estimate  of  2001-02   revenues  and   expenditures   showed  an
unprecedented  drop in revenues compared to the prior year. The final estimate for the  three  largest  tax  sources  was $59.7  billion,  a drop of over $13 billion  from  2000-01,  the vast bulk of which was  attributable  to  reduced personal  income  taxes from stock  option and capital  gains  activity.  This revenue  shortfall  and the delay of issuance of the DWR power  revenue  bonds past June 30, 2002, resulted in a substantial  budgetary deficit and cash flow difficulties.  The Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30, 2002.

      2002 Budget Act. The 2002 Budget Act  initially  forecast  $79.2 billion in General Fund revenues and transfers  and $76.7 billion in  expenditures  in fiscal  year  2002-03.  The 2002  Budget Act  addressed  a $23.6  billion  gap
between   expenditures   and  resources   through  a  combination  of  program
reductions,  loans, fund shifts,  accelerations and transfers,  and modest tax changes.  These revenue  estimates proved to be substantially  overstated,  as expected  economic  recovery  did not occur,  among  other  factors.  Based on revised  estimates  in the 2003-04 May  Revision,  revenues  and  transfers in
2002-03  were  projected  to be  $70.8  billion,  with  expenditures  of $78.1 billion.

      In December 2002, the Governor  released  proposals for immediate action to reduce the budget gap by about $10.2  billion,  of which $3.4 billion would be effected in 2002-03 and the  balance in  2003-04.  The  Legislature  passed budget adjustment  legislation in March and April of 2003, totaling about $6.9 billion in spending reductions,  deferrals and funding transfers ($3.3 billion for 2002-03 and $3.6 billion for 2003-04).  The largest part of the reductions
(including a $1.1 billion  deferral into the 2003-04 fiscal year) are for K-12 education  funding.  The totals  reflect the enactment of  legislation  in May
2003 permitting the sale of about $1.9 billion of pension  obligation bonds to fund the State's 2003-04 payments to the Public Employees' Retirement System.

      2003 Budget Act. The 2003-04  Governor's  Budget for fiscal year 2003-04 projected a  significant  downward  revision in State  revenues as a result of the longer than expected  economic  recovery.  The 2003-04  Governor's  Budget projected  revenues  from the three  largest  tax  sources  to be about  $61.7 billion in  2002-03,  more than $6 billion  lower than  projected  in the 2002
Budget Act. The decline was mainly due to weak  personal  income tax revenues, which  dropped by nearly 26 percent in 2001-02 and are  expected to decline by another 0.5 percent in 2002-03.  As a result, the  Administration  projected a
$34.6 billion budget shortfall for 2002-03 and 2003-04.

      The Governor released the May Revision to the 2003-04  Governor's Budget in May 2003.  This May Revision  projected that while some  corrective  action was taken in March and April 2003,  the  pre-corrective  action budget gap has increased to about $38.2  billion,  primarily due to the  cancellation  of the sale of a tobacco  securitization  bond, lost  opportunities  for savings with
the  passage  of  time,   and  increased   caseload  in  certain   health  and
correctional programs.

      The  Governor  signed the State's  budget for fiscal year  2003-04  (the
"2003  Budget  Act") in August  2003.  The 2003  Budget  Act  forecasts  $73.4
billion  in  General  Fund   revenues  and  transfers  and  $71.1  billion  in
expenditures.  The 2003 Budget Act addresses  its potential  $39.4 billion gap
between   expenditures   and  resources   through  a  combination  of  program
reductions ($17.6 billion),  deficit  financing ($10.7 billion),  new revenues
($4.7  billion),  funding shifts ($4.4 billion) and loans and other  borrowing
($2.3  billion).  Despite  these  cuts,  the  Legislative  Analysts  Office is predicting  that,  assuming all of the savings in the current  budget plan are achieved,  2004-05 will conclude with a cumulative  year-end budget  shortfall of approximately $8 billion absent further corrective  actions.  Consequently, further cuts may be required in the budget for fiscal year 2004-05.

      Future  Budgets.  It cannot be  predicted  what actions will be taken in the future by the State  Legislature  and the  Governor to deal with  changing
State  revenues  and  expenditures.  The  State  budget  will be  affected  by national and State economic conditions and other factors.
      |X|   State Indebtedness

      General   Obligation   Bonds.   As  of  May  1,  2003,   the  State  had
approximately  $26.5  billion of its  general  obligation  bonds  outstanding.
General   obligation   bond   authorizations   in  an   aggregate   amount  of
approximately $29.6 billion remained unissued as of that date.

      Ratings.  As of September 2, 2003, the State's general  obligation bonds were rated A3 by Moody's,  BBB by Standard & Poor's, and A by Fitch. In August
2003,  Moody's  lowered  its rating to A3 from A2 and stated  that its ratings remain on a watchlist for possible further downgrade.  In July 2003,  Standard and Poor's  lowered  its rating to BBB from A,  citing the lack of progress in adopting  a fiscal  2004  budget  and the  gubernatorial  recall  election  as reasons for the  downgrade.  However,  Standard and Poor's stated that further credit  deterioration  in the short term is unlikely absent a severe cash flow crisis.  Fitch's  similarly  lowered its rating to A from AA citing  financial pressure  since  2001,  reflecting  in  part  recessionary  conditions  and an unprecedented  drop in  personal  income  tax  receipts  which it  expects  to continue in 2003-04.  It is not presently  possible to determine  whether,  or the extent to which,  Moody's,  S&P or Fitch  Ratings will change such ratings in the future.  It should be noted that the  creditworthiness  of  obligations issued by local  California  issuers may be unrelated to the  creditworthiness of obligations  issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

      Cash Flow Borrowings.  As part of its cash management program, the State has  regularly  issued  short-term  obligations  to meet cash flow needs.  The
State did not issue any  revenue  anticipation  notes for the  2000-01  fiscal year. The State issued $5.7 billion of 2001-02 Revenue  Anticipation  Notes in
October 2001 that matured in June 2002. To provide  additional  cash resources necessary to pay the State's  obligations at the end of June 2002 and into the first few months of the 2002-03  fiscal year,  in June 2002,  the State issued
$7.5 billion of 2001-02 Revenue  Anticipation  Warrants with maturity dates in
October  2002,  November  2002 and January  2003,  all of which were repaid in
October  and  November  2002.  The State  issued a total of $12.5  billion  of
2002-03 Revenue  Anticipation  Notes in October and November 2002 that matured in June 2003,  to  partially  fund its cash flow needs in the  2002-03  fiscal year, including repayment of the 2001-02 Revenue Anticipation Warrants.

      With  insufficient cash resources to pay the debt service due, the State
Controller  issued $11 billion of Revenue  Anticipation  Warrants in June 2003 to provide  enough  additional  cash to pay the debt  service  due on the 2002
Revenue  Anticipation  Notes and to pay other State obligations  coming due in
June 2003 and in the first months of the 2003-04 fiscal year.

      The original cash flow  estimates for the 2002-03 fiscal year included a number of assumptions which have been achieved,  including the receipt of $6.6 billion  from the sale of DWR power  revenue  bonds in November  2002 and $2.5 billion  from the sale of tobacco  litigation  settlement  payments in January
2003.  (See "Repayment of Energy Loans" and "Tobacco  Litigation"  below.) The following major factors,  however,  have resulted in the reduction of the cash flow estimates as the year has  progressed:  (1) enactment by the  Legislature of  mid-year  budget  reductions  in  lower  amounts  than  requested  by  the
Governor,  (2)  cancellation  of the second part of the planned  sale of bonds secured by tobacco litigation  settlement payments,  which would have produced
$2 billion of  receipts  for the General  Fund in April  2003,  and (3) higher than expected  expenditures  for health and social  services and  correctional programs  due to higher  caseloads/population.  These  negative  factors  were partially  offset by recognition of about $1.1 billion of additional  internal borrowable resources.

      Repayment of Energy Loans.  The  Department of Water  Resources  ("DWR")
borrowed  money from the General Fund for DWR's power supply  program  between
January and June 2001. DWR has issued  approximately $11.25 billion in revenue bonds in several  series and in the fall of 2002 used the net  proceeds of the revenue bonds to repay outstanding loans from banks and commercial  lenders in the amount of  approximately  $3.5 billion and a loan from the General Fund in the  amount of $6.1  billion  plus  accrued  interest  of  approximately  $500 million.  Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

      The loans from the  General  Fund and the banks and  commercial  lenders financed  DWR's power supply  program  costs during 2001 that  exceeded  DWR's revenues  from the sale of  electricity.  The  general  purpose  of the  power supply  program was to provide to customers of the three major  investor-owned electric  utilities  in the State (the  "IOUs") the portion of their power not provided by the IOUs. The power supply program has become  self-supporting and no  additional  loans from the General Fund are  authorized.  As of January 1,
2003,  the  DWR's  authority  to  enter  into  new  power  purchase  contracts terminated,  and the IOUs resumed responsibility for obtaining electricity for their customers

      The  primary  source  of money to pay debt  service  on the DWR  revenue bonds will be revenues  derived  from  customers  of the IOUs  resulting  from charges set by the California  Public  Utilities  Commission.  The DWR revenue bonds  are  not a debt  or  liability  of  the  State  and  do  not  directly, indirectly  or  contingently  obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

      |X|   Tobacco  Litigation.  In 1998,  the State  (together with 45 other states and certain U.S.  jurisdictions) signed a settlement agreement with the four major cigarette  manufacturers.  The State agreed to drop its lawsuit and not to sue in the future for monetary damages.  Tobacco  manufacturers  agreed to billions of dollars in payments and  restrictions on marketing  activities.
Under the  settlement,  the  companies  agreed to pay  California  governments approximately  $25 billion (subject to adjustments) over a period of 25 years.
Additional  payments continue in perpetuity,  with current projections of $1.2 billion in 2025,  steadily increasing each year to $1.6 billion in 2045. Under a separate Memorandum of Understanding,  half of the money will be paid to the
State  and half to local  governments  (all  counties  and the  cities  of San
Diego, Los Angeles, San Francisco and San Jose).

      During  fiscal year  2001-02,  the General Fund received $478 million in settlement payments.  Of that amount, $76 million was deposited in the General
Fund and $402 million was deposited  into a special fund to pay certain health care costs.  The 2003 May Revision  forecasts  payments to the State  totaling
$474 million in 2002-03 and $174  million in 2003-04,  which will be deposited in a special fund to pay certain healthcare costs.

      The State  planned an issuance of revenue bonds to generate $4.5 billion for the General  Fund during the  2002-03  fiscal year  secured by the tobacco settlement  revenues  received by the State  beginning  in the 2003-04  fiscal year.  An initial  sale  producing  $2.5  billion in revenue was  completed in
January  2003.  The second  part of the sale,  originally  scheduled  in April
2003, was cancelled because of uncertainties in the market for the bonds.

      |X|   Financial  Problems of Local  Governments.  It is not  possible to predict  the  future  impact of the voter  initiatives.  State  constitutional amendments,  legislation or economic  considerations  described  above,  or of such  initiatives,  amendments  or  legislation  that  may be  enacted  in the future,  on the  long-term  ability  of  California  municipal  issuers to pay interest or repay principal on their  obligations.  There is no assurance that any  California  issuer  will make full or timely  payments  of  principal  or interest or remain  solvent.  For example,  in December  1994,  Orange County,
California,   together  with  its  pooled  investment  funds,  which  included investment  funds from other  local  governments,  filed for  bankruptcy.  The
County has since emerged from  bankruptcy.  Los Angeles  County,  the nation's largest county, in the recent past has also experienced  financial  difficulty and its financial  condition  will continue to be affected by the large number of  County  residents  who  are  dependent  on  government  services  and by a structural deficit in its health department.  Moreover,  California's improved economy has caused Los Angeles County,  and other local  governments,  to come
under   increased   pressure   from  public   employee   unions  for  improved
compensation and retirement benefits.

      A program to offset a portion of the vehicle  license fees (VLF) paid by vehicle  owners to local  governments  was  established in 1998. The amount of this  offset has  increased  from 25 percent in 1999 to the  current  level of
67.5 percent.  This offset was expected to provide tax relief of $3.85 billion in 2002-03 and $3.916  billion in 2003-04.  Since 1999,  the General  Fund has backfilled  the offset so that the tax relief did not result in a revenue loss to local  governments.  However,  as the  amount  paid by  taxpayers  has been reduced the amount  backfilled  by the General Fund has  increased.  State law requires the reduction of the VLF offsets and  restoration  of the VLF "during any period in which  insufficient  moneys are available to be transferred from the General Fund to fully fund the offsets." In June 2003,  the State restored the VLF. This action  reduces  General Fund  expenditures  by $4.18 billion in fiscal year 2003-04 and results in a reduction of  approximately  $825 million to local  governments  because of the time needed for the  Department of Motor
Vehicles to phase out the offset from vehicle  registration  bills.  The State has committed to repay this $825 million to local governments in 3 years.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments described below.

      |X| Floating Rate and Variable Rate Obligations.      Variable      rate
demand  obligations  have a demand  feature that allows the Fund to tender the obligation  to the issuer or a third party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the terms of the obligations.

      The  interest  rate on a floating  rate demand note is based on a stated
prevailing  market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other  standard,  and is adjusted  automatically  each time such rate is  adjusted.  The interest  rate on a variable  rate demand note is also based on a stated  prevailing  market rate but is adjusted  automatically at specified  intervals of not less than one year.  Generally,  the changes in the interest rate on such  securities  reduce the  fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation or  depreciation is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated floating rate or variable rate demand  obligation meets the Fund's quality  standards by reason of being  backed  by a letter of  credit  or  guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals not  exceeding  one year and upon no more than 30 days' notice.  The issuer  of  that  type of  note  normally  has a  corresponding  right  in its discretion,  after a given period, to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide a specified number of days' notice to the holder.

      |X| Inverse Floaters and Other Derivative Investments.  Inverse floaters may offer  relatively  high  current  income,  reflecting  the spread  between short-term and long-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively  steep and short term rates remain  relatively low, owners of inverse  floaters will have the opportunity to earn interest at above-market  rates  because  they  receive  interest at the higher  long-term rates but have paid for bonds with lower short-term  rates. If the yield curve flattens and shifts  upward,  an inverse  floater will lose value more quickly than a conventional  long-term bond. The Fund will invest in inverse  floaters to seek higher  tax-exempt  yields than are available  from  fixed-rate  bonds that have comparable  maturities and credit ratings. In some cases, the holder of an  inverse  floater  may  have an  option  to  convert  the  floater  to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse  floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse  floaters that have interest rate caps might be part of a portfolio  strategy to try to maintain a high  current  yield  for the  Fund  when the Fund  has  invested  in  inverse floaters  that  expose  the  Fund to the  risk  of  short-term  interest  rate fluctuations.  "Embedded"  caps can be used to hedge a portion  of the  Fund's
exposure  to  rising   interest   rates.   When   interest   rates   exceed  a
pre-determined  rate, the cap generates  additional cash flows that offset the
decline  in  interest  rates  on  the  inverse  floater,   and  the  hedge  is
successful.  However,  the Fund bears the risk that if  interest  rates do not
rise  above  the  pre-determined   rate,  the  cap  (which  is  purchased  for
additional  cost)  will not  provide  additional  cash  flows and will  expire worthless.

      Inverse   floaters  are  a  form  of  derivative   investment.   Certain
derivatives,  such as options,  futures,  indexed securities and entering into swap  agreements,  can be used to increase or decrease the Fund's  exposure to changing  security  prices,  interest  rates or other  factors that affect the value of securities.  However,  these techniques could result in losses to the
Fund,  if the  Manager  judges  market  conditions  incorrectly  or  employs a strategy  that does not  correlate  well with the  Fund's  other  investments.
These  techniques  can cause losses if the  counterparty  does not perform its promises.  An additional  risk of investing in municipal  securities  that are derivative  investments  is that their  market value could be expected to vary to a much greater  extent than the market value of municipal  securities  that are not derivative  investments  but have similar credit  quality,  redemption provisions and maturities.

      |X|  When-Issued  and  Delayed   Delivery-Transactions.   The  Fund  can
purchase  securities on a "when-issued"  basis,  and may purchase or sell such securities on a "delayed-delivery" basis.  "When-issued" or "delayed-delivery"
refers to  securities  whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such  transactions  are  negotiated  the price  (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six months of the purchase of municipal  bonds and  notes.  However,  the Fund  may,  from time to time,  purchase  municipal securities  having a settlement date more than six months and possibly as long as two years or more  after the trade  date.  The  securities  are  subject to change in value from market  fluctuation  during the  settlement  period.  The value at delivery may be less than the purchase  price.  For example,  changes in  interest  rates in a  direction  other than that  expected  by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund.

      The Fund will  engage  in  when-issued  transactions  in order to secure what is  considered  to be an  advantageous  price  and  yield  at the time of entering  into the  obligation.  When  the  Fund  engages  in  when-issued  or delayed-delivery  transactions,  it relies on the buyer or seller, as the case may be, to  complete  the  transaction.  Their  failure to do so may cause the
Fund to lose the  opportunity  to obtain the  security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and  policies  for its  portfolio  or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of  investment  leverage.  Although  the Fund will enter into  when-issued  or delayed-delivery  purchase  transactions to acquire  securities,  the Fund may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security prior to its acquisition or to dispose of its right to deliver or receive  against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes a  commitment  to purchase or sell a security on a when-issued or forward  commitment  basis,  it records the transaction on its  books  and  reflects  the  value  of the  security  purchased.  In a sale transaction,  it records the proceeds to be received,  in determining  its net asset value.  The Fund will  identify on its books liquid  securities at least equal to the  value  of  purchase  commitments  until  the  Fund  pays for the investment.

      When-issued  transactions  and  forward  commitments  can be used by the
Fund  as a  defensive  technique  to  hedge  against  anticipated  changes  in interest rates and prices.  For instance,  in periods of rising interest rates and falling  prices,  the Fund might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt  to limit its  exposure  to  anticipated falling prices.  In periods of falling  interest rates and rising prices,  the
Fund  might  sell  portfolio  securities  and  purchase  the  same or  similar securities  on a  when-issued  or  forward  commitment  basis,  to obtain  the benefit of currently higher cash yields.

      |X|  Zero-Coupon  Securities.  The Fund may buy  zero-coupon and delayed interest  municipal  securities.  Zero-coupon  securities do not make periodic interest  payments and are sold at a deep discount from their face value.  The buyer  recognizes a rate of return  determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity  date.
This  discount  depends  on the  time  remaining  until  maturity,  as well as prevailing  interest  rates,  the  liquidity  of the  security  and the credit quality of the  issuer.  In the  absence of  threats  to the  issuer's  credit quality,  the discount  typically  decreases as the maturity date  approaches.
Some  zero-coupon  securities are  convertible,  in that they are  zero-coupon securities  until a  predetermined  date,  at which  time  they  convert  to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually at the rate fixed at the time of their issuance,  their value is generally more volatile than the value of other debt  securities.  Their value may fall more dramatically than the value of interest-bearing  securities when
interest  rates  rise.  When  prevailing  interest  rates  fall,   zero-coupon
securities  tend to rise more rapidly in value  because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts  and  Standby  Commitments.  When  the  Fund  buys a  municipal security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement  from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put purchased in conjunction with a municipal  security  enables the Fund to sell the  underlying  security within a specified period of time at a fixed exercise price.

      The Fund might  purchase a standby  commitment or put separately in cash or it might acquire the security subject to the standby  commitment or put (at a price  that  reflects  that  additional  feature).  The Fund will enter into these  transactions  only  with  banks and  securities  dealers  that,  in the
Manager's  opinion,  present  minimal  credit  risks.  The  Fund's  ability to exercise a put or standby  commitment  will  depend on the ability of the bank or  dealer  to pay for the  securities  if the put or  standby  commitment  is exercised.  If the bank or dealer should default on its  obligation,  the Fund might not be able to  recover  all or a  portion  of any loss  sustained  from having to sell the security elsewhere.

      Puts and standby  commitments  are not  transferable  by the Fund.  They terminate  if the Fund sells the  underlying  security to a third  party.  The
Fund  intends  to  enter  into  these  arrangements  to  facilitate  portfolio liquidity,  although  such  arrangements  might  enable  the  Fund  to  sell a security  at a  pre-arranged  price  that may be  higher  than the  prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might  refrain  from  exercising a put or standby  commitment  if the exercise price is  significantly  higher than the prevailing  market price, to avoid imposing a loss on the seller that could  jeopardize the Fund's business relationships with the seller.

      A put or  standby  commitment  increases  the cost of the  security  and reduces the yield  otherwise  available from the security.  Any  consideration paid by the Fund for the put or standby  commitment  will be  reflected on the
Fund's books as unrealized  depreciation  while the put or standby  commitment is held,  and a realized  gain or loss when the put or commitment is exercised or expires.  Interest  income  received by the Fund from municipal  securities subject to puts or stand-by  commitments  may not qualify as tax exempt in its hands if the terms of the put or stand-by  commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase  Agreements.  The Fund may acquire  securities subject to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities.  In a repurchase  transaction,  the Fund acquires a security from, and simultaneously  resells it to an approved vendor for delivery on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been  designated a primary  dealer in  government  securities,  which meet the credit  requirements  set by the Fund's Manager from time to time. The Manager will  monitor  the  vendor's  creditworthiness  to confirm  that the vendor is financially sound and will continuously  monitor the collateral's  value. They must meet credit requirements set by the Manager from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to  resale  typically  will  occur  within  one to five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the  Fund's  limits on holding  illiquid  investments.  There is no limit  on the  amount  of the  Fund's  net  assets  that  may  be  subject  to repurchase agreements of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times while the  repurchase  agreement is in effect,  the  collateral's  value must  equal  or  exceed  the  repurchase  price  to  fully  collateralize  the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in  disposing of the  collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission,  the Fund,  along  with the  affiliated  entities  managed  by the
Manager,  may  transfer  uninvested  cash  balances  into  one or  more  joint repurchase  agreement  accounts.  These  balances  are invested in one or more repurchase  agreements,  secured  by U.S.  government  securities.  Securities pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the  market  value  of the  collateral  be  sufficient  to cover  payments  of interest and  principal;  however,  in the event of default by the other party to  the  agreement,  retention  of the  collateral  may be  subject  to  legal proceedings.

Borrowing for  Leverage.  The Fund has the ability to invest  borrowed  funds in
portfolio  securities.   This  speculative  investment  technique  is  known  as
"leverage." Under its fundamental  investment policies,  the Fund may not borrow money,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or  regulations  may be amended or interpreted from time to time.  Currently,  under the Investment  Company Act, a mutual fund may  borrow  only from  banks  and the  maximum  amount  it may  borrow is up to one-third  of  its  total  assets  (including  the  amount  borrowed)  less  all liabilities and indebtedness  other than borrowing.  The Fund may also borrow up to 5% of its total  assets for  temporary  purposes  from any person.  Under the
Investment  Company  Act,  there  is a  rebuttable  presumption  that a loan  is temporary  if it is repaid  within 60 days and not  extended or renewed.  If the value of the Fund's assets fails to meet this 300% asset  coverage  requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do  so,  the  Fund  might  have  to  sell a  portion  of  its  investments  at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the fund's net asset value per share might fluctuate more than that of funds that do not borrow.

Interfund  Borrowing and Lending  Arrangements.  Consistent with its fundamental policies  and  pursuant  to an  exemptive  order  issued by the  Securities  and
Exchange  Commission  ("SEC"),  the Fund may  engage in  borrowing  and  lending activities  with other funds in the  OppenheimerFunds  complex.  Borrowing money from  affiliated  funds  may  afford  the Fund the  flexibility  to use the most cost-effective alternative to satisfy its borrowing requirements.  Lending money to an affiliated  fund may allow the Fund to obtain a higher rate of return than
it  could  from   interest   rates  on   alternative   short-term   investments.
Implementation  of  interfund  lending  is being  accomplished  consistent  with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund  Borrowing.  The Fund will not borrow  from  affiliated  funds unless the terms of the borrowing  arrangement are at least as favorable as the terms the Fund could otherwise  negotiate with a third party. To assure that the Fund will not be  disadvantaged  by borrowing  from an  affiliated
   fund,  certain   safeguards  are  being  implemented.   Examples  of  these
   safeguards include the following:
o     the Fund  will  not  borrow  money  from  affiliated  funds  unless  the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing from affiliated  funds must be consistent with its investment objective and investment policies;
o     the  loan  rates  will  be  the  average  of  the  overnight  repurchase agreement rate available through the  OppenheimerFunds  joint repurchase agreement  account and a  pre-established  formula  based on  quotations from independent  banks to approximate the lowest interest rate at which bank loans would be available to the Fund;
o     if the Fund has  outstanding  borrowings  from all sources  greater than
      10% of its total  assets,  then the Fund  must  secure  each  additional outstanding  interfund loan by segregating  liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided  with a report of all interfund  loans and the Trustees will monitor all such  borrowings to ensure that the Fund's participation is appropriate.

      There is a risk that a  borrowing  fund could have a loan  called on one days' notice. In that circumstance,  the Fund might have to borrow from a bank at a higher  interest  cost if money to lend were not  available  from another
Oppenheimer fund.

o     Interfund Lending.  To assure that the Fund will not be disadvantaged by
   making  loans  to   affiliated   funds,   certain   safeguards   are  being
   implemented. Examples of these safeguards include the following:
o     the Fund will not lend money to  affiliated  funds  unless the  interest
      rate  on  such  loan  is   determined   to  be   reasonable   under  the
      circumstances;
o     the Fund  may not  make  interfund  loans  in  excess  of 15% of its net assets;
o     an interfund loan to any one affiliated  fund shall not exceed 5% of the
      Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager  will provide the Trustees  reports on all  interfund  loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X| Illiquid Securities.  The Fund has percentage limitations that apply to purchases of illiquid securities,  as stated in the Prospectus. As a matter of  fundamental  policy,  the Fund cannot  purchase  any  securities  that are subject to restrictions on resale.

      |X| Loans of Portfolio  Securities.  To attempt to raise income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities to brokers,  dealers  and other  financial  institutions  approved  by the Fund's
Board of  Trustees.  These loans are limited to not more than 25% of the value of the Fund's total  assets.  There are risks in  connection  with  securities lending. The Fund might experience a delay in receiving additional  collateral to secure a loan,  or a delay in recovery of the loaned  securities.  The Fund presently  does not intend to engage in loans of  securities  that will exceed
5% of the value of the Fund's  total  assets in the coming  year.  Income from securities  loans does not constitute  exempt-interest  income for the purpose of paying tax-exempt dividends.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on the loaned  securities,  It also receives one or more of (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c)  interest  on  short-term  debt  securities  purchased  with  the loan collateral.  Either type of interest may be shared with the borrower. The Fund may pay reasonable  finder's,  administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet  applicable  tests under the  Internal  Revenue  Code and must  permit  the  Fund to  reacquire  loaned securities on five days' notice or in time to vote on any important matter.

      |X|  Hedging.  The Fund may use  hedging to  attempt to protect  against declines in the market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio  securities that have  appreciated, or to facilitate  selling  securities  for investment  reasons.  To do so, the
Fund may:
      |_|   sell interest rate futures or municipal bond index futures,
|_|   buy puts on such futures or securities, or

      |_|         write covered calls on securities,  broadly-based  municipal bond indices,  interest rate futures or municipal bond index futures.
         Covered  calls may also be written on debt  securities  to attempt to increase the Fund's income,  but that income would not be tax-exempt.
         Therefore it is unlikely  that the Fund would write covered calls for that purpose.

      The Fund may  also use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute for purchasing  individual  debt securities.  In  that  case  the  Fund  will  normally  seek to  purchase  the securities,  and then  terminate  that  hedging  position.  For  this  type of hedging, the Fund may:
      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental to the Fund's investment  activities in the underlying cash market.
The particular  hedging  instruments the Fund can use are described below. The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

      |_|  Futures.  The Fund may buy and sell futures  contracts  relating to debt securities  (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specific  type of debt  security  to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the futures position.

      A "municipal bond index" assigns  relative values to the municipal bonds in the index,  and is used as the basis for trading  long-term  municipal bond futures  contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation  under the contract may also be satisfied by entering  into an offsetting  contract.  The strategies  which the Fund employs in using  municipal  bond index futures are similar to those with regard to interest rate futures.

      Upon entering into a futures  transaction,  the Fund will be required to deposit an initial margin payment in cash or U.S.  government  securities with the  futures  commission  merchant  (the  "futures  broker").  Initial  margin payments  will be  deposited  with the  Fund's  custodian  bank in an  account registered in the futures broker's name. However,  the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market  (that is, its value on the Fund's  books is  changed)  to reflect  changes in its  market  value,  subsequent  margin  payments,  called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which  time a final  determination  of  variation  margin  is made  and  additional  cash is required  to be paid by or  released  to the  Fund.  Any  gain or loss is then realized by the Fund on the future for tax  purposes.  Although  Interest Rate
Futures  by  their  terms  call  for   settlement  by  the  delivery  of  debt
securities,  in most cases the  obligation is fulfilled  without such delivery by entering  into an  offsetting  transaction.  All futures  transactions  are effected  through a clearing house  associated  with the exchange on which the contracts are traded.

      The Fund may concurrently  buy and sell futures  contracts in a strategy anticipating  that the future the Fund  purchased will perform better than the future the Fund sold.  For example,  the Fund might buy municipal bond futures and  concurrently  sell U.S.  Treasury  Bond futures (a type of interest  rate future).  The Fund would benefit if municipal bonds  outperform U.S.  Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected  percentage change in the value of a bond  resulting  from a change  in  general  interest rates (measured by each 1% change in the rates on U.S.  Treasury  securities).
For  example,  if a bond  has an  effective  duration  of  three  years,  a 1%
increase  in general  interest  rates  would be expected to cause the value of the bond to  decline  about  3%.  There are  risks  that this type of  futures strategy will not be successful.  U.S.  Treasury bonds might perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration  that were used might be  incorrect  (in this case,  the  duration of municipal  bonds relative to U.S.  Treasury Bonds might have been greater than anticipated).

      |_| Put and Call  Options.  The Fund may buy and sell  certain  kinds of put options (puts) and call options  (calls).  These  strategies are described below.

      |_| Writing  Covered  Call  Options.  The Fund may write (that is, sell)
call options. The Fund's call writing is subject to a number of restrictions:
      (1)   After  the Fund  writes a call,  not more  than 25% of the  Fund's total assets may be subject to calls.
(2)   Calls  the Fund  sells  must be listed on a  securities  or  commodities exchange or quoted on NASDAQ,  the automated  quotation system of The
         Nasdaq Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes  must be  "covered"  while it is  outstanding.
         That  means  the Fund must own the  investment  on which the call was written.
(4)   The Fund may write  calls on  futures  contracts  whether or not it owns them.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a  corresponding  call on the same security  during the call period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from  the  market  price  of the  underlying  security.  The  Fund has retained  the risk of loss  that  the  price of the  underlying  security  may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the  call  price,  it is  likely  that  the  call  will  lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank, will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges,  or as to other acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price would generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will  treat as  illiquid  (for  purposes  of its  restriction  on  illiquid securities) the mark-to-market  value of any OTC option held by it, unless the option is  subject  to a  buy-back  agreement  by the  executing  broker.  The
Securities  and Exchange  Commission is evaluating  whether OTC options should be  considered  liquid  securities.  The  procedure  described  above could be affected by the outcome of that evaluation.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close  out the  transaction.  A profit  may  also be  realized  if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such  profits are  considered  short-term  capital gains  for  federal  tax  purposes,  as are  premiums  on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures  contracts  without  owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating in escrow an equivalent  dollar value of liquid  assets.  The Fund will segregate additional  liquid assets if the value of the escrowed assets drops below 100%
of the current value of the future. Because of this escrow requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future put the Fund in a "short" futures position.

      |_|  Writing  Put  Options.  The  Fund  can  sell  put  options  on debt securities,  broadly-based  securities  indices,  futures, or foreign currency options.  A put option on  securities  gives the  purchaser the right to sell, and the  writer  the  obligation  to buy,  the  underlying  investment  at the exercise  price  during the option  period.  A put written on debt  securities must be covered by  segregated  liquid  assets and the Fund cannot  write puts if, as a result,  more than 50% of the Fund's net assets  would be required to be segregated to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is  exercised,  the Fund must  fulfill  its  obligation  to  purchase  the underlying  investment at the exercise  price.  That price will usually exceed the market value of the  investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the  underlying  investment  and the  premium received  minus the sum of the exercise  price and any  transaction  costs the
Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets on its books  with a value  equal  to or  greater  than  the  exercise  price  of the
underlying   securities.   The  Fund  therefore  forgoes  the  opportunity  of
investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

      |_|  Purchasing  Calls  and  Puts.  The  Fund  may  buy  calls  only  on
securities,   broadly-based  municipal  bond  indices,  municipal  bond  index futures and interest rate  futures.  It may also buy calls to close out a call it has written,  as discussed  above.  Calls the Fund buys must be listed on a securities  or  commodities  exchange,  or quoted on NASDAQ,  or traded in the over-the-counter  market.  A call or put  option may not be  purchased  if the purchase  would  cause the value of all the  Fund's  put and call  options  to exceed 5% of its total assets.

      When  the  Fund  purchases  a call  (other  than in a  closing  purchase transaction),  it pays a premium.  For calls on securities that the Fund buys, it has  the  right  to buy  the  underlying  investment  from  a  seller  of a corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the  underlying  investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call.  If the call is not either  exercised  or sold  (whether or not at a profit),  it will become  worthless at its  expiration  date. In that case the Fund will lose its  premium  payment  and the right to  purchase  the underlying investment.

      Calls on municipal  bond  indices,  interest  rate futures and municipal bond  index  futures  are  settled  in  cash  rather  than by  delivering  the underlying  investment.  Gain or loss  depends on  changes  in the  securities included in the index in  question  (and thus on price  movements  in the debt
securities   market  generally)  rather  than  on  changes  in  price  of  the individual futures contract.

      The Fund may buy only  those  puts that  relate to  securities  that the
Fund owns, broadly-based municipal bond indices,  municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).  The Fund may not sell puts other than puts it has previously purchased.

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying  investment to a seller of a corresponding put on the same investment  during the put period at a fixed exercise price.  Puts on municipal  bond indices are settled in cash.  Buying a put on a debt security, interest  rate future or municipal  bond index future the Fund owns enables it to protect  itself during the put period against a decline in the value of the underlying  investment  below the exercise  price.  If the market price of the underlying  investment is equal to or above the exercise price and as a result the put is not  exercised  or resold,  the put will  become  worthless  at its expiration  date. In that case the Fund will lose its premium  payment and the right  to  sell  the  underlying  investment.  A put  may  be  sold  prior  to expiration (whether or not at a profit).

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities may affect its portfolio  turnover rate and brokerage  commissions.  The  exercise of calls  written by the Fund may cause the Fund to sell related  portfolio  securities,  thus increasing its turnover rate.  The exercise by the Fund of puts on  securities  will cause the sale of underlying investments,  increasing portfolio turnover.  Although the decision whether to  exercise a put it holds is within  the Fund's  control,  holding a put might cause the Fund to sell the  related  investments  for  reasons  that would not exist in the absence of the put.

      The  Fund may pay a  brokerage  commission  each  time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection with the exercise of a call or put. Such  commissions may be higher on a relative basis than the commissions for direct  purchases or sales of the underlying  investments.  Premiums  paid for  options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large amounts of leverage.  The leverage  offered by trading in options  could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling  interest rate futures and municipal bond index futures or purchasing  puts on municipal bond indices or futures to attempt to protect  against  declines in the value of the Fund's securities.  The risk is that the  prices of such  futures  or the  applicable index  will  correlate  imperfectly  with the  behavior  of the cash (that is, market)  prices of the Fund's  securities.  It is possible for  example,  that while the Fund has used hedging  instruments in a short hedge,  the market may advance  and the value of debt  securities  held in the Fund's  portfolio  may decline.  If  that  occurred,  the  Fund  would  lose  money  on  the  hedging instruments  and also  experience  a decline in value of its debt  securities.
However,  while  this  could  occur  over a brief  period  or to a very  small degree,  over time the value of a  diversified  portfolio  of debt  securities will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of debt  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund may use hedging  instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical  volatility  of the prices of the debt  securities  being hedged is greater than the historical volatility of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions  due to  differences  in the natures of those markets.
All  participants  in the futures  markets  are subject to margin  deposit and maintenance  requirements.  Rather  than  meeting  additional  margin  deposit requirements,  investors may close out futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and
futures  markets.  From  the  point  of  view  of  speculators,   the  deposit
requirements in the futures markets are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use  hedging  instruments  to  establish  a position in the municipal  securities  markets as a temporary  substitute  for the purchase of individual  securities  (long  hedging).  It is  possible  that the market may decline.  If the Fund then concludes not to invest in such securities  because of concerns  that there may be further  market  decline or for other  reasons, the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the purchase price of the securities.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a  particular  option.  If the Fund could not effect a closing purchase  transaction due to a lack of a market, it would  have to hold the  callable  investment  until  the call  lapsed  or was exercised.  The Fund  might  experience  losses  if it could  not  close out a position because of an illiquid market for a future or option.

      |_| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange  their right to receive or their  obligation to pay interest  on a  security.  For  example,  they  may  swap a right  to  receive floating  rate  payments for fixed rate  payments.  The Fund enters into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its  total  assets.  Also,  the Fund  will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that  exceed the amounts it is entitled to receive,  and it will adjust that amount daily,  as needed.  Income from interest rate swaps may be taxable.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments made by the Fund under a swap  agreement  will have been greater than those  received  by it.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  to an  interest  rate swap defaults,  the  Fund's  loss will  consist  of the net  amount of  contractual interest  payments  that the  Fund  has not yet  received.  The  Manager  will monitor the  creditworthiness  of  counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

      The  Fund  will   enter   into  swap   transactions   with   appropriate
counterparties  pursuant  to  master  netting  agreements.  A  master  netting agreement  provides that all swaps done between the Fund and that counterparty under  the  master  agreement  shall  be  regarded  as  parts  of an  integral agreement.  If on  any  date  amounts  are  payable  under  one or  more  swap transactions,  the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  may  terminate  the swaps with that party.
Under master netting agreements,  if there is a default resulting in a loss to one party,  that party's  damages are  calculated  by reference to the average cost of a replacement  swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination  of all swaps and the  netting of gains and losses on termination is generally referred to as "aggregation."

       |_| Regulatory Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain guidelines and restrictions  established by the Commodity Futures Trading Commission (the
"CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of
Rule 4.5 adopted by the CFTC.  That Rule does not limit the  percentage of the
Fund's  assets  that  may be used  for  futures  margin  and  related  options premiums for a bona fide hedging  position.  However,  under the Rule the Fund must limit its aggregate  initial futures margin and related options  premiums to no more than 5% of the Fund's net assets for  hedging  strategies  that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund also must use short futures and options on futures  positions  solely for  bona  fide  hedging  purposes  within  the  meaning  and  intent  of  the applicable provisions of the Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges,  or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal  bond index future,  it must maintain cash or readily marketable  short-term debt instruments in an amount equal to the market value of the investments  underlying the future,  less the margin deposit applicable to it.  The  account  must be a  segregated  account or  accounts  held by its custodian bank.

      |X| Temporary Defensive Investments.  The securities the Fund may invest in for temporary defensive purposes include the following:
            |_| short-term municipal securities;
            |_|  obligations  issued or guaranteed  by the U.S.  government or its agencies or instrumentalities;
            |_|  corporate  debt  securities  rated  within the three  highest grades by a nationally recognized rating agency;
            |_|  commercial  paper rated "A-1" by S&P, or a comparable  rating by another nationally recognized rating agency; and
             |_|  certificates  of deposit of domestic banks with assets of $1 billion or more.

      Portfolio  Turnover.  A change in the  securities  held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term trading  increases  the rate of  portfolio  turnover  and could  increase  the
Fund's  transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage  expense  because  most of the  Fund's  portfolio  transactions  are principal trades that do not require payment of brokerage commissions.

      The Fund  ordinarily  does not trade  securities  to achieve  short-term capital  gains,  because  they would not be  tax-exempt  income.  To a limited degree,  the  Fund  may  engage  in  short-term  trading  to  attempt  to take advantage of short-term market  variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised  credit  evaluation  of the issuer or other  considerations,  the
Fund  believes  such  disposition  advisable  or it needs to generate  cash to satisfy  requests to redeem Fund shares.  In those cases, the Fund may realize a  capital  gain or loss  on its  investments.  The  Fund's  annual  portfolio turnover rate normally is not expected to exceed 100%.

      |X|  Taxable  Investments.  While  the Fund can  invest up to 20% of its total assets in investments  that generate  income subject to income taxes, it does not  anticipate  investing  substantial  amounts of its assets in taxable investments  under normal market  conditions or as part of its normal  trading strategies and policies.  To the extent it invests in taxable securities,  the
Fund would not be able to meet its  objective of providing  tax exempt  income to  its  shareholders.  Taxable  investments  include,  for  example,  hedging instruments,  repurchase  agreements,  and many of the types of securities the
Fund  would  buy for  temporary  defensive  purposes.  The Fund can  invest in short-term municipal securities for defensive purposes.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      o Does the Fund Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot  invest in  securities  or other  investments  other
than  municipal  securities,   the  temporary  investments  described  in  its
Prospectus,  repurchase agreements,  covered calls, private activity municipal securities  and  hedging  instruments  described  in  "About  the Fund" in the
Prospectus or this Statement of Additional Information.

      |_| The Fund  cannot make loans,  except to the extent  permitted  under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund may not borrow money,  except to the extent permitted under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund  cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S.  government or its agencies and  intrumentalities or securities issued by investment  companies.  Nor does that limit apply to municipal  securities  in general or to California Municipal Securities.

      |_| The Fund  cannot  invest in real  estate,  physical  commodities  or commodity  contracts,  except to the  extent  permitted  under the  Investment
Company Act, the rules or regulations  thereunder or any exemption  therefrom, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot  underwrite  securities or invest in securities that are subject to restrictions on resale.

      |_| The Fund cannot invest in securities of other investment  companies, except to the extent  permitted  under the  Investment  Company Act, the rules and regulations thereunder or any exemption therefrom,  as such statute, rules and regulations may be amended or interpreted from time to time.

      |_| The Fund cannot buy or sell futures  contracts  other than  interest rate futures and municipal bond index futures.

      The Fund  currently has an operating  policy (which is not a fundamental policy but will not be changed  without the  approval of a  shareholder  vote)
that prohibits the Fund from issuing senior  securities.  However,  the policy does not prohibit  certain  activities  that are permitted by the Fund's other policies,  including  borrowing  money for emergency  purposes as permitted by its other  investment  policies  and  applicable  regulations,  entering  into
delayed-delivery   and  when-issued   arrangements  for  portfolio  securities
transactions, and entering into contracts to buy or sell derivatives,  hedging instruments,  options,  futures and the related  margin,  collateral or escrow arrangements permitted under its other investment policies.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund  makes an  investment.  In that  case the Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

Non-Diversification  of the Fund's Investments.  The Fund is "non-diversified"
as defined in the  Investment  Company Act.  Funds that are  diversified  have restrictions  against  investing too much of their assets in the securities of any one  "issuer."  That means that the Fund can invest  more of its assets in the securities of a single issuer than a fund that is diversified.

      Being  non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations from adverse conditions  affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to  qualify  for tax  purposes  as a  "regulated  investment company" under the Internal  Revenue Code. By qualifying,  it does not have to pay federal  income taxes if more than 90% of its earnings are  distributed to shareholders.  To qualify,  the Fund must meet a number of conditions.  First, not more  than 25% of the  market  value of the  Fund's  total  assets  may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets,  (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer,  and
(2) the Fund must not own more than 10% of the outstanding  voting  securities of a single issuer.

      The  identification of the issuer of a municipal security depends on the terms and  conditions  of the  security.  When the assets and  revenues  of an
agency,   authority,   instrumentality  or  other  political  subdivision  are
separate from those of the  government  creating it and the security is backed only by the assets and  revenues  of the  subdivision,  agency,  authority  or instrumentality,  the latter would be deemed to be the sole issuer. Similarly, if an  industrial  development  bond is backed only by the assets and revenues of the  non-governmental  user,  then that user would be deemed to be the sole issuer.  However,  if in either  case the  creating  government  or some other entity  guarantees a security,  the  guarantee  would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction  Against  Concentration.  To implement its policy not
to   concentrate   its   investments,   the  Fund  has  adopted  the  industry
classifications  set  forth in  Appendix  B to this  Statement  of  Additional
Information. Those industry classifications are not a fundamental policy.

      In implementing  the Fund's policy not to concentrate  its  investments, the Manager will consider a  non-governmental  user of facilities  financed by industrial  development bonds as being in a particular industry.  That is done even though the bonds are  municipal  securities,  as to which the Fund has no concentration  limitation.  Although  this  application  of the  concentration restriction  is not a  fundamental  policy of the Fund, it will not be changed without shareholder approval.

How the Fund Is Managed

Organization and History. The Fund is an open-end,  non-diversified management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in July 1988.

      |_| Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently  has three  classes of shares:  Class A, Class B and
Class C. All classes invest in the same  investment  portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which the  interests of one class are different from the interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportinately  equal to the  interest of each other share of the same class.

      |_| Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Fund is not  required  to hold,  and does  not  plan to hold,  regular  annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company  Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper  request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's outstanding shares,  whichever is less.
The  Trustees  may also take  other  action  as  permitted  by the  Investment
Company Act.

      |_| Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial  loss from being held liable as a  "partner"  of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the  Manager.  Although  the Fund will not  normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other  action  described  in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit  Committee,  a Regulatory & Oversight
Committee,  a Governance Committee and a Proxy Committee.  The Audit Committee
is  comprised  solely  of  Independent  Trustees.  The  members  of the  Audit
Committee are Edward Regan  (Chairman),  Kenneth Randall and Russell Reynolds.
The Audit  Committee  held six  meetings  during the Fund's  fiscal year ended
July 31, 2003.  The Audit  Committee  provides the Board with  recommendations
regarding  the  selection  of  the  Fund's  independent   auditor.  The  Audit
Committee  also  reviews  the scope and  results  of audits and the audit fees charged,  reviews reports from the Fund's  independent  auditor concerning the
Fund's  internal  accounting  procedures,  and controls and reviews reports of the  Manager's  internal  auditor,  among  other  duties  as set  forth in the
Committee's charter.

      The members of the  Regulatory  & Oversight  Committee  are Robert Galli
(Chairman),  Joel Motley and Phillip  Griffiths.  The  Regulatory  & Oversight
Committee  held six  meetings  during  the Fund's  fiscal  year ended July 31,
2003. The Regulatory & Oversight  Committee evaluates and reports to the Board on the Fund's contractual arrangements,  including the Investment Advisory and
Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian  agreements  as well as the policies and  procedures  adopted by the
Fund to comply  with the  Investment  Company  Act and other  applicable  law, among other duties as set forth in the Committee's charter.

     The members of the Governance  Committee are Joel Motley (Acting Chairman),
Phillip Griffiths and Kenneth Randall. The Committee held no meetings during the
Fund's  fiscal year ended July 31,  2003.  The  Corporate  Governance  Committee reviews the Fund's  governance  guidelines and  recommends  appropriate to the B
Fund's Codes of Ethics,  and develops  qualification  criteria for Board members consistent with the Fund's governance  guidelines,  among other duties set forth in the Committee's charter.

     The members of the Proxy  Committee  are Edward Regan  (Chairman),  Russell
Reynolds  and John Murphy.  The Proxy  Committee  held two  meetings  during the
Fund's fiscal year ended July 31, 2003. The Proxy  Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees is an  "Independent  Trustee",  as defined in the  Investment  Company  Act. Mr.
Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the  Manager,  and as a shareholder of its parent company.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees or  directors  of the  following  publicly  offered  Oppenheimer  funds
(referred to as "Board I Funds"):

Oppenheimer    AMT-Free    New   York
Municipals                              OppenheimersInternationalqGrowthoFunde
                                           Oppenheimer  International  Small Company
Oppenheimer California Municipal Fund      Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Capital Preservation Fund      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund        Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                 Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund           Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                Oppenheimer Trinity Core Fund
Oppenheimer Europe Fund                    Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Global Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Global Opportunities Fund   Oppenheimer U.S. Government Trust

-------------------------------------------------------------------------------------

Oppenheimer Gold & Special Minerals Fund

-------------------------------------------------------------------------------------
===========================================

Oppenheimer Growth Fund

===========================================

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted  to  purchase  Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economics of sales efforts realized by the Distributor.

      Messrs.  Fielding,  Murphy,  Masterson,  Molleur,  Vottiero,  Wixted and
Zack, and Mses.  Bechtolt,  Feld and Ives  respectively  hold the same offices with one or more of the other funds in the  OppenheimerFunds  complex, as well as with the Fund.  As of August 27,  2003,  the  Trustees  and officers of the
Fund as a group owned of record or beneficially  less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit  plan for  employees of the  Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed above. In addition,  each Independent Trustee, and his or her family members,  do not own securities of either the Manager or
Distributor  of the  Board  I  Funds  or any  person  directly  or  indirectly controlling,  controlled  by or  under  common  control  with the  Manager  or
Distributor.

   [GRAPHIC OMITTED][GRAPHIC OMITTED]     Affiliated      Transactions     and
Material  Business  Relationships.  Mr.  Reynolds has  reported  that he has a
controlling   interest  in  The   Directorship   Search  Group,   Inc.   ("The
Directorship   Search  Group"),  a  director  recruiting  firm  that  provided consulting  services to  Massachusetts  Mutual Life  Insurance  Company (which controls  the  Manager)  for fees  aggregating  $247,500  from January 1, 2001 through  December 31,  2002.  Mr.  Reynolds  estimates  that The  Directorship
Search  Group will not provide  consulting  services to  Massachusetts  Mutual
Life Insurance Company during the calendar year 2003.

      The Independent Trustees have unanimously (except for Mr. Reynolds,  who
abstained)   determined   that  the   consulting   arrangements   between  The
Directorship  Search Group and  Massachusetts  Mutual Life  Insurance  Company
were  not  material   business  or  professional   relationships   that  would
compromise Mr. Reynolds'  status as an Independent  Trustee.  Nonetheless,  to assure  certainty  as to  determinations  of the  Board  and  the  Independent
Trustees  as to matters  upon which the  Investment  Company  Act or the rules thereunder  require  approval  by a  majority  of  Independent  Trustees,  Mr.
Reynolds will not be counted for purposes of  determining  whether a quorum of
Independent  Trustees  was  present  or  whether  a  majority  of  Independent
Trustees approved the matter.

      The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------

                               Independent Trustees

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5   Dollar     Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                    Years;                                  Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held   Shares     Oppenheimer
with Fund,          by Trustee;                             BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex    Owned in   Overseen
Age                 Currently Overseen by Trustee           the Fund   by Trustee

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

                                                            As  of  December   31,
                                                            2002

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Clayton K.          Of Counsel (since 1993), Hogan &        $ 0        $50,001-$100,000
Yeutter, Chairman   Hartson (a law firm). Other
of the Board of     directorships: Weyerhaeuser Corp.(an
Trustees since      international forest products
2003;               company)(since 1999) and Danielson
Trustee since 1991  Holding Corp. (an insurance
Age: 72             company)(since 2002); formerly a
                    director of Caterpillar, Inc.
                    (1993-December 2002). Oversees 29
                    portfolios in the OppenheimerFunds
                    complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Galli,    A trustee or director of other          $ 0        Over
Trustee since 1996  Oppenheimer funds. Formerly Trustee                $100,000
Age: 69             (May 2000-2002) of Research Foundation
                    of AIMR (investment research,
                    non-profit) and Vice Chairman (October
                    1995-December 1997) of the Manager.
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Phillip A.          A director (since 1991) of the          $ 0        Over
Griffiths,          Institute for Advanced Study,                      $100,000
Trustee, since 1999 Princeton, N.J., a director (since
Age: 64             2001) of GSI Lumonics, a trustee
                    (since 1983) of Woodward Academy, a
                    Senior Advisor (since 2001) of The
                    Andrew W. Mellon Foundation. A member
                    of: the National Academy of Sciences
                    (since 1979), American Academy of Arts
                    and Sciences (since 1995), American
                    Philosophical Society (since 1996) and
                    Council on Foreign Relations (since
                    2002). Formerly a director of Bankers
                    Trust New York Corporation
                    (1994-1999). Oversees 29 portfolios in
                    the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joel W. Motley,     Director (since 2002) Columbia Equity   $ 0        $ 0
Trustee since 2002  Financial Corp. (privately-held
Age: 51             financial adviser); Managing Director
                    (since 2002) Carmona Motley, Inc.
                    (privately-held financial adviser);
                    Formerly he held the following
                    positions: Managing Director (January
                    1998-December 2001), Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser); Managing Director (January
                    1992-December 1997), Carmona Motley &
                    Co. (privately-held financial
                    adviser). Oversees 29 portfolios in
                    the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Kenneth A.          A director of Dominion Resources, Inc.  $ 0        Over
Randall, Trustee    (electric utility holding company) and             $100,000
since 1988          Prime Retail, Inc. (real estate
Age: 76             investment trust); formerly a director
                    of Dominion Energy, Inc. (electric
                    power and oil & gas producer),
                    President and Chief Executive Officer
                    of The Conference Board, Inc.
                    (international economic and business
                    research) and a director of Lumbermens
                    Mutual Casualty Company, American
                    Motorists Insurance Company and
                    American Manufacturers Mutual
                    Insurance Company. Oversees 29
                    portfolios in the OppenheimerFunds
                    complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward V. Regan,    President, Baruch College, CUNY; a      $          $50,001-$100,000
Trustee since 1993  director of RBAsset (real estate        1-$10,000
Age: 73             manager); a director of OffitBank;
                    formerly Trustee, Financial Accounting
                    Foundation (FASB and GASB), Senior
                    Fellow of Jerome Levy Economics
                    Institute, Bard College, Chairman of
                    Municipal Assistance Corporation for
                    the City of New York, New York State
                    Comptroller and Trustee of New York
                    State and Local Retirement Fund.
                    Oversees 29 investment companies in
                    the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Russell S.          Chairman (since 1993) of The            $ 0        $10,001-$50,000
Reynolds, Jr.,      Directorship Search Group, Inc.
Trustee since 1989  (corporate governance consulting and
Age: 71             executive recruiting); a life trustee
                    of International House (non-profit
                    educational organization), and a
                    trustee (since 1996) of the Greenwich
                    Historical Society. Oversees 29
                    portfolios in the OppenheimerFunds
                    complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Donald W. Spiro,    Chairman Emeritus (since January 1991)  $ 0        Over
Vice Chairman of    of the Manager. Formerly a director                $100,000
the Board of        (January 1969-August 1999) of the
Trustees,           Manager. Oversees 29 portfolios in the
Trustee since 1988  OppenheimerFunds complex.
Age: 77

-----------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue,  New
York,  NY  10018.  Mr.  Murphy  serves  for  an  indefinite  term,  until  his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service   Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustees

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                              As of December 31,
                                                              2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and     $ 0        Over
President and       director (since June 2001) and President             $100,000
Trustee,            (since September 2000) of the Manager;
Trustee since 2001  President and a director or trustee of
Age: 54             other Oppenheimer funds; President and a
                    director (since July 2001) of
                    Oppenheimer Acquisition Corp. (the
                    Manager's parent holding company) and of
                    Oppenheimer Partnership Holdings, Inc.
                    (a holding company subsidiary of the
                    Manager); a director (since November
                    2001) of OppenheimerFunds Distributor,
                    Inc. (a subsidiary of the Manager);
                    Chairman and a director (since July
                    2001) of Shareholder Services, Inc. and
                    of Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager); President and a director
                    (since July 2001) of OppenheimerFunds
                    Legacy Program (a charitable trust
                    program established by the Manager); a
                    director of the investment advisory
                    subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc. and
                    Centennial Asset Management Corporation
                    (since November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and a
                    director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    a director (since November 2001) of
                    Trinity Investment Management Corp. and
                    Tremont Advisers, Inc. (investment
                    advisory affiliates of the Manager);
                    Executive Vice President (since February
                    1997) of Massachusetts Mutual Life
                    Insurance Company (the Manager's parent
                    company); a director (since June 1995)
                    of DLB Acquisition Corporation (a
                    holding company that owns the shares of
                    David L. Babson & Company, Inc.);
                    formerly, Chief Operating Officer
                    (September 2000-June 2001) of the
                    Manager; President and trustee (November
                    1999-November 2001) of MML Series
                    Investment Fund and MassMutual
                    Institutional Funds (open-end investment
                    companies); a director (September
                    1999-August 2000) of C.M. Life Insurance
                    Company; President, Chief Executive
                    Officer and director (September
                    1999-August 2000) of MML Bay State Life
                    Insurance Company; a director (June
                    1989-June 1998) of Emerald Isle Bancorp
                    and Hibernia Savings Bank (a
                    wholly-owned subsidiary of Emerald Isle
                    Bancorp). Oversees 75 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The  address  of the  Officers  in the chart  below is as  follows:  for
Messrs.  Fielding,  Molleur and Zack and Ms.  Feld,  498 Seventh  Avenue,  New
York, NY 10018, for Messrs. Masterson,  Vottiero and Wixted and Mses. Bechtolt
and Ives, 6803 S. Tucson Way, Centennial,  CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice President (since January 1996) of the Manager,
Vice President and      Chairman of the Rochester Division of the Manager (since
Portfolio Manager       January 1996); an officer of 9 portfolios in the
since 2002              OppenheimerFunds complex.
Age: 54

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 43                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant  Vice  President of the Manager  (since  September
Assistant     Treasurer 1998);   formerly    Manager/Fund    Accounting   (September
since 2002              1994-September  1998)  of  the  Manager.  An  officer  of 91
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant     Treasurer 2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 91 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 54                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant     Secretary Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant     Secretary the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-------------------------------- Vice  President  and
                                 Assistant    Counsel
                                 of    the    Manager
                                 (since  July  1998);
                                 formerly,         an
Philip T. Masterson,             associate       with
-------------------------------- Davis,   Graham,   &
Assistant Secretary since 2002   Stubbs LLP  (January
Age: 39                          1997-June  1998). An
                                 officer     of    91
                                 portfolios   in  the
                                 OppenheimerFunds
                                 complex.

--------------------------------------------------------------------------------
      -------------------------------------------------------------------------------------

      Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
      Assistant     Secretary July 1999);  formerly a Vice President and Associate Counsel
      since 2001              of the Manager (September  1995-July 1999). An officer of 82
      Age: 45                 portfolios in the OppenheimerFunds complex.

      -------------------------------------------------------------------------------------

      |X|  Remuneration  of Trustees.  The officers of the Fund and one of the
Trustees of the Fund (Mr.  Murphy) who are affiliated with the Manager receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2003.  The  compensation  from all 31 of the Board I Funds
(including  the  Fund)  represents  compensation  received  for  serving  as a director or trustee and member of a committee  (if  applicable)  of the boards of those funds during the calendar year 2002.

------------------------------------------------------------------------------------

Trustee Name and Other     Aggregate     Retirement     Estimated        Total
                                                                      Compensation
                                                                        From All
                                                                      Oppenheimer
                                                          Annual       Funds For
                                          Benefits      Retirement       Which
                                         Accrued as    Benefits to     Individual
Fund Position(s)         Compensation   Part of Fund   be Paid Upon    Serves As
(as applicable)           From Fund1     Expenses2     Retirement3   Trustee/Director

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter         $1,462 3         $465         $36,372        $71,792
Chairman of the Board

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli             $2,153          $702         $55,6784      $198,3865
Regulatory & Oversight
Committee Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip Griffiths
Regulatory & Oversight
Committee Member and       $1,239 6         $167         $10,256        $60,861
Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Leon Levy7                  $3,536           $0          $133,352       $173,700

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Benjamin Lipstein7          $3,057          $225         $115,270       $150,152

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley              $294 8           $0             $0          $14,453
Governance Committee
Acting Chairman and
Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Elizabeth Moynihan7         $2,153          $853         $57,086        $105,760

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kenneth A. Randall          $1,975          $179         $74,471        $97,012
Audit Committee Member
and Governance
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Edward V. Regan             $1,954          $450         $46,313        $95,960
Audit Committee
Chairman and Proxy
Committee Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.    $1,462          $498         $48,991        $71,792
Proxy Committee Member
and Audit Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Donald Spiro                $1,305          $206         $9,3969        $64,080

------------------------------------------------------------------------------------

1.....Aggregate   Compensation   From   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Estimated  Annual  Retirement  Benefits  to be Paid Upon  Retirement  is
   based on a straight life payment plan election with the  assumption  that a
   Trustee  will  retire  at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan  benefits as  described  below under
   "Retirement Plan for Trustees."
3.    Includes  $366 deferred by Mr.  Yeutter under the Deferred  Compensation
   Plan described below.
4.    Includes  $53,563  estimated  to be paid to Mr.  Galli for  serving as a trustee  or  director  of 10 other  Oppenheimer  funds that are not Board I
   Funds.
5.    Includes  $92,626  paid to Mr.  Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes   $1,239   deferred  by  Mr.   Griffiths   under  the  Deferred
   Compensation Plan described below.
7.    Messrs.  Levy and Lipstein and Ms. Moynihan retired as Trustees from the
   Board I Funds effective  January 1, 2003, March 31, 2003 and July 31, 2003,
   respectively.
8.    Includes  $29 deferred by Mr.  Motley  under the  Deferred  Compensation
   Plan described below.
9.    The amount for Mr. Spiro is based on the assumption  that he will retire at age 82 when he becomes  eligible  to receive  retirement  plan  benefits
   (after 7 years of service).

|X|   Retirement  Plan for  Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired  Independent  Trustees.  Payments are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the highest  compensation was received.  A Trustee must serve as trustee  for any of the Board I Funds for at least  seven years in order to be eligible for retirement  plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's  future  compensation and length of service.  Therefore the amount of those benefits  cannot be determined at this time,  nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

|X|   Deferred  Compensation  Plan for  Trustees.  The Board of  Trustees  has
adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount paid to the Trustee  under the plan is  determined  based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of August 27,  2003,  no  persons  owned of record  or was known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The  portfolio  management  team  is  principally  responsible  for  the day-to-day  management of the Fund's  investment  portfolio.  Other members of
the  Manager's  fixed-income   portfolio  department,   particularly  security
analysts,  traders and other  portfolio  managers have broad  experience  with fixed-income  securities.  They provide the Fund's  portfolio  management team with research and support in managing the Fund's investments.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov.  Copies may be obtained, after paying a duplication  fee,  by  electronic  request at the  following  E-mail  address:
publicinfo@sec.gov.  or by  writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted  Portfolio Proxy Voting Policies and  Procedures  under which the Fund votes  proxies  relating  to  securities
("portfolio  proxies") held by the Fund. The Fund's primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies  in  accordance  with the Fund's  Portfolio  Proxy
Voting  Guidelines  Policies and to maintain  records of such portfolio  proxy voting.  The Proxy Voting Guidelines  include  provisions to address conflicts
of  interest   that  may  arise   between  the  Fund  and  OFI  where  an  OFI
directly-controlled  affiliate  manages or administers the assets of a pension plan of the company  soliciting the proxy.  The Fund's  Portfolio Proxy Voting
Guidelines  Policies and Procedures on routine and non-routine proxy proposals are summarized below.
o     The Fund votes with the  recommendation  of the issuer's  management  on
      routine   matters,   including   election  of  directors   nominated  by
      management and ratification of auditors,  unless circumstances  indicate otherwise.
o     In  general,  the Fund  opposes  anti-takeover  proposals  and  supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund support proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers executive  compensation  questions such as stock  option  plans and bonus plans to be ordinary  business  activity.
      The Fund analyzes  stock option plans,  paying  particular  attention to their  dilutive  effect.  While the Fund generally  supports  management proposals, the Fund opposes plans it considers to be excessive.

The Fund will be  required  to file new Form  N-PX,  with its  complete  proxy voting  record for the 12 months ended June 30th, no later than August 31st of each year.  The first such  filing is due no later than August 31,  2004,  for the twelve  months  ended June 30,  2004.  Once  filed,  the Fund's  Form N-PX filing will be available  (i) without  charge,  upon  request,  by calling the
Fund toll-free at 1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to day business.  That agreement requires  the  Manager,  at its  expense,  to provide  the Fund with  adequate office  space,  facilities  and  equipment.  It also  requires  the Manager to provide and  supervise  the  activities  of all  administrative  and  clerical personnel  required to provide  effective  administration  for the Fund. Those responsibilities  include the  compilation  and  maintenance  of records  with respect to the Fund's  operations,  the  preparation  and filing of  specified reports,  and the composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed  by the  Manager  under  the  advisory agreement  are paid by the  Fund.  The  investment  advisory  agreement  lists examples  of  expenses  paid by the  Fund.  The  major  categories  relate  to interest,  taxes,  fees to disinterested  Trustees,  legal and audit expenses, custodian and transfer agent expenses,  share issuance costs, certain printing and registration costs,  brokerage  commissions,  and non-recurring  expenses, including  litigation  costs.  The  management  fees  paid by the  Fund to the
Manager are  calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the relative  proportion  of the Fund's net assets represented  by that  class.  The  management  fees  paid  by the  Fund to the
Manager  during  its last  three  fiscal  years are  listed  below.  Effective
January  1,  2000,  the  Manager  has  voluntarily  undertaken  to  limit  its management  fees to a  maximum  annual  rate of 0.55% of  average  annual  net assets  for each class of  shares.  There was no waiver  for the  fiscal  year ended July 31, 2003. This voluntary  waiver can be withdrawn by the Manager at any time.

        ---------------------------------------------------------

        Fiscal Year Ended  Management Fee Paid to
        7/31               OppenheimerFunds, Inc.

        ---------------------------------------------------------
        ---------------------------------------------------------

               2001                    $2,660,807(1)

        ---------------------------------------------------------
        ---------------------------------------------------------

               2002                     $2,988,743

        ---------------------------------------------------------
        ---------------------------------------------------------

               2003                     $3,001,975

        ---------------------------------------------------------

1.    Does not include waiver of $18,696.

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith, gross negligence in the performance of its duties, or reckless  disregard  for its  obligations  and  duties  under  the  investment advisory  agreement,  the  Manager  is not liable  for any loss  sustained  by
reason  of  good  faith  errors  or  omissions   the  Fund  sustains  for  any
investment,  adoption  of any  investment  policy,  or the  purchase,  sale or retention of any security.

Annual  Approval of Investment  Advisory  Agreement.  Each year,  the Board of
Trustees  including  a majority  of the  Independent  Trustees  is required to approve the  renewal of the  investment  advisory  agreement.  The  Investment
Company  Act  requires  that the Board  request and  evaluate  and the Manager provide such information as may be reasonably  necessary to evaluate the terms of the  investment  advisory  agreement.  The  Board  employs  an  independent consultant  to prepare a report that provides  such  information  as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.
      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the investment advisory agreement.  Among other factors, the
Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
   Fund from its relationship with the Manager; and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
   relationship  with  the  Fund.  These  included  services  provided  by the
   Distributor  and  the  Transfer  Agent,   and  brokerage  and  soft  dollar
   arrangements  permissible  under Section 28(e) of the  Securities  Exchange
   Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services to the Fund and its shareholders in adverse times. The Board also  considered the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent  Trustees  meeting separately  from the  full  Board  with  experienced  Counsel  to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the  Manager  within the  meaning  and intent of the SEC Rules  regarding  the independence of counsel.

      After careful  deliberation,  the Board of concluded  that it was in the best interest of  shareholders to continue the investment  advisory  agreement for another year. In arriving at a decision,  the Board did not single out any one factor or group of factors as being  more  important  than other  factors,
but  considered  all  factors  together.   The  Board  judged  the  terms  and
conditions of the  investment  advisory  agreement,  including the  investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the Manager  under the  investment  advisory  agreement  is to buy and sell portfolio  securities for the Fund. The investment  advisory  agreement allows
the   Manager  to  use   broker-dealers   to  effect   the  Fund's   portfolio
transactions.   Under  the   agreement,   the   Manager   may   employ   those
broker-dealers  (including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act) that, in the Manager's best judgment based on all relevant  factors,  will implement the Fund's policy to obtain,  at reasonable expense,  the "best  execution" of portfolio  transactions.  "Best  execution"
refers  to  prompt  and  reliable   execution  at  the  most  favorable  price
obtainable.   The  Manager  need  not  seek  competitive  commission  bidding.
However,  the  Manager is expected to  minimize  the  commissions  paid to the extent  consistent  with the interest and policies of the Fund as  established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers that provide  brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.
The  commissions  paid to such  brokers may be higher than  another  qualified broker would charge, if the Manager makes a good faith  determination that the commission  is fair and  reasonable  in  relation  to the  services  provided.
Subject to those  considerations,  as a factor in  selecting  brokers  for the
Fund's portfolio  transactions,  the Manager may also consider sales of shares of the Fund and other  investment  companies  managed  by the  Manager  or its affiliates.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and  the  procedures  and  rules  described  above.  Generally  the  Manager's portfolio traders allocate brokerage upon  recommendations  from the Manager's portfolio  managers.  In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most   securities   purchases   made  by  the  Fund  are  in   principal
transactions  at net prices.  The Fund usually deals directly with the selling or  purchasing  principal or market maker  without  incurring  charges for the services  of a broker on its  behalf  unless  the  Manager  determines  that a better price or  execution  may be obtained by using the services of a broker.
Therefore,  the Fund does not incur  substantial  brokerage  costs.  Portfolio securities  purchased  from  underwriters  include a commission  or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities  purchased from dealers  include a spread between the bid and asked price.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most favorable net prices. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment to which the option  relates.  When possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same security by more than
one  of  the  accounts   managed  by  the  Manager  or  its  affiliates.   The
transactions  under  those  combined  orders  are  averaged  as to  price  and allocated in accordance  with the purchase or sale orders  actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the  Manager  and  its  affiliates.  Investment  research  received  by the
Manager for the  commissions  paid by those other  accounts may be useful both to the  Fund  and one or  more of the  Manager's  other  accounts.  Investment research  services  may be  supplied  to the  Manager by a third  party at the instance of a broker  through  which  trades are placed.  Investment  research
services  include  information  and  analyses  on  particular   companies  and
industries  as well as market  or  economic  trends  and  portfolio  strategy, market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The Board of Trustees has  permitted the Manager to use  commissions  on fixed-price  offerings to obtain research,  in the same manner as is permitted for  agency  transactions.  The Board has also  permitted  the  Manager to use stated commissions on secondary  fixed-income agency trades to obtain research if the broker  represents  to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an  agency  basis at the  stated  commission,  and  (iii)  the  trade is not a riskless principal transaction.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information to the Board of the Fund about the  commissions paid to brokers  furnishing  research  services,  together  with the Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

      Other  funds  advised by the  Manager  have  investment  objectives  and policies  similar to those of the Fund. Those other funds may purchase or sell the same  securities  as the Fund at the same  time as the Fund,  which  could affect  the  supply  and  price  of the  securities.  If two or more of  funds advised by the  Manager  purchase  the same  security on the same day from the same  dealer,  the  Manager  may  average  the price of the  transactions  and allocate the average among the funds.

-------------------------------------------------------------------------------

Fiscal Year Ended 7/31:    Total Brokerage Commissions Paid by the Fund1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2001                       $29,420

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2002                       $80,108

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2003                       $02

-------------------------------------------------------------------------------

1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2. In the fiscal year ended 7/31/03,  there were no  transactions  directed to brokers  for  research  services,  and the amount of the  commissions  paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor,  whose primary address is P.O. Box 5270,  Denver,  CO 80217, acts as the Fund's principal  underwriter in the continuous  public offering of the
Fund's  Class A,  Class  B and  Class C  shares.  The  Distributor  bears  the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  Prospectuses,  other than those furnished to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.  Expenses normally attributable to sales are borne by the Distributor.
They exclude  payments  under the  Distribution  and Service Plans but include advertising  and the cost of  printing  and mailing  prospectuses  (other than those furnished to existing shareholders).

      The  sales  charge  and  concessions   paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares  for the three most  recent  fiscal years are shown in the tables below:

 ------------------------------------------------------------------------------

            Aggregate     Class A     Concessions   Concessions   Concessions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C
 Year         Sales        Sales         Shares        Shares       Shares
 Ended     Charges on     Charges     Advanced by   Advanced by   Advanced by
  7/31:      Class A    Retained by   Distributor1  Distributor1 Distributor1
             Shares     Distributor2

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2001     $614,244      $126,239      $21,272       $624,812      $64,953

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2002     $638,246      $114,588      $52,585       $516,578     $103,556

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2003     $782,068      $162,029      $35,397       $537,278     $141,244

 ------------------------------------------------------------------------------

1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.  Because  Class B shares  convert to
   Class A shares 72 months after  purchase,  the  "life-of-class"  return for
   Class B uses Class A performance for the period after conversion.
2. Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the distributor.

---------------------------------------------------------------------------------

                     Class A Contingent  Class B Contingent  Class C Contingent
    Fiscal Year        Deferred Sales      Deferred Sales      Deferred Sales
    Ended 7/31:      Charges Retained by Charges Retained by Charges Retained by
                         Distributor         Distributor         Distributor

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

        2001               $ 9,256            $287,397             $8,860

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

        2002               $13,403            $300,671             $7,856

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

        2003               $30,270            $432,617             $14,447

---------------------------------------------------------------------------------

      For  additional  information  about  distribution  of the Fund's shares, including  fees and  expenses,  please  refer  to  "Distribution  and  Service
Plans."

Distribution  and Service  Plans.  The Fund has adopted a Service Plan for its
Class A shares and  Distribution and Service Plans for its Class B and Class C
shares under Rule 12b-1 of the Investment  Company Act. Under those plans, the
Fund makes  payments to the  Distributor in connection  with the  distribution and/or servicing of the shares of the particular class.

      Each plan has been  approved  by a vote of the Board of  Trustees of the
Fund,  including a majority of the Independent  Trustees,  cast in person at a meeting  called for the purpose of voting on that plan.  The Manager  cast the vote to approve the Class C plan as the sole initial holder of Class C shares.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  from time to time, may use their own resources  (at no  direct  cost to the  Fund)  to make  payments  to  brokers, dealers or other financial  institutions for  distribution and  administrative services  they  perform.  The Manager may use profits from the advisory fee it receives  from the Fund.  The  Distributor  and the Manager may, in their sole discretion,  increase  or decrease  the amount of  payments  they make to plan recipients from their own resources.

      Unless a plan is terminated as described  below,  the plan  continues in effect from year to year,  but only if the Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by  shareholders of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  Plan  that  would  materially increase  payments  under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act) of the shares of each class,  voting separately by Class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports on the plans to the  Fund's  Board of  Trustees  at least  quarterly  for its review.  The reports  shall detail the amount of all payments  made under a plan and the purpose for which the payments  were made.
Those  reports  are  subject  to the review and  approval  of the  Independent
Trustees in the exercise of their fiduciary duty.

      Each  plan  states  that  while  it  is  in  effect,  the  selection  or replacement  and  nomination  of  those  Trustees  of the  Fund  who  are  not
"interested  persons"  of the  Fund  is  committed  to the  discretion  of the
Independent  Trustees.  This  provision  does not prevent the  involvement  of others in the selection and  nomination  process as long as the final decision as to selection  or  nomination  is approved by a majority of the  Independent
Trustees.

      Under  the  plans,  no  payment  will be made  to any  recipient  in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any,  that  may  be set  from  time  to  time  by a  majority  of  the  Fund's
Independent  Trustees.  Initially,  the Board of Trustees  has set the fees at the maximum rate allowed  under the plans and has set no minimum  asset amount needed to qualify for payments.

      |_|  Class  A  Service  Plan.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  The  Distributor  makes payments to plan recipients quarterly  at an annual  rate not to exceed  0.25% of the  average  annual net assets of Class A shares held in accounts  of the service  providers  or their customers.

      For the fiscal  year ended July 31,  2003,  payments  under the Plan for
Class A shares totaled  $997,715,  all of which was paid by the Distributor to recipients.  That  included  $36,442 paid to an affiliate of the  Distributor.
Any  unreimbursed  expenses  the  Distributor  incurs with  respect to Class A shares for any fiscal  year may not be  recovered  in  subsequent  years.  The
Distributor  may not use payments  received  under the Class A plan to pay any of  its  interest  expenses,  carrying  charges,  other  financial  costs,  or allocation of overhead.

      |_| Class B and Class C  Service  and  Distribution  Plans.  Under  each plan,  service fees and  distribution  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each regular business day during the period.  The Class B and Class C plans provide for the  Distributor  to be  compensated  at a flat rate,  whether the
Distributor's  distribution expenses are more or less than the amounts paid by the Fund under the plans  during  that  period.  The Class B and Class C plans permit the  Distributor to retain both the  asset-based  sales charges and the service  fee on shares or to pay  recipients  the  service  fee on a quarterly basis, without payment in advance.

      The Distributor  presently  intends to pay recipients the service fee on
Class B and  Class C shares  in  advance  for the first  year the  shares  are outstanding.  After the first year  shares are  outstanding,  the  Distributor makes payments  quarterly on those shares. The advance payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for an advance service fee payment.  If Class B or Class C shares are redeemed during the first year after their purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor  retains the asset-based sales charge on Class B shares.
The Distributor  retains the asset-based sales charge on Class C shares during the first year the  shares  are  outstanding.  It pays the  asset-based  sales charge as an ongoing  concession  to the dealer on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the Distributor, the  Distributor  will pay the  Class B and/or  Class C  service  fees and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B and  Class C  shares  allows investors to buy shares  without a front-end  sales charge while  allowing the
Distributor  to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales  charge to the  Distributor  for its  services  rendered in distributing  Class  B and  Class  C  shares.  The  payments  are  made to the
Distributor in recognition that the Distributor:
|_|   pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
|_|   may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
|_|   employs personnel to support distribution of shares,
|_|   bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
|_|   may not be able to adequately  compensate  dealers that sell Class B and
         Class  C  shares  without  receiving  payment  under  the  plans  and therefore  may not be able to offer such  Classes for sale absent the plans,
|_|   receives  payment under the plans  consistent  with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
|_|   may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
|_|   may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
|_|   may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      When Class B and Class C shares are sold  without the  designation  of a
broker-dealer,   the   Distributor   is   automatically   designated   as  the
broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B and Class C shares.

      The Distributor's  actual expenses in selling Class B and Class C shares may be more that the payments it receives from the  contingent  deferred sales charges  collected  on redeemed  shares and from the Fund under the plans.  If either  the Class B or Class C plan is  terminated  by the Fund,  the Board of
Trustees  may allow the Fund to  continue  payments of the  asset-based  sales charge  to the  Distributor  for  distributing  shares  before  the  plan  was terminated.  The Class B and Class C plans  allow  for the  carry  forward  of distribution  expenses,  to be  recovered  from asset based  sales  charges in subsequent fiscal periods.

--------------------------------------------------------------------------------------

     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/03

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

    Class                                                            Distributor's
                                                 Distributor's       Unreimbursed
                  Total      Amount Retained       Aggregate       Expenses as % of
                 Payments     by Distributor     Unreimbursed     Net Assets of Class
                Under Plan                    Expenses Under Plan

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class B Plan1   $1,186,868       $918,465         $2,874,866             2.84%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class C Plan2    $270,032        $93,838           $583,134              2.09%

--------------------------------------------------------------------------------------

1.    Includes  $2,319  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $4,035  paid  to an  affiliate  of  the  Distributor's  parent company.

      All  payments  under the Class B and  Class C plans are  subject  to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "standardized  yield,"
"tax-equivalent  yield,"  "dividend  yield,"  "average  annual total  return,"
"cumulative  total return,"  "average  annual total return at net asset value"
and "total return at net asset value." An  explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the Fund's performance  during  its most  recent  fiscal  year.  You can  obtain  current
performance   information   by   calling   the   Fund's   Transfer   Agent  at
1.800.225.5677  or  by  visiting  the  OppenheimerFunds  Internet  website  at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares  of the Fund.  Those  returns  must be shown  for the 1, 5 and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission  for  publication).  Certain  types of  yields  may also be  shown, provided  that they are  accompanied  by  standardized  average  annual  total returns.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:
      |_| Yields and total returns  measure the  performance of a hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      |_| The Fund's  performance  returns may not reflect the effect of taxes on dividends and capital gains or distributions.
      |_| An  investment  in the Fund is not  insured by the FDIC or any other government agency.
      |_| The principal  value of the Fund's shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|  Yields  and total  returns  for any  given  past  period  represent historical performance  information and are not, and should not be considered, a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different  yields to  illustrate its current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

      |X| Standardized Yield. The "standardized  yield" (sometimes referred to just as  "yield") is shown for a class of shares for a stated  30-day  period.
It is not based on actual  distributions  paid by the Fund to  shareholders in the 30-day period,  but is a hypothetical  yield based upon the net investment income  from  the  Fund's  portfolio  investments  for  that  period.  It  may therefore  differ  from the  "dividend  yield"  for the same  class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

STANDARDIZED YIELD = 2 (A - B + 1)- 1
                        -----
                          CD

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a particular  30-day period may differ from the yield for other  periods.  The SEC formula  assumes that the  standardized yield for a 30-day  period  occurs at a constant  rate for a six-month  period and is annualized at the end of the six-month  period.  Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized  yields of the  Fund's  classes  of shares  will  differ  for any
30-day period.

      |X|  Dividend  Yield.  The Fund may quote a  "dividend  yield"  for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate  dividend yield, the dividends of a class declared during a stated period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the  yield)  and  divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

Dividend Yield =  Distribution  Paid / No. of Days in the Period x No. of Days
in the Calendar Year
Maximum Offering Price (Payment date)

      The  maximum  offering  price for Class A shares  includes  the  current maximum  initial  sales  charge.  The maximum  offering  price for Class B and
Class C shares  is the net asset  value per  share,  without  considering  the effect of contingent  deferred sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |X|  Tax-Equivalent  Yield.  The  "tax-equivalent  yield"  of a class of shares  is the  equivalent  yield  that  would  have to be earned on a taxable investment  to  achieve  the  after-tax  results  represented  by  the  Fund's tax-equivalent  yield. It adjusts the Fund's standardized yield, as calculated above,  by a stated  federal  tax  rate.  Using  different  tax  rates to show different tax equivalent  yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The  tax-equivalent  yield is based on a 30-day period,  and is computed by dividing the tax-exempt  portion of the Fund's current yield (as calculated above)  by one minus a stated  income  tax  rate.  The  result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).  The  tax-equivalent  yield table assumes that the investor is taxed at the highest  bracket,  regardless  of whether a switch to non-taxable investments would cause a lower bracket to apply.

---------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Periods Ended 7/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

               Standardized Yield       Dividend Yield     Tax-Equivalent Yield
                                                             (41.05% Combined
                                                            Federal/California
                                                               Tax Bracket)

  Class of
   Shares

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

             Without       After    Without       After    Without    After
             Sales         Sales    Sales         Sales    Sales      Sales
               Charge     Charge      Charge     Charge      Charge     Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

  Class A      6.49%       6.18%      5.96%       5.68%      11.01%     10.48%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

  Class B      5.70%        N/A       5.23%        N/A       9.66%       N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

  Class C      5.69%        N/A       5.24%        N/A       9.65%       N/A

---------------------------------------------------------------------------------

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 4.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales charge is deducted for returns for the 1-year period.

ERV - 1 = AVERAGE ANNUAL TOTAL RETURN
--------
    P

      |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

|_|   Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

ATVD 1/n    - 1= Average  Annual Total  Return  (After Taxes on
----
            Distributions)
 P

|_|   Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

            - 1= Average Annual Total Return (After Taxes on  Distributions
ATVDR 1/n   and Redemptions)
-----
 P

      |_| Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P = TOTAL RETURN
--------
    P

      |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A,  Class B or Class C shares.  Each is based on the  difference  in net asset value per share at the beginning  and the end of the period  for a  hypothetical  investment  in that class of shares (without  considering  front-end or contingent  deferred sales charges)  and takes into  consideration  the  reinvestment  of  dividends  and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 7/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          Cumulative Total              Average Annual Total Returns
             Returns (10
          years or life of
               class)
Class of
 Shares

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year            5-Year           10-Year
                                                                  (or life of
                                                                     class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   52.60%   60.20%   -5.29%   -0.57%   2.38%    3.39%    4.32%   4.83%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   52.90%   52.90%   -6.12%   -1.42%   2.27%    2.61%    4.34%   4.34%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   34.97%   34.97%   -2.27%   -1.33%   2.59%    2.59%    3.95%   3.95%

---------------------------------------------------------------------------------

1. Inception of Class A:11/03/88
2. Inception of Class B:05/03/93
3. Inception of Class C:11/01/95

--------------------------------------------------------------------------

      Average Annual Total Returns for Class A Shares (After Taxes)
                      For the Periods Ended 7/31/03

--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                1 Years        5 Years        10 Years
                                                            (or life of
                                                               class)

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions     -5.29%         2.38%          4.28%

--------------------------------------------------------------------------
--------------------------------------------------------------------------

       After Taxes on            -1.57%         2.78%          4.43%
 Distributions and Sale of
        Fund Shares

--------------------------------------------------------------------------

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly  based market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes  of shares by  Lipper,  Inc.  ("Lipper").
Lipper is a widely  recognized  independent  mutual fund  monitoring  service.
Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on investment  styles. The performance of the Fund is ranked by Lipper against all  other  bond  funds,  other  than  money  market  funds,  and all  general municipal  bond  funds.  The Lipper  performance  rankings  are based on total returns  that  include the  reinvestment  of capital  gain  distributions  and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

      |_|  Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the performance of its classes of shares by Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their  specialized  market  sector.  The  Fund is  rated  in the  municipal
California long category.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a  Morningstar   RatingTM  based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including the effects of sales charges,  loads,  and redemptions fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages).  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance figures  associated  with its  three-,  five-  and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |_|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, the Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The  performance  of the  Fund's  Class A,  Class B or  Class C shares  may be compared in  publications  to the  performance  of various  market  indices or other  investments,  and averages,  performance  rankings or other  benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare the Fund's Class A, Class B or Class
C returns to the return on fixed-income  investments  available from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  C  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger  purchases  of Class A  shares,  you and your  spouse  can add together:
o     Class A and Class B shares you  purchase  for your  individual  accounts
            (including IRAs and 403(b) plans), or for your joint accounts,  or for trust or  custodial  accounts on behalf of your  children  who are minors, and
o     Current  purchases  of Class A and  Class B shares of the Fund and other
   Oppenheimer  funds to reduce the sales  charge rate that applies to current purchases of Class A shares, and
o     Class  A  and  Class  B  shares  of  Oppenheimer  funds  you  previously purchased  subject to an initial or  contingent  deferred  sales  charge to reduce  the sales  charge  rate for  current  purchases  of Class A shares, provided  that you still  hold your  investment  in one of the  Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer   Quest   InternationalValue
Oppenheimer Champion Income Fund          Fund, Inc.
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Discovery Fund                Municipals
Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Global Opportunities Fund     Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund                                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund  OSM1 - Jennison Growth Fund
                                          OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Limited Term Municipal Fund   Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Fund              Fund
Oppenheimer Main Street Opportunity Fund  OSM1 - QM Active Balanced Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - Salomon Brothers All Cap Fund
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described above except the money market funds and  Oppenheimer  Senior  Floating  Rate  Fund.  Under  certain  circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the  Class  A  shares  purchased  during  that  period.  You  can  include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not consider Class C shares you purchase or may have purchased.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer  over the amount of  concessions  that  apply to the  actual  amount of purchases.  The excess concessions returned to the Distributor will be used to purchase  additional shares for the investor's  account at the net asset value per  share  in  effect  on the  date  of such  purchase,  promptly  after  the
Distributor's receipt thereof.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

         1. Out  of  the  initial   purchase  (or   subsequent   purchases  if
necessary) made pursuant to a Letter,  shares of the Fund equal in value up to
5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended purchase amount is
$50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the offering  price  adjusted for a $50,000  purchase).  Any  dividends and capital  gains  distributions  on the escrowed  shares will be credited to the investor's account.

         2.  If the total  minimum  investment  specified  under the Letter is completed  within the 13-month  Letter of Intent period,  the escrowed  shares will be promptly released to the investor.

         3. If, at the end of the 13-month  Letter of Intent  period the total purchases  pursuant to the Letter are less than the intended  purchase  amount specified in the Letter,  the investor must remit to the Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which would have been paid if the total amount purchased had been made at a single time. That sales charge  adjustment will apply to any shares  redeemed prior to the  completion of the Letter.  If the  difference  in sales  charges  is not paid  within  twenty  days  after a request from the  Distributor  or the dealer,  the  Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem the number of  escrowed shares  necessary  to  realize  such  difference  in sales  charges.  Full and fractional  shares  remaining  after such  redemption  will be  released  from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

         5. The shares  eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
               A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares  of  one  of  the  other  Oppenheimer  funds  that  were acquired  subject to a Class A initial or  contingent  deferred sales  charge  or (2)  Class  B  shares  of  one  of the  other
               Oppenheimer  funds that were  acquired  subject to a contingent deferred sales charge.
         6. Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the  section of the  Prospectus  entitled  "How to  Exchange  Shares"  and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer  Agent or the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B or  Class C shares  and the  dividends  payable  on Class B or Class C shares will be reduced by  incremental  expenses  borne  solely by that class.
Those  expenses  include the  asset-based  sales  charges to which Class B and
Class C are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares  normally are sold subject to an initial sales charge.  While Class B and Class C shares have no initial sales  charge,  the purpose of the deferred sales  charge and  asset-based  sales  charge on Class B and Class C shares is the  same as  that  of the  initial  sales  charge  on  Class  A  shares  - to compensate the  Distributor  and brokers,  dealers and financial  institutions that  sell  shares of the Fund.  A  salesperson  who is  entitled  to  receive compensation  from  his or her  firm  for  selling  Fund  shares  may  receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

      |X|   Class B Conversion.  Under current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account  Fees.  As stated in the  Prospectus,  a $12 annual fee is assessed on any  account  valued at less than $500.  This fee will not be  assessed on the following accounts:
o     Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan,  payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored  group  retirement  accounts  that are making continuing purchases;
o     Certain accounts held by broker-dealers  through the National Securities
      Clearing Corporation; and
o     Accounts  that  fall  below  the $500  threshold  due  solely  to market fluctuations  within the 12-month  period  preceding the date the fee is deducted.

      The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business  day of  September.  This  annual fee is waived  for any  shareholders  who elect to  access  their  account  documents through  electronic  document delivery rather than in paper copy and who elect to  utilize  the  Internet  or  PhoneLink  as their  primary  source for their
general   servicing   needs.   To  sign  up  to   access   account   documents
electronically  via  eDocs  Direct,  please  visit the  Service  Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing  the  value  of  the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling  before a U.S.  holiday).  All  references  to time in this
Statement of Additional  Information  mean "Eastern time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day. It may also close on other days.

      Dealers  other than  Exchange  members may conduct  trading in municipal securities  on days on which the  Exchange is closed  (including  weekends and holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:

o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's procedures.

      If the  Manager is unable to locate two  market  makers  willing to give quotes,  a security  may be priced at the mean  between  the "bid" and "asked"
prices  provided by a single  active  market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal  securities,  when last sale information is not generally  available,  the Manager may use  pricing  services  approved by the
Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on  the  basis  of  quality,  yield  and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      Puts, calls,  futures and municipal bond index futures are valued at the last sale  price on the  principal  exchange  on which  they are  traded or on
Nasdaq(R),  as applicable,  as determined by a pricing  service  approved by the
Board of Trustees  or by the  Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal exchange or on Nasdaq on the  valuation  date.  If not, the value shall be the closing  bid price on the  principal  exchange  or on Nasdaq on the  valuation date.  If the put,  call or future is not traded on an  exchange or on Nasdaq, it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents that they are an officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
           Fund's  drafts  (checks) are payable to pay all checks drawn on the
           Fund account of such  person(s)  and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)   specifically  acknowledges  that if they  choose to permit  checks to be honored  if there is a single  signature  on checks  drawn  against joint accounts, or accounts for corporations,  partnerships, trusts or other  entities,  the  signature of any one signatory on a check
           will  be  sufficient  to  authorize   payment  of  that  check  and
           redemption from the account,  even if that account is registered in the  names of more  than one  person  or more  than one  authorized signature appears on the Checkwriting  card or the application,  as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any liability for that  amendment or  termination  of  checkwriting privileges  or  for  redeeming  shares  to  pay  checks  reasonably believed  by them to be  genuine,  or for  returning  or not paying checks that have not been accepted for any reason.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege  at any time as to shares  redeemed  after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the  Board  may fix.  The Board of  Trustees  will not  cause the  involuntary redemption  of shares in an account if the  aggregate  net asset value of such shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the  Board  exercises  this  right,  it  may  also  fix  the requirements  for any notice to be given to the  shareholders in question (not less than 30  days).  The Board may  alternatively  set  requirements  for the shareholder to increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the Prospectus  under "How to Buy Shares" for the imposition of the Class B or
Class C contingent  deferred sales charge will be followed in determining  the order in which shares are transferred.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B and Class C  shareholders  should not establish  automatic  withdrawal plans,  because of the potential  imposition of the contingent  deferred sales charge on such withdrawals  (except where the contingent deferred sales charge is  waived  as  described  in  Appendix  C to  this  Statement  of  Additional
Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:
      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer International Small
      Municipals                              Company Fund
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest International Value
                                              Fund, Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Rochester National
                                              Municipals

                       ----------------------------------------------------------
      -----------------                    --

      Oppenheimer Gold --------------------   Oppenheimer Senior F
      Fund             & Special Minerals     Fund                loating Rate

                       ----------------------------------------------------------

      Oppenheimer International Bond Fund     Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund   Limited Term New York Municipal Fund

------------------------------------------------------------------------------

o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class X shares of Limited Term New York  Municipal Fund may be exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash
      Reserves or Oppenheimer  Limited-Term Government Fund. Only participants in certain  retirement plans may purchase shares of Oppenheimer  Capital
      Preservation  Fund, and only those  participants  may exchange shares of other Oppenheimer funds for shares of Oppenheimer  Capital  Preservation
      Fund.
o     Class  A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund  are not
      available  by exchange  of shares of  Oppenheimer  Money  Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer  Select Managers  Mercury  Advisors S&P Index Fund
      and  Oppenheimer  Select  Managers  QM  Active  Balanced  Fund  are only available to retirement  plans and are  available  only by exchange from the same class of shares of other  Oppenheimer  funds held by retirement plans.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other  mutual  funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge  or  contingent  deferred  sales  charge.  To  qualify  for  that privilege,  the  investor  or the  investor's  dealer  must  notify  the
      Distributor of eligibility  for this privilege at the time the shares of
      Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     When Class B or Class C shares are redeemed to effect an  exchange,  the priorities  described  in  "How  To Buy  Shares"  in the  Prospectus  for  the
imposition of the Class B or Class C contingent  deferred sales charge will be followed in determining  the order in which the shares are  exchanged.  Before exchanging shares,  shareholders should take into account how the exchange may affect  any  contingent  deferred  sales  charge  that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan will be switched to the new fund account  unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  Dividends  will be payable  on shares  held of record at the time of the previous  determination  of net asset  value,  or as otherwise  described  in "How to Buy  Shares."  Daily  dividends  will  not be declared or paid on newly  purchased  shares until such time as Federal  Funds
(funds  credited to a member bank's  account at the Federal  Reserve Bank) are available  from the  purchase  payment  for such  shares.  Normally,  purchase checks  received  from  investors  are  converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and  including the day on which the  redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on shares  repurchased  by a dealer or broker for three  business days  following the trade date (that is, up to and  including  the day prior to  settlement of the  repurchase).  If all shares in an account  are  redeemed,  all  dividends accrued on shares of the same class in the account will be paid  together with the redemption proceeds.

      The Fund's  practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's  portfolio and, if necessary, to select higher-yielding  securities when it is deemed appropriate to seek income at the level needed to meet the target.  Those  securities must be within the Fund's investment  parameters,  however. The Fund expects to pay dividends  at a  targeted  level  from its net  investment  income  and  other distributable income without any impact on the net asset values per share.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

      The  amount of a  distribution  paid on a class of shares  may vary from time to time  depending on market  conditions,  the  composition of the Fund's portfolio,  and  expenses  borne by the Fund or borne  separately  by a class.
Dividends are calculated in the same manner,  at the same time and on the same day for  shares  of each  class.  However,  dividends  on Class B and  Class C shares are expected to be lower than dividends on Class A shares.  That is due to the effect of the  asset-based  sales charge on Class B and Class C shares.
Those  dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's  distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations generally affecting the Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive   effect.   State  and  local  tax  treatment  of  exempt-interest
dividends and potential capital gain distributions  from regulated  investment companies  may differ  from the  treatment  under the  Internal  Revenue  Code described  below.  Potential  purchasers  of  shares  of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject to federal  income  tax on the  portion of its net  investment income (that is,  taxable  interest,  dividends,  and other  taxable  ordinary income,  net of expenses)  and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital  losses)  that it distributes to shareholders.

      If the Fund  qualifies as a  "regulated  investment  company"  under the
Internal  Revenue  Code,  it will not be  liable  for  federal  income  tax on amounts  it pays as  dividends  and other  distributions.  That  qualification enables the Fund to "pass  through" its income and realized  capital  gains to shareholders  without  having  to pay tax on  them.  The Fund  qualified  as a regulated  investment  company in its last  fiscal year and intends to qualify in future years,  but reserves the right not to qualify.  The Internal Revenue
Code  contains  a number  of  complex  tests  to  determine  whether  the Fund qualifies.  The Fund might not meet those tests in a  particular  year.  If it does not  qualify,  the Fund will be treated  for tax  purposes as an ordinary corporation  and will receive no tax  deduction  for payments of dividends and other  distributions  made to  shareholders.  In such an instance,  all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy  certain other  requirements  of the
Internal  Revenue Code, some of which are described  below.  Distributions  by the Fund made  during the  taxable  year or,  under  specified  circumstances, within 12  months  after the close of the  taxable  year,  will be  considered distributions  of income  and gains for the  taxable  year and will  therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

|X|   Excise  Tax  on  Regulated  Investment  Companies.  Under  the  Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund  Distributions.  The Fund intends to qualify  under the
Internal  Revenue  Code  during  each  fiscal  year  to  pay  "exempt-interest dividends" to its shareholders.  To satisfy this qualification,  at the end of each  quarter  of its  taxable  year,  at least 50% of the value of the Fund's total  assets  consists  of  obligations  as defined in Section  103(a) of the
Internal Revenue Code, as amended.  Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal  securities will be excludable from gross income of shareholders  for federal income tax purposes.
To the extent the Fund fails to qualify to pay  exempt-interest  dividends  in any given  form,  such  dividends  would be  included  in the gross  income of shareholders for federal income tax purposes.

      Net investment  income includes the allocation of amounts of income from the municipal  securities in the Fund's  portfolio  that are free from federal income  taxes.  This  allocation  will be  made  by the use of one  designated percentage  applied  uniformly to all income  dividends paid during the Fund's tax year.  That  designation  will normally be made  following the end of each fiscal year as to income  dividends  paid in the prior year. The percentage of income designated as tax-exempt may  substantially  differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the  exempt-interest  dividends  paid by the Fund may be an item of tax preference  for  shareholders  subject to the federal  alternative minimum tax. The amount of any dividends  attributable to tax preference items for  purposes  of the  alternative  minimum  tax will be  identified  when tax information is distributed by the Fund.

      A  shareholder  receiving a dividend from income earned by the Fund from one or more of the  following  sources  must treat the  dividend  as  ordinary income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:
(1)   certain taxable temporary  investments (such as certificates of deposit, repurchase agreements,  commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's  dividends  will not be eligible  for the  dividends-received
deduction  for  corporations.   Shareholders   receiving  Social  Security  or
railroad  retirement benefits should be aware that  exempt-interest  dividends are a factor in  determining  whether (and the extent to which) such  benefits are subject to federal  income tax.  Losses  realized by  shareholders  on the redemption  of Fund shares  within six months of purchase  will be  disallowed for federal  income tax  purposes to the extent of  exempt-interest  dividends received on such shares.

      In any  year in which  the  Fund  qualifies  as a  regulated  investment company  under the Internal  Revenue  Code,  the Fund will also be exempt from
California  corporate  income and franchise  taxes.  It will also be qualified under  California  law to pay exempt  interest  dividends  that will be exempt from  California  personal  income tax. That  exemption  applies to the extent that the Fund's  distributions  are  attributable  to interest  on  California
municipal   securities  and  qualifying   obligations  of  the  United  States
government,  if at  least  50% of the  Fund's  assets  are  invested  in  such obligations at the close of each quarter in its tax year.  Distributions  from the Fund  attributable to income from sources other than California  municipal securities  and U.S.  government  obligations  will  generally  be  subject to
California income tax as ordinary income.

      Distributions  by  the  Fund  from  investment   income  and  long-  and
short-term  capital gains will generally not be excludable from taxable income in determining  California corporate franchise tax or income tax for corporate
shareholders  of  the  Fund.  Additionally,   certain  distributions  paid  to
corporate  shareholders of the Fund may be includable in income subject to the
California alternative minimum tax.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any such amounts.  If the net capital gain is distributed  and designated as a capital gain  distribution,  it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in  January  of each year.  Such  treatment  will apply no matter how long the shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income dividends (not including  "exempt-interest  dividends"),  capital gains distributions  (including  short-term  and  long-term) and the proceeds of the
                                                     -
redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person (to  include,  but not  limited to, a  nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
March of each year.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
                                                              ---
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly  completed and signed  Certificate of Foreign  Status.
If the foreign  person  fails to provide a  certification  of his/her  foreign status,  the Fund will be required to  withhold  U.S.  tax at a rate of 28% on
ordinary  income  dividends  (not  including   "exempt-interest   dividends"),
capital gains  distributions  (including  short-term  and  long-term)  and the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax withheld (in this  situation)  by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc. a subsidiary  of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The Custodian Bank. Citibank,  N.A. is the custodian of the Fund's assets. The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  KPMG LLP are the independent auditors of the Fund. They audit  the  Fund's  financial  statements  and  perform  other  related  audit services.  They also act as auditors  for certain  other funds  advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer California Municipal Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer  California  Municipal Fund, including the statement of investments, as of July 31, 2003, and the related  statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by  correspondence  with the custodian and brokers or by other appropriate  auditing  procedures where replies from brokers were not received.  An audit also includes  assessing the accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial  statement  presentation.We  believe that our audits provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Oppenheimer  California  Municipal  Fund as of July 31, 2003, the results of its operations  and its cash flows for the year then  ended,  the changes in its net assets for each of the two years in the period  then  ended,  and the  financial highlights  for each of the five years in the period then ended,  in  conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
-------------------
 KPMG LLP

 Denver, Colorado
 August 21, 2003

k

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2003
--------------------------------------------------------------------------------

Principal
     Market Value
       Amount
Coupon      Maturity         See Note 1
------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--106.3%
------------------------------------------------------------------------------------------------------------------

 California--94.5%
 $  1,000,000 ABAG Finance Authority for NonProfit Corporations
              (Schools of Sacred Heart)
6.450%     06/01/2030   $   1,060,140
------------------------------------------------------------------------------------------------------------------
       90,000 ABAG Finance Authority for NonProfit
              Corporations COP
6.000      08/15/2020          92,983
------------------------------------------------------------------------------------------------------------------
      450,000 ABAG Finance Authority for NonProfit Corporations
              COP (American Baptist Homes of the West)
5.750      10/01/2017         419,877
------------------------------------------------------------------------------------------------------------------
    4,300,000 ABAG Finance Authority for NonProfit Corporations
              COP (Redwood Senior Homes & Services)
6.125      11/15/2032       4,207,894
------------------------------------------------------------------------------------------------------------------
       25,000 Adelanto Improvement Agency, Series B
5.500      12/01/2023          25,753
------------------------------------------------------------------------------------------------------------------
    6,360,000 Agua Mansa Industrial Growth Association
              Special Tax
6.500      09/01/2033       6,355,357
------------------------------------------------------------------------------------------------------------------
       95,000 Alhambra (Atherton Baptist Homes)
6.500      07/01/2015          95,289
------------------------------------------------------------------------------------------------------------------
      235,000 Alhambra Redevel. Agency Tax Allocation
5.850      05/01/2023         240,236
------------------------------------------------------------------------------------------------------------------
       25,000 Alum Rock Union Elementary School District GO
5.200      09/01/2015          25,308
------------------------------------------------------------------------------------------------------------------
    4,000,000 Anaheim Public Finance Authority RITES
11.820 f    12/28/2018       5,232,680
------------------------------------------------------------------------------------------------------------------
       15,000 Anaheim Water
5.750      04/01/2009          15,053
------------------------------------------------------------------------------------------------------------------
       25,000 Azusa COP
5.750      08/01/2020          25,926
------------------------------------------------------------------------------------------------------------------
    3,930,000 Azusa Special Tax Community Facilities District
              (Mountain Cove)
6.000      09/01/2032       3,884,451
------------------------------------------------------------------------------------------------------------------
       25,000 Berkeley Joint Powers Financing Authority
5.700      06/01/2015          25,572
------------------------------------------------------------------------------------------------------------------
    5,400,000 CA CDA (Berkeley Montessori School)
7.250      10/01/2033       5,363,226
------------------------------------------------------------------------------------------------------------------
    8,000,000 CA CDA (East Valley Tourist)
11.000      10/01/2020       7,936,560
------------------------------------------------------------------------------------------------------------------
    5,000,000 CA CDA (John F. Kennedy University)
6.750      10/01/2033       4,757,950
------------------------------------------------------------------------------------------------------------------
    1,650,000 CA CDA (Notre Dame de Namur University)
6.500      10/01/2023       1,612,693
------------------------------------------------------------------------------------------------------------------
    1,635,000 CA CDA (Notre Dame de Namur University)
6.625      10/01/2033       1,592,196
------------------------------------------------------------------------------------------------------------------
      270,000 CA CDA COP (Sutter Health)
5.500      08/15/2023         276,067
------------------------------------------------------------------------------------------------------------------
    1,695,000 CA County Tobacco Securitization Agency (TASC)
5.750      06/01/2027       1,415,867
------------------------------------------------------------------------------------------------------------------
    7,000,000 CA County Tobacco Securitization Agency (TASC)
5.750      06/01/2029       5,791,520
------------------------------------------------------------------------------------------------------------------
    6,230,000 CA County Tobacco Securitization Agency (TASC)
5.875      06/01/2027       5,211,956
------------------------------------------------------------------------------------------------------------------
    9,000,000 CA County Tobacco Securitization Agency (TASC)
5.875      06/01/2035       7,115,220
------------------------------------------------------------------------------------------------------------------
   10,400,000 CA County Tobacco Securitization Agency (TASC)
6.000      06/01/2035       8,325,200
------------------------------------------------------------------------------------------------------------------
   17,900,000 CA County Tobacco Securitization Agency (TASC)
6.000      06/01/2042      14,182,886
------------------------------------------------------------------------------------------------------------------
   10,000,000 CA County Tobacco Securitization Agency (TASC)
6.125      06/01/2038       8,115,600
------------------------------------------------------------------------------------------------------------------
      100,000 CA Department of Water Resources (Center Valley)
5.250      07/01/2022         100,012
------------------------------------------------------------------------------------------------------------------
       30,000 CA Department of Water Resources (Center Valley)
5.400      07/01/2012          30,078
------------------------------------------------------------------------------------------------------------------
      100,000 CA EFA (Carnegie Institution of Washington)
5.600      10/01/2023         102,524
------------------------------------------------------------------------------------------------------------------
       20,000 CA EFA (College and University Financing)
6.250      06/01/2018          20,417
------------------------------------------------------------------------------------------------------------------
    1,000,000 CA EFA (Western University Health Sciences)
6.000      10/01/2032       1,015,040
------------------------------------------------------------------------------------------------------------------
       60,000 CA GO
5.100      03/01/2010          60,041
------------------------------------------------------------------------------------------------------------------
      100,000 CA GO
5.150      10/01/2019         100,603
------------------------------------------------------------------------------------------------------------------
       25,000 CA GO
5.250      04/01/2018          24,998
------------------------------------------------------------------------------------------------------------------
       10,000 CA GO
5.250      04/01/2019           9,962
------------------------------------------------------------------------------------------------------------------
      140,000 CA GO
5.500      04/01/2019         143,494
------------------------------------------------------------------------------------------------------------------
      155,000 CA GO
5.500      10/01/2022         154,442
------------------------------------------------------------------------------------------------------------------
        5,000 CA GO
6.000      05/01/2018           5,215
------------------------------------------------------------------------------------------------------------------
    2,335,000 CA GO RITES a
15.328 f    10/01/2032       1,887,777
------------------------------------------------------------------------------------------------------------------
    5,000,000 CA Golden State Tobacco Securitization Corp.
6.250      06/01/2033       4,292,750

Principal
Market Value
       Amount
Coupon      Maturity        See Note 1
-----------------------------------------------------------------------------------------------------------------

 California Continued
 $ 47,205,000 CA Golden State Tobacco Securitization
              Corp.
6.625%     06/01/2040   $  40,092,151
-----------------------------------------------------------------------------------------------------------------
    5,835,000 CA Golden State Tobacco Securitization Corp.
7.900      06/01/2042       5,822,105
-----------------------------------------------------------------------------------------------------------------
       10,000 CA Health Facilities Financing Authority
              (Sisters of Providence)
6.400      10/01/2005          10,234
-----------------------------------------------------------------------------------------------------------------
       15,000 CA Health Facilities Financing Authority
              (Small Facilities Loan), Series A
6.700      03/01/2011          15,175
-----------------------------------------------------------------------------------------------------------------
      600,000 CA Health Facilities Financing Authority
              (Small Facilities Loan), Series B
7.400      04/01/2014         652,650
-----------------------------------------------------------------------------------------------------------------
       20,000 CA HFA (Multi-Unit Rental Hsg.)
6.875      02/01/2022          20,119
-----------------------------------------------------------------------------------------------------------------
    2,350,000 CA HFA (Single Family Mtg.), Series A-2 w
6.450      08/01/2025       2,397,611
-----------------------------------------------------------------------------------------------------------------
       30,000 CA HFA, Series A
5.600      08/01/2025          30,148
-----------------------------------------------------------------------------------------------------------------
       10,000 CA HFA, Series B
5.650      08/01/2014          10,218
-----------------------------------------------------------------------------------------------------------------
       50,000 CA HFA, Series D
6.400      08/01/2025          51,115
-----------------------------------------------------------------------------------------------------------------
    1,710,000 CA I&E Devel. Bank
              (American Center for Wine, Food & Arts)
5.550      12/01/2012       1,817,371
-----------------------------------------------------------------------------------------------------------------
       25,000 CA Pollution Control Financing Authority
              (Pacific Gas & Electric Corp.)
5.850      12/01/2023          25,576
-----------------------------------------------------------------------------------------------------------------
    3,000,000 CA Pollution Control Financing Authority
              (Pacific Gas & Electric Corp.)
6.350      06/01/2009       2,955,720
-----------------------------------------------------------------------------------------------------------------
    4,950,000 CA Pollution Control Financing Authority
              (Sacramento Biosolids)
5.500      12/01/2024       4,891,441
-----------------------------------------------------------------------------------------------------------------
       95,000 CA Pollution Control Financing Authority
              (San Diego Gas & Electric Company)
5.850      06/01/2021          97,175
-----------------------------------------------------------------------------------------------------------------
       20,000 CA Public Works (Department of Corrections)
5.375      06/01/2018          20,448
-----------------------------------------------------------------------------------------------------------------
      105,000 CA Public Works (Department of Corrections)
5.375      12/01/2019         108,120
-----------------------------------------------------------------------------------------------------------------
       10,000 CA Public Works (Department of Corrections)
5.500      12/01/2012          10,308
-----------------------------------------------------------------------------------------------------------------
        5,000 CA Public Works (State Universities)
5.500      12/01/2018           5,026
-----------------------------------------------------------------------------------------------------------------
       50,000 CA Public Works (State Universities)
5.500      06/01/2019          51,128
-----------------------------------------------------------------------------------------------------------------
       50,000 CA Public Works (State Universities)
5.500      06/01/2021          51,128
-----------------------------------------------------------------------------------------------------------------
      190,000 CA Public Works (State Universities)
5.500      06/01/2021         194,286
-----------------------------------------------------------------------------------------------------------------
      130,000 CA Rural Home Mtg. Finance Authority
              (Single Family Mtg.), Series B
7.750      09/01/2026         130,417
-----------------------------------------------------------------------------------------------------------------
      935,000 CA Rural Home Mtg. Finance Authority
              (Single Family Mtg.), Series D
6.700      05/01/2029         988,809
-----------------------------------------------------------------------------------------------------------------
    3,000,000 CA Statewide CDA (Aspire Public Schools)
7.250      08/01/2032       2,980,230
-----------------------------------------------------------------------------------------------------------------
      870,000 CA Statewide CDA (Citrus Gardens Apartments)
6.500      07/01/2032         843,508
-----------------------------------------------------------------------------------------------------------------
    1,445,000 CA Statewide CDA (Citrus Gardens Apartments)
9.000      07/01/2032       1,407,184
-----------------------------------------------------------------------------------------------------------------
   18,500,000 CA Statewide CDA (East Campus Apartments)
5.625      08/01/2034      18,529,785
-----------------------------------------------------------------------------------------------------------------
    1,000,000 CA Statewide CDA (Quail Ridge Apartments)
5.375      07/01/2032         967,210
-----------------------------------------------------------------------------------------------------------------
    1,505,000 CA Statewide CDA (Quail Ridge Apartments)
6.500      07/01/2032       1,459,173
-----------------------------------------------------------------------------------------------------------------
    2,140,000 CA Statewide CDA (Quail Ridge Apartments)
9.000      07/01/2032       2,083,996
-----------------------------------------------------------------------------------------------------------------
    4,000,000 CA Statewide CDA (Turning Point)
6.500      11/01/2031       4,080,680
-----------------------------------------------------------------------------------------------------------------
    7,800,000 CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS a
9.502 f    11/01/2015       7,968,012
-----------------------------------------------------------------------------------------------------------------
    7,000,000 CA Statewide CDA COP
              (Pride Industries/Pride Industries One
              Obligated Group)
7.250      11/01/2029       7,224,280
-----------------------------------------------------------------------------------------------------------------
    2,000,000 CA Statewide CDA COP (Windward School)
6.900      09/01/2023       2,082,880

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    Principal
                                           Market Value
       Amount
Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------
 California Continued

 $  5,000,000 CA Statewide Finance Authority
              Tobacco Settlement (TASC)
6.000%     05/01/2037   $  3,989,000
----------------------------------------------------------------------------------------------------------------
   11,720,000 CA Statewide Finance Authority
              Tobacco Settlement (TASC)
6.000      05/01/2043      9,276,849
----------------------------------------------------------------------------------------------------------------
   30,000,000 CA Statewide Finance Authority
              Tobacco Settlement (TASC)
6.000      05/01/2043     23,746,200
----------------------------------------------------------------------------------------------------------------
    2,355,000 Campbell Redevel. Agency Tax Allocation
6.600      10/01/2032      2,535,746
----------------------------------------------------------------------------------------------------------------
    2,500,000 Capistrano Unified School District Community
              Facilities District
5.700      09/01/2020      2,481,275
----------------------------------------------------------------------------------------------------------------
       25,000 Chino Hills Special Tax
6.200      09/01/2007         25,065
----------------------------------------------------------------------------------------------------------------
    1,580,000 Chula Vista Community Facilities District Special Tax
              (McMillin-Otay Ranch)
5.750      09/01/2027      1,511,539
----------------------------------------------------------------------------------------------------------------
    1,600,000 Chula Vista Community Facilities District Special Tax
              (McMillin-Otay Ranch)
5.750      09/01/2033      1,519,584
----------------------------------------------------------------------------------------------------------------
       20,000 Coachella COP
6.100      03/01/2022         20,269
----------------------------------------------------------------------------------------------------------------
    2,505,000 Colton Community Facilities District Special Tax
7.500      09/01/2020      2,521,257
----------------------------------------------------------------------------------------------------------------
    3,280,000 Colton Public Financing Authority, Series B
5.875      08/01/2027      3,316,506
----------------------------------------------------------------------------------------------------------------
      815,000 Commerce CDC Tax Allocation
5.750      08/01/2010        867,567
----------------------------------------------------------------------------------------------------------------
    2,800,000 Commerce CDC Tax Allocation
6.000      08/01/2021      2,832,984
----------------------------------------------------------------------------------------------------------------
    1,410,000 Commerce Joint Powers Finance Authority
              (Community Center), Series A
6.250      10/01/2022      1,466,823
----------------------------------------------------------------------------------------------------------------
    3,000,000 Compton COP (Civic Center & Capital Improvement)
5.500      09/01/2015      3,064,290
----------------------------------------------------------------------------------------------------------------
    3,075,000 Contra Costa County Special Tax Community
              Facilities District
5.580      08/01/2016      3,116,020
----------------------------------------------------------------------------------------------------------------
      735,000 Corona (Single Family Mtg.), Series B
6.300      11/01/2028        740,123
----------------------------------------------------------------------------------------------------------------
    3,345,000 Davis Public Facilities Finance Authority
              (Mace Ranch Area)
6.600      09/01/2025      3,503,854
----------------------------------------------------------------------------------------------------------------
    3,280,000 East Palo Alto Redevel. Agency Tax Allocation
              (University Circle-Gateway)
6.625      10/01/2029      3,503,171
----------------------------------------------------------------------------------------------------------------
    1,500,000 Eastern Municipal Water District Community
              Facilities Special Tax
5.950      09/01/2033      1,470,690
----------------------------------------------------------------------------------------------------------------
    1,530,000 Eastern Municipal Water District Community
              Facilities Special Tax
6.100      09/01/2033      1,456,055
----------------------------------------------------------------------------------------------------------------
       15,000 El Paso De Robles COP
5.400      12/01/2023         15,147
----------------------------------------------------------------------------------------------------------------
    3,000,000 Elk Grove Special Tax (East Franklin Community)
6.000      08/01/2033      3,003,360
----------------------------------------------------------------------------------------------------------------
    2,750,000 Encinitas Special Tax Community Facilities
              District No. 1, Series A
5.875      09/01/2020      2,756,490
----------------------------------------------------------------------------------------------------------------
    1,625,000 Folsom Special Tax Community Facilities
              District No. 10
6.300      09/01/2012      1,713,920
----------------------------------------------------------------------------------------------------------------
    8,500,000 Folsom Special Tax Community Facilities
              District No. 10
6.875      09/01/2019      9,023,345
----------------------------------------------------------------------------------------------------------------
    3,400,000 Fontana Redevel. Agency (Jurupa Hills)
5.500      10/01/2027      3,338,630
----------------------------------------------------------------------------------------------------------------
   12,500,000 Foothill Eastern Transportation Corridor
              Agency Toll Road
0.000 z    01/15/2021      4,368,000
----------------------------------------------------------------------------------------------------------------
   13,000,000 Foothill Eastern Transportation Corridor
              Agency Toll Road
0.000 z    01/15/2022      4,216,420
----------------------------------------------------------------------------------------------------------------
   16,650,000 Foothill Eastern Transportation Corridor
              Agency Toll Road
0.000 z    01/15/2030      3,205,957
----------------------------------------------------------------------------------------------------------------
    1,000,000 Foothill Eastern Transportation Corridor
              Agency Toll Road
5.750      01/15/2040      1,012,310
----------------------------------------------------------------------------------------------------------------
    3,000,000 Huntington Park Public Financing Authority,
              Series A
6.200      10/01/2025      3,091,710
----------------------------------------------------------------------------------------------------------------
    1,000,000 Irvine GO
5.550      09/02/2026        967,000
----------------------------------------------------------------------------------------------------------------
    2,500,000 Jurupa Community Facilites District Special Tax
5.875      09/01/2033      2,422,425
----------------------------------------------------------------------------------------------------------------
      115,000 Kern Valley Hospital District
6.500      08/01/2021        116,530

Principal
Market Value
       Amount
Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------

 California Continued
 $ 10,000,000 La Verne COP (Bethren Hillcrest Homes)
5.600%     02/15/2033   $  9,875,900
----------------------------------------------------------------------------------------------------------------
    4,500,000 La Verne COP (Bethren Hillcrest Homes)
6.625      02/15/2025      4,418,910
----------------------------------------------------------------------------------------------------------------
      500,000 Lafayette Redevel. Agency
5.700      08/01/2024        500,850
----------------------------------------------------------------------------------------------------------------
    8,010,000 Lake Elsinore School FA (Horsethief Canyon)
5.625      09/01/2016      8,350,986
----------------------------------------------------------------------------------------------------------------
    2,885,000 Lincoln IBA Public Financing Authority
              (Twelve Bridges)
6.200      09/02/2025      2,957,529
----------------------------------------------------------------------------------------------------------------
       50,000 Los Angeles County Metropolitan
              Transportation Authority
5.250      07/01/2023         50,215
----------------------------------------------------------------------------------------------------------------
       20,000 Los Angeles Department of Water & Power
5.700      09/01/2010         20,469
----------------------------------------------------------------------------------------------------------------
       40,000 Los Angeles Department of Water & Power
5.750      09/01/2012         40,846
----------------------------------------------------------------------------------------------------------------
       25,000 Los Angeles Department of Water & Power
5.875      09/01/2030         25,570
----------------------------------------------------------------------------------------------------------------
    2,375,000 Los Angeles Department of Water & Power RITES a
16.028 f    07/01/2024      2,223,285
----------------------------------------------------------------------------------------------------------------
       75,000 Los Angeles Harbor Department, Series B
5.375      11/01/2019         75,968
----------------------------------------------------------------------------------------------------------------
      415,000 Los Angeles Single Family Mtg. (Government National
              Mortgage Assn. & FNMA Mtg. Backed), Series A
6.875      06/01/2025        415,930
----------------------------------------------------------------------------------------------------------------
    2,500,000 Los Angeles USD ROLs a
10.290 f    07/01/2015      3,188,675
----------------------------------------------------------------------------------------------------------------
    2,500,000 Los Angeles USD ROLs a
10.290 f    07/01/2016      3,188,675
----------------------------------------------------------------------------------------------------------------
    1,500,000 Los Angeles USD ROLs a
10.290 f    07/01/2017      1,913,205
----------------------------------------------------------------------------------------------------------------
       30,000 Los Angeles Wastewater System, Series D
5.200      11/01/2021         30,919
----------------------------------------------------------------------------------------------------------------
       25,000 Marysville Hsg. (Lakeside Village)
7.700      07/01/2023         25,066
----------------------------------------------------------------------------------------------------------------
       20,000 Monterey Joint Power Authority Finance Authority
              (Materials Recovery Facilities)
5.600      03/01/2012         20,466
----------------------------------------------------------------------------------------------------------------
       20,000 Monterey Joint Power Authority Finance Authority
              (Materials Recovery Facilities)
5.700      03/01/2016         20,661
----------------------------------------------------------------------------------------------------------------
    2,000,000 Mountain View Los Altos GO (Union School District)
6.500      05/01/2017      2,277,580
----------------------------------------------------------------------------------------------------------------
    1,065,000 Mountain View School District GO Santa Clara
              County, Series B
6.125      07/01/2025      1,180,829
----------------------------------------------------------------------------------------------------------------
      525,000 MSR Public Power Agency San Juan Project, Series H
5.900      07/01/2020        533,505
----------------------------------------------------------------------------------------------------------------
    1,695,000 Murrieta USD Special Tax
6.250      09/01/2034      1,696,390
----------------------------------------------------------------------------------------------------------------
    1,320,000 Norco Special Tax Community Facilities District
              No. 97-1
7.100      10/01/2030      1,419,185
----------------------------------------------------------------------------------------------------------------
    5,100,000 Northern CA Tobacco Securitization Authority (TASC)
5.375      06/01/2041      3,678,477
----------------------------------------------------------------------------------------------------------------
       30,000 Oakland GO
6.000      06/15/2017         30,394
----------------------------------------------------------------------------------------------------------------
    1,000,000 Orange County Community Facilities District
              (Ladera Ranch), Series A
6.000      08/15/2025      1,004,080
----------------------------------------------------------------------------------------------------------------
    1,000,000 Orange County Community Facilities District
              (Ladera Ranch), Series A
6.000      08/15/2032      1,002,810
----------------------------------------------------------------------------------------------------------------
    2,000,000 Orange County Community Facilities District
              (Ladera Ranch), Series A
6.250      08/15/2030      2,044,460
----------------------------------------------------------------------------------------------------------------
    2,250,000 Orange County Community Facilities District
              (Ladera Ranch), Series A
6.700      08/15/2029      2,410,493
----------------------------------------------------------------------------------------------------------------
      395,000 Orange Redevel. Agency (Southwest Redevel.)
5.700      10/01/2023        403,129
----------------------------------------------------------------------------------------------------------------
    2,500,000 Perris Community Facilities District Special Tax
              (Chaparral Ridge)
6.250      09/01/2033      2,374,500
----------------------------------------------------------------------------------------------------------------
    3,500,000 Pittsburg Redevel. Agency
              (Los Medanos Community Devel.)
6.200      08/01/2019      3,706,325
----------------------------------------------------------------------------------------------------------------
    1,000,000 Placentia USD (Yorba-Linda)
6.000      09/01/2032      1,000,690
----------------------------------------------------------------------------------------------------------------
    2,000,000 Pleasant Hill Community Facilities District
              Special Tax
6.000      09/01/2032      1,976,820
----------------------------------------------------------------------------------------------------------------
       60,000 Pleasant Hill Redevel. Agency (Residential Mtg.)
5.750      08/01/2011         60,049

STATEMENT OF INVESTMENTS  Continued

Principal
Market Value
       Amount
Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------

 California Continued
 $    500,000 Pomona (Single Family Mtg.), Series B
7.500%     08/01/2023   $    644,595
----------------------------------------------------------------------------------------------------------------
    2,500,000 Port Oakland RITES a
10.176 f    11/01/2015      2,844,375
----------------------------------------------------------------------------------------------------------------
    2,500,000 Port Oakland RITES a
10.426 f    11/01/2017      2,842,875
----------------------------------------------------------------------------------------------------------------
    2,430,000 Port Oakland RITES a
15.959 f    11/01/2022      2,200,316
----------------------------------------------------------------------------------------------------------------
    5,025,000 Port Oakland RITES
15.959 f    11/01/2032      4,146,429
----------------------------------------------------------------------------------------------------------------
    2,660,000 Port Oakland RITES a
17.459 f    11/01/2025      2,759,644
----------------------------------------------------------------------------------------------------------------
       35,000 Poway Redevel. Agency (Paguay Redevel.)
5.500      12/15/2023         36,096
----------------------------------------------------------------------------------------------------------------
    1,100,000 Poway USD Special Tax Community Facilities
              District No. 6
5.600      09/01/2033      1,052,986
----------------------------------------------------------------------------------------------------------------
    1,750,000 Poway, CA USD Special Tax
6.125      09/01/2033      1,763,178
----------------------------------------------------------------------------------------------------------------
      750,000 Redding Electric COP RIBS
10.171 f    06/01/2019        784,065
----------------------------------------------------------------------------------------------------------------
    3,000,000 Redding Electric COP RIBS
11.641 f    07/08/2022      3,994,020
----------------------------------------------------------------------------------------------------------------
    2,100,000 Riverside County Public Financing Authority COP
5.750      05/15/2019      2,052,540
----------------------------------------------------------------------------------------------------------------
       20,000 Robla School District GO, Series A
5.900      09/01/2016         20,061
----------------------------------------------------------------------------------------------------------------
       15,000 Rosemead Redevel. Agency
5.500      10/01/2018         15,110
----------------------------------------------------------------------------------------------------------------
    1,235,000 Roseville Woodcreek West Community Facility
5.875      09/01/2008      1,311,051
----------------------------------------------------------------------------------------------------------------
    1,500,000 Roseville Woodcreek West Community Facility
6.500      09/01/2015      1,587,210
----------------------------------------------------------------------------------------------------------------
    1,750,000 Roseville Woodcreek West Community Facility
6.700      09/01/2025      1,831,428
----------------------------------------------------------------------------------------------------------------
       10,000 Sacramento City Financing Authority
6.500      11/01/2004         10,129
----------------------------------------------------------------------------------------------------------------
    6,800,000 Sacramento Power Authority Cogeneration Project
6.000      07/01/2022      7,462,388
----------------------------------------------------------------------------------------------------------------
    1,750,000 Sacramento Special Tax
              (North Natomas Community Facilities)
6.000      09/01/2028      1,691,620
----------------------------------------------------------------------------------------------------------------
    3,750,000 San Diego County COP
              (Developmental Service Foundation)
5.500      09/01/2027      3,693,225
----------------------------------------------------------------------------------------------------------------
       50,000 San Diego Industrial Devel.
              (San Diego Gas & Electric Company)
5.900      06/01/2018         51,064
----------------------------------------------------------------------------------------------------------------
      275,000 San Diego Industrial Devel.
              (San Diego Gas & Electric Company)
5.900      06/01/2018        281,212
----------------------------------------------------------------------------------------------------------------
       40,000 San Diego Industrial Devel.
              (San Diego Gas & Electric Company)
5.900      09/01/2018         40,634
----------------------------------------------------------------------------------------------------------------
    1,880,000 San Diego USD GO RITES a
16.098 f    07/01/2027      1,771,336
----------------------------------------------------------------------------------------------------------------
       15,000 San Francisco City & County Airports Commission
5.500      05/01/2026         15,084
----------------------------------------------------------------------------------------------------------------
    1,500,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6
6.125      08/01/2031      1,472,445
----------------------------------------------------------------------------------------------------------------
    1,500,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6
6.125      08/01/2031      1,472,445
----------------------------------------------------------------------------------------------------------------
      125,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6
6.150      08/01/2021        126,854
----------------------------------------------------------------------------------------------------------------
      340,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6
6.200      08/01/2022        345,739
----------------------------------------------------------------------------------------------------------------
    3,000,000 San Francisco City & County Redevel. Agency
              Community Facilities District No. 6
6.250      08/01/2033      3,054,690
----------------------------------------------------------------------------------------------------------------
    8,000,000 San Joaquin Hills Transportation Corridor Agency
5.000      01/01/2033      7,158,240
----------------------------------------------------------------------------------------------------------------
       10,000 San Jose Finance Authority, Series B
5.625      11/15/2018         10,227
----------------------------------------------------------------------------------------------------------------
    3,060,000 Santa Ana Finance Authority (Inner-City Commuter)
5.600      09/01/2019      3,115,814
----------------------------------------------------------------------------------------------------------------
    1,000,000 Santa Ana Finance Authority (Mainplace)
5.500      09/01/2015      1,013,700
----------------------------------------------------------------------------------------------------------------
    1,000,000 Santa Ana Finance Authority (Mainplace)
5.600      09/01/2019      1,033,570
----------------------------------------------------------------------------------------------------------------
    1,600,000 Santa Clarita Community Facilities District
              Special Tax
5.800      11/15/2025      1,566,752

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Market Value
       Amount
Coupon       Maturity      See Note 1
----------------------------------------------------------------------------------------------------------------

 California Continued
 $  3,700,000 Santa Clarita Community Facilities District
              Special Tax
5.850%     11/15/2032   $  3,622,004
----------------------------------------------------------------------------------------------------------------
    1,000,000 Santa Cruz High School District GO
6.000      08/01/2029      1,096,310
----------------------------------------------------------------------------------------------------------------
       50,000 Santa Cruz Sewer (Secondary Wastewater Treatment)
5.700      11/01/2023         51,139
----------------------------------------------------------------------------------------------------------------
    4,990,000 Santaluz Special Tax Community Facilities District
              No. 2
6.375      09/01/2030      5,071,886
----------------------------------------------------------------------------------------------------------------
       25,000 Signal Hill Redevel. Agency (Signal Hill Redevel.)
5.500      10/01/2023         25,626
----------------------------------------------------------------------------------------------------------------
    4,500,000 Southern CA Metro Water District RIBS
9.599 f    10/30/2020      4,975,920
----------------------------------------------------------------------------------------------------------------
      185,000 Southern CA Public Power Authority
5.500      07/01/2020        185,085
----------------------------------------------------------------------------------------------------------------
       30,000 Southern CA Public Power Authority
5.500      07/01/2020         30,078
----------------------------------------------------------------------------------------------------------------
        5,000 Southern CA Public Power Authority
5.500      07/01/2020          5,002
----------------------------------------------------------------------------------------------------------------
       30,000 Southern CA Public Power Authority
6.000      07/01/2018         30,029
----------------------------------------------------------------------------------------------------------------
      250,000 Southern CA Public Power Authority
7.000      07/01/2009        250,980
----------------------------------------------------------------------------------------------------------------
      150,000 Southern CA Public Power Authority RIBS
10.550 f    07/01/2012        153,924
----------------------------------------------------------------------------------------------------------------
       65,000 Southern CA Rapid Transit District COP
6.000      07/01/2010         66,194
----------------------------------------------------------------------------------------------------------------
    1,000,000 Southern CA Tobacco Securitization Authority (TASC)
5.500      06/01/2036        768,240
----------------------------------------------------------------------------------------------------------------
    3,750,000 Stockton Community Facilities District
              (Brookside Estates)
6.200      08/01/2015      3,916,538
----------------------------------------------------------------------------------------------------------------
      135,000 Stockton Public Finance Authority, Series A
5.875      09/02/2016        143,099
----------------------------------------------------------------------------------------------------------------
    3,000,000 Tejon Ranch Public Facilities Finance Authority
              Special Tax (Community Facilities District No. 1)
7.200      09/01/2030      3,091,440
----------------------------------------------------------------------------------------------------------------
    2,000,000 Temecula Public Financing Authority Community
              Facilities District No. 3 w
6.000      09/01/2033      1,976,540
----------------------------------------------------------------------------------------------------------------
       25,000 Temecula Valley USD GO
6.250      09/01/2013         25,087
----------------------------------------------------------------------------------------------------------------
       30,000 Tracy COP (Community Park & Civic Center)
6.625      03/01/2018         30,033
----------------------------------------------------------------------------------------------------------------
       50,000 Tracy Special Tax Community Facilities District
5.700      09/01/2020         50,199
----------------------------------------------------------------------------------------------------------------
       15,000 Turlock Irrigation District, Series A
6.000      01/01/2020         15,051
----------------------------------------------------------------------------------------------------------------
      165,000 University of California Research Facilities,
              Series A
5.750      09/01/2018        165,455
----------------------------------------------------------------------------------------------------------------
    5,935,000 Valley Health System COP
6.875      05/15/2023      4,025,236
----------------------------------------------------------------------------------------------------------------
       75,000 Valley Health System, Series A
6.500      05/15/2025         78,485
----------------------------------------------------------------------------------------------------------------
       35,000 West Sacramento Financing Authority
5.500      08/01/2024         35,871
----------------------------------------------------------------------------------------------------------------
    3,000,000 Yucaipa Community Facilities District Special Tax
5.750      09/01/2030      2,855,790

------------

485,800,570
----------------------------------------------------------------------------------------------------------------
 U.S. Possessions--11.8%
    2,245,000 Puerto Rico HBFA
6.250      04/01/2029      2,312,013
----------------------------------------------------------------------------------------------------------------
    5,510,000 Puerto Rico ITEMECF (Congeneration Facilities)
6.625      06/01/2026      5,707,533
----------------------------------------------------------------------------------------------------------------
    2,840,000 Puerto Rico ITEMECF (Mennonite General Hospital)
6.500      07/01/2012      2,673,292
----------------------------------------------------------------------------------------------------------------
   22,350,000 Puerto Rico Port Authority (American Airlines),
              Series A
6.250      06/01/2026     12,069,224
----------------------------------------------------------------------------------------------------------------
       50,000 Puerto Rico Port Authority (American Airlines),
              Series A
6.300      06/01/2023         27,000
----------------------------------------------------------------------------------------------------------------
      500,000 Puerto Rico Port Authority, Series D
7.000      07/01/2014        515,300
----------------------------------------------------------------------------------------------------------------
   27,000,000 V.I. Public Finance Authority (Hovensa Coker)
6.500      07/01/2021     27,063,990
----------------------------------------------------------------------------------------------------------------
    4,515,000 V.I. Public Finance Authority, Series A
6.375      10/01/2019      5,027,407
----------------------------------------------------------------------------------------------------------------
    5,150,000 V.I. Public Finance Authority, Series E
6.000      10/01/2022      5,183,733

------------

60,579,492

----------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost
$563,661,851)--106.3%                                            546,380,062
----------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(6.3)
                                                     (32,261,898)

------------
 Net Assets--100.0%
                       $514,118,164

============

STATEMENT OF INVESTMENTS  Continued

Footnotes to Statement of Investments
a. Identifies issues considered to be illiquid. See Note 5 of Notes to
Financial
Statements.
f. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.
w. When-issued security to be delivered and settled after July 31, 2003. See
Note 1 of Notes to Financial Statements.
z. Represents a zero coupon bond.

To simplify the listings of securities, abbreviations are used per the table below:

CDA       Communities Development Authority
CDC       Community Development Corp.
COP       Certificates of Participation
EFA       Educational Facilities Authority
FA        Facilities Authority
GO        General Obligation
HBFA      Housing Bank and Finance Agency
HFA       Housing Finance Agency
IBA       Improvement Bond Act 1915
I&E       Infrastructure and Economic
INFLOS    Inverse Floating Rate Securities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
MSR       Modesto Irrigation District of the City of Santa Clara and the
          City of Redding
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
USD       Unified School District
VI        United States Virgin Islands
-----------------------------------------------------------------------------
 Industry Concentrations  July 31, 2003

 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                      Market Value           Percent
-----------------------------------------------------------------------------
 Tobacco Settlements                           $141,824,021             26.0%
 Special Tax                                     84,394,235             15.4
 Special Assessment                              53,280,223              9.8
 Pollution Control                               34,911,151              6.4
 Higher Education                                27,847,188              5.1
 Adult Living Facilities                         20,975,121              3.8
 Highways/Railways                               20,077,336              3.7
 Electric Utilities                              19,693,585              3.6
 General Obligation                              17,033,536              3.1
 Hospital/Health Care                            16,003,953              2.9
 Education                                       15,637,612              2.9
 Marine/Aviation Facilities                      15,399,991              2.8
 Municipal Leases                                14,943,284              2.7
 Airlines                                        12,096,224              2.2
 Water Utilities                                 10,367,854              1.9
 Sales Tax Revenue                               10,221,269              1.9
 Not-for-Profit Organization                      9,041,651              1.7
 Hotels, Restaurants & Leisure                    7,936,560              1.5
 Single Family Housing                            7,750,880              1.4
 Multifamily Housing                              6,836,404              1.2
 Sewer Utilities                                    107,984               --
                                               ------------------------------
 Total                                         $546,380,062            100.0%
                                               ==============================

-------------------------------------------------------------------------------
 Summary of Ratings  July 31, 2003 / Unaudited

 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:
 Rating
Percent
-------------------------------------------------------------------------------
 AAA
10.2%
 AA                                                                        2.2
 A                                                                        34.3
 BBB                                                                      28.6
 BB                                                                        1.1
 B                                                                         0.5
 CCC                                                                       2.2
 CC                                                                        0.0
 C                                                                         0.0
 D                                                                         0.0
 Not Rated                                                                20.9

------
 Total
100.0%

======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the
underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned
an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been
designated investment grade by the Manager are included in the "Not Rated"
category.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $563,661,851)--see
 accompanying statement                                        $  546,380,062
------------------------------------------------------------------------------
 Cash                                                                 428,592
------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                  10,059,220
 Interest                                                           9,470,796
 Shares of beneficial interest sold                                   691,161
 Other                                                                  3,673
                                                               ---------------
 Total assets                                                     567,033,504

------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at July 31, 2003)      46,800,000
 Investments purchased (including $3,805,400 purchased
 on a when-issued basis)                                            3,839,343
 Shares of beneficial interest redeemed                             1,301,268
 Dividends                                                            639,059
 Distribution and service plan fees                                   110,078
 Trustees' compensation                                                94,567
 Shareholder reports                                                   80,499
 Transfer and shareholder servicing agent fees                         22,750
 Other                                                                 27,776
                                                               ---------------
 Total liabilities                                                 52,915,340

------------------------------------------------------------------------------
 Net Assets                                                      $514,118,164
                                                               ---------------

------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                      $     51,578
------------------------------------------------------------------------------
 Additional paid-in capital                                       537,323,788
------------------------------------------------------------------------------
 Undistributed net investment income                                1,293,323
------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (7,268,736)
------------------------------------------------------------------------------
 Net unrealized depreciation on investments                       (17,281,789)
                                                               ---------------
 Net Assets                                                      $514,118,164
                                                               ===============

-------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $385,141,149 and 38,639,509 shares of
 beneficial interest
outstanding)                                              $ 9.97
 Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)
        $10.47
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$101,079,458
 and 10,134,641
 shares of beneficial interest
outstanding)                                    $ 9.97
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$27,897,557
 and 2,803,435 shares of beneficial interest
outstanding)                      $ 9.95

 See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003

-------------------------------------------------------------------------------
 Investment Income
 Interest                                                         $ 38,048,758
-------------------------------------------------------------------------------
 Expenses

 Management fees                                                     3,001,975
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               997,715
 Class B                                                             1,186,868
 Class C                                                               270,032
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               167,940
 Class B                                                                57,128
 Class C                                                                14,827
-------------------------------------------------------------------------------
 Interest expense                                                      515,373
-------------------------------------------------------------------------------
 Shareholder reports                                                   170,895
-------------------------------------------------------------------------------
 Custodian fees and expenses                                            25,123
-------------------------------------------------------------------------------
 Trustees' compensation                                                 24,336
-------------------------------------------------------------------------------
 Other                                                                  69,019

-------------
 Total expenses                                                      6,501,231
 Less reduction to custodian expenses
(3,999)

-------------
 Net expenses                                                        6,497,232

-------------------------------------------------------------------------------
 Net Investment Income                                              31,551,526

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                   24,391,797
-------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments
(60,092,630)

-------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations
$(4,149,307)

=============

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,
2003                2002
---------------------------------------------------------------------------------------------------

 Operations

 Net investment income                                            $
31,551,526        $ 26,954,856
---------------------------------------------------------------------------------------------------
 Net realized gain
24,391,797             108,424
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
(60,092,630)          4,867,158

---------------------------------
 Net increase (decrease) in net assets resulting from operations
(4,149,307)         31,930,438

---------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A
(22,799,725)        (19,848,864)
 Class B
(5,652,080)         (5,596,265)
 Class C
(1,298,059)           (921,160)
---------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A
686,685          18,134,224
 Class B
(20,852,100)         (9,686,856)
 Class C
4,701,867           6,669,760

---------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)
(49,362,719)         20,681,277
---------------------------------------------------------------------------------------------------
 Beginning of period
563,480,883         542,799,606

---------------------------------
 End of period [including undistributed
 (overdistributed) net investment income
 of $1,293,323 and $(508,339), respectively]
$514,118,164        $563,480,883

=================================

 See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2003

--------------------------------------------------------------------------------
 Cash Flows from Operating Activities

 Net decrease in net assets from operations                         $
(4,149,307)
-----------------------------------------------------------------------------------
 Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
 Purchase of investment securities
(372,111,901)
 Proceeds from disposition of investment securities
366,226,623
 Increase in interest receivable
(2,038,840)
 Decrease in receivable for securities sold
42,006,849
 Decrease in other assets
227,697
 Decrease in payable for securities purchased
(68,873,602)
 Increase in accrued expenses
68,835
 Amortization
(1,468,071)
 Realized gain on securities
(24,391,797)
 Unrealized depreciation on securities
60,092,630

---------------
 Net cash used in operating activities
(4,410,884)

-----------------------------------------------------------------------------------
 Cash Flows from Financing Activities

 Proceeds from issuance of debt
307,900,000
 Payments on outstanding debt
(261,100,000)
 Proceeds from shares sold
125,210,317
 Payment on shares redeemed
(159,048,135)
 Cash distributions paid
(11,375,594)

---------------
 Net cash provided by financing activities
1,586,588
-----------------------------------------------------------------------------------
 Net decrease in cash
(2,824,296)
-----------------------------------------------------------------------------------
 Cash, beginning balance
3,252,888

---------------
 Cash, ending balance               $428,592

===============

 See accompanying Notes to Financial Statements.
FINANCIAL HIGHLIGHTS

 Class A       Year Ended July 31                             2003
2002        2001         2000           1999
---------------------------------------------------------------------------------------------------------------------------

 Per Share Operating
Data

 Net asset value, beginning of period                        $10.60
$10.49      $10.11       $10.57         $10.92
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income                                          .63
..53         .53          .53            .53
 Net realized and unrealized gain (loss)                       (.66)
..10         .38         (.46)          (.35)

--------------------------------------------------------------
 Total from investment operations                              (.03)
..63         .91          .07            .18
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income                          (.60)
(.52)       (.53)        (.53)          (.53)
 Distributions from net realized gain                            --
--          --           --             --

--------------------------------------------------------------
 Total dividends and/or distributions

 to shareholders                                               (.60)
(.52)       (.53)        (.53)          (.53)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $ 9.97
$10.60      $10.49       $10.11         $10.57

==============================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           (0.57)%
6.20%       9.17%        0.86%          1.59%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $385,141
$409,689    $387,388     $270,494       $316,363
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $410,237
$398,651    $344,808     $283,025       $314,094
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                         5.88%
5.09%       5.08%        5.34%          4.79%
 Total expenses                                                0.96%
0.86%       0.88%        0.91%          0.91%
 Expenses after expense reimbursement or
fee
 waiver and reduction to custodian expenses                     N/A 3
0.86% 4     0.87% 4      0.91% 4        0.91% 4
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         63%
27%         20%          48%            35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

 See accompanying Notes to Financial Statements.

 Class B            Year Ended July 31                     2003
2002        2001         2000        1999
--------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $10.61      $
10.50     $ 10.11      $ 10.57     $ 10.92
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .55
..45         .45          .45         .45
 Net realized and unrealized gain (loss)                   (.68)
..10         .39         (.45)       (.35)

------------------------------------------------------------
 Total from investment operations                          (.13)
..55         .84           --         .10
-----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.51)
(.44)       (.45)        (.46)       (.45)

FINANCIAL HIGHLIGHTS  Continued

 Distributions from net realized gain                        --
--          --           --          --

------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.51)
(.44)       (.45)        (.46)       (.45)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.97
$10.61      $10.50       $10.11      $10.57

============================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       (1.42)%
5.39%       8.46%        0.10%       0.82%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $101,079
$128,857    $137,307     $105,393    $132,763
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $118,611
$132,685    $126,060     $113,936    $129,538
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     5.09%
4.32%       4.33%        4.57%       4.03%
 Total expenses                                            1.73%
1.62%       1.63%        1.67%       1.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 N/A 3       1.62%
4     1.62% 4      1.67% 4     1.67% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     63%
27%         20%          48%         35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

 See accompanying Notes to Financial Statements.

Class C            Year Ended July 31,                  2003
2002        2001        2000          1999
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                  $10.58     $ 10.48
$ 10.09     $ 10.55       $ 10.91
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .54
..46         .45         .45           .45
 Net realized and unrealized gain (loss)                 (.66)
..08         .39        (.45)         (.36)

------------------------------------------------------------
 Total from investment operations                        (.12)
..54         .84          --           .09
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.51)
(.44)       (.45)       (.46)         (.45)
 Distributions from net realized gain                      --
--          --          --            --

------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.51)
(.44)       (.45)       (.46)         (.45)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $9.95
$10.58      $10.48      $10.09        $10.55

============================================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     (1.33)%
5.31%       8.48%       0.10%         0.73%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $27,898     $24,936
$18,105     $12,659       $16,864
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $27,011     $21,775
$14,489     $14,424       $14,672
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.12%       4.33%
      4.32%       4.58%         4.03%
 Total expenses                                          1.73%
1.62%       1.63%       1.67%         1.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses               N/A 3      1.62%
4     1.62% 4     1.67% 4       1.67% 4
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   63%
27%         20%         48%           35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

 See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer California Municipal Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold
 at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes
A, B
 and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing
 price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the
 prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted
 securities) for which quotations are not readily available are valued primarily
 using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the
Board
 of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can
 take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time
 to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net
 asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of July 31, 2003, the Fund had entered into when-issued purchase commitments or forward commitments of $3,805,400.
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price
 of such securities is more volatile than comparable fixed rate securities.
The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $52,075,213 as of July 31, 2003.
Including
 the effect of leverage, inverse floaters represent 14.68% of the Fund's total assets as of July 31, 2003.
--------------------------------------------------------------------------------
 Security Credit Risk. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a
 specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any,
 to shareholders, therefore, no federal income or excise tax provision is required.
    The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

Net Unrealized

                                                                  Depreciation
              Undistributed         Undistributed
Accumulated            Based on Cost of
              Net Investment            Long-Term                   Loss
Securities for Federal
              Income                         Gain       Carryforward
1,2         Income Tax Purposes

---------------------------------------------------------------------------------------

              $2,024,937                      $--
$7,162,213                 $17,388,316

 1. As of July 31, 2003, the Fund had $7,162,213 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details
 of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009        $7,162,213

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund utilized $23,695,023 and $147,077, respectively, of capital loss carryforwards
 to offset capital gains realized in the respective fiscal year.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in
 which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

      To (From)                 To                                    Net
      Ordinary             Capital         Tax Return          Investment
      Income (Loss)           Loss         of Capital                Loss
      -------------------------------------------------------------------
      $--               $6,785,477                $--                 $--

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                          Year Ended            Year Ended
                                       July 31, 2003         July 31, 2002
      --------------------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends          $29,749,864           $26,366,289

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as
 of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to
 the tax deferral of losses or tax realization of financial statement unrealized
 gain or loss.

      Federal Tax Cost                             $563,768,378
                                                   =============

      Gross unrealized appreciation                $ 13,871,438
      Gross unrealized depreciation                 (31,259,754)
                                                   -------------
      Net unrealized depreciation                  $(17,388,316)
                                                   =============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2003, the Fund's projected benefit obligations were increased by
 $3,747 and payments of $7,907 were made to retired trustees, resulting in an accumulated liability of $92,554 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all
or
 a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not
 affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings
 on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    Year Ended July 31, 2003
Year Ended July 31, 2002
                                  Shares              Amount
Shares             Amount
-----------------------------------------------------------------------------------------------------

 Class A
 Sold                          8,766,917       $  91,812,775
7,969,918       $ 83,926,368
 Dividends and/or
 distributions reinvested      1,319,683          13,774,616
1,036,260         10,886,119
 Redeemed                    (10,095,373)       (104,900,706)
(7,279,698)       (76,678,263)

------------------------------------------------------------------------
 Net increase (decrease)          (8,773)      $     686,685
1,726,480       $ 18,134,224

========================================================================

-----------------------------------------------------------------------------------------------------
 Class B
 Sold                          1,596,238       $  16,769,161
1,764,818       $ 18,593,486
 Dividends and/or
 distributions reinvested        351,551           3,673,171
313,390          3,295,115
 Redeemed                     (3,961,809)        (41,294,432)
(3,009,598)       (31,575,457)

------------------------------------------------------------------------
 Net decrease                 (2,014,020)      $ (20,852,100)
(931,390)      $ (9,686,856)

========================================================================

-----------------------------------------------------------------------------------------------------
 Class C
 Sold                          1,603,845       $  16,628,381
1,120,468       $ 11,784,641
 Dividends and/or
 distributions reinvested         88,937             926,483
54,237            568,382
 Redeemed                     (1,245,225)        (12,852,997)
(546,880)        (5,683,263)

------------------------------------------------------------------------
 Net increase                    447,557       $   4,701,867
627,825       $  6,669,760

========================================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were
 $372,096,862 and $366,226,623, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an
 annual rate of 0.60% of the first $200 million of average annual net assets,
 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual
 net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of
 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
The
 Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $254,202 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc.
 (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Aggregate           Class A
Concessions       Concessions        Concessions
                           Front-End         Front-End        on Class
A        on Class B         on Class C
                       Sales Charges     Sales Charges
Shares            Shares             Shares
                          on Class A       Retained by       Advanced
by       Advanced by        Advanced by
 Year Ended                   Shares       Distributor     Distributor 1
Distributor 1      Distributor 1
-------------------------------------------------------------------------------------------------------------

 July 31, 2003              $782,068          $162,029
$35,397          $537,278           $141,244

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  Class A             Class B
Class C
                               Contingent          Contingent
Contingent
                                 Deferred            Deferred
Deferred
                            Sales Charges       Sales Charges        Sales
Charges
                              Retained by         Retained by
Retained by
 Year Ended                   Distributor         Distributor
Distributor
----------------------------------------------------------------------------------

 July 31, 2003                    $30,270            $432,617
$14,447

 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2003, expense under the
 Class A Plan totaled $997,715, all of which were paid by the Distributor to recipients, which included $36,442 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in
 any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

Distributor's

Distributor's           Aggregate

Aggregate        Unreimbursed

Unreimbursed       Expenses as %
                        Total Payments      Amount Retained
Expenses       of Net Assets
                            Under Plan       by Distributor         Under
Plan            of Class
--------------------------------------------------------------------------------------------------

 Class B Plan               $1,186,868             $918,465
$2,874,866              2.84%
 Class C Plan                  270,032               93,838
583,134              2.09

--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2003 was $32,788,175, which represents 6.38% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of
 securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of
 the average unutilized amount of the credit facility at a rate of 0.09% per annum.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 6. Bank Borrowings Continued
   The Fund had borrowings outstanding of $46,800,000 at July 31, 2003 at an interest rate of 1.75%. For the year ended July 31, 2003, the average monthly loan balance was $27,036,072 at an average daily interest rate of 1.963%. The
Fund had gross borrowings and gross loan repayments of $307,900,000 and
$261,100,000, respectively, during the year ended July 31, 2003. The maximum amount of borrowings outstanding at any month-end was $62,400,000. The Fund paid
commitment fees of $1,525 and interest of $513,098 during the year ended July
31, 2003.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the
 Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction. The dividends were
 derived from interest on municipal bonds and are not subject to federal income
 taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which
 the Fund votes proxies relating to securities ("portfolio proxies") held by the
 Fund. A description of the Fund's Portfolio Proxy Voting Policies and
 Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at
 www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
 31st of each year. The first such filing is due no later than August 31,
2004,
 for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the
Fund
 toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

SHAREHOLDER MEETING  Unaudited
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
On August 5, 2002, a special shareholder meeting was held at which all of the nominated Trustees were elected and all proposals were approved by shareholders
as described in the Fund's proxy statement for that meeting. The following is
a
report of the votes cast:
-------------------------------------------------------------------------------
Proposal No. 1
1. The eleven persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify:

Nominee                               For           Withheld
Total
--------------------------------------------------------------------------------
Leon Levy*                 27,066,091.008      1,045,112.956
28,111,203.964
Donald W. Spiro            27,080,849.652      1,030,354.312
28,111,203.964
John V. Murphy             27,063,052.002      1,048,151.962
28,111,203.964
Robert G. Galli            27,092,273.129      1,018,930.835
28,111,203.964
Phillip A. Griffiths       27,102,892.905      1,008,311.059
28,111,203.964
Benjamin Lipstein*         27,073,404.622      1,037,799.342
28,111,203.964
Elizabeth B. Moynihan*     27,073,863.445      1,037,340.519
28,111,203.964
Kenneth A. Randall         27,088,662.223      1,022,541.741
28,111,203.964
Edward V. Regan            27,089,817.687      1,021,386.277
28,111,203.964
Russell S. Reynolds, Jr.   27,087,062.000      1,024,141.964
28,111,203.964
Clayton K. Yeutter         27,087,015.239      1,024,188.725
28,111,203.964

*Messrs. Levy and Lipstein and Ms. Moynihan resigned from the Board of
Trustees
effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively.
Each
was elected at the above referenced meeting and served until their respective dates of resignation.

                                                                       Broker
               For              Against            Abstain
Non-Votes                Total
------------------------------------------------------------------------------------------------------

Proposal Nos. 2(a) through 2(i)
2(a)Eliminate the Fund's fundamental investment policy with respect to purchasing securities on margin:
    19,220,996.953        3,147,594.207      2,161,650.804
3,580,962.000       28,111,203.964
2(b)Amend the Fund's fundamental investment policy with respect to making short sales:
    19,405,229.205        2,838,501.331      2,286,511.428
3,580,962.000       28,111,203.964
2(c)Amend the Fund's fundamental investment policy with respect to purchasing real estate:
    20,528,397.537        1,917,905.319      2,083,939.108
3,580,962.000       28,111,203.964
2(d)Amend the Fund's fundamental investment policy with respect to purchasing securities of issuers in
    which officers or trustees have interest:
    18,877,423.957        3,360,317.807      2,292,500.200
3,580,962.000       28,111,203.964
2(e)Amend the Fund's fundamental investment policy with respect to industry concentration:
    19,945,528.493        2,105,390.637      2,479,322.834
3,580,962.000       28,111,203.964
2(f)Amend the Fund's fundamental investment policy with respect to investing in
    other investment companies:
    19,562,664.971        2,595,062.300      2,372,514.693
3,580,962.000       28,111,203.964
2(g)Amend the Fund's fundamental investment policy with respect to borrowing:
    18,906,534.502        3,208,804.930      2,414,902.532
3,580,962.000       28,111,203.964
2(h)Amend the Fund's fundamental investment policy with respect to pledging, mortgaging or
    hypothecating assets:
    19,080,677.333        2,902,181.464      2,547,383.167
3,580,962.000       28,111,203.964
2(i)Amend the Fund's fundamental investment policy with respect to lending:
    19,653,734.820        2,479,818.881      2,396,688.263
3,580,962.000       28,111,203.964

SHAREHOLDER MEETING  Unaudited / Continued
--------------------------------------------------------------------------------
                                                               Broker
               For          Against          Abstain
Non-Votes           Total
-----------------------------------------------------------------------------------

 Proposal Nos. 3(a) through 3(d)
 3. Approval of authorizing the Fund's Trustees to adopt an Amended and
Restated
 Declaration of Trust:
 (a)Future amendments of the Declaration of Trust:
    19,978,722.474    2,003,251.687    2,548,267.803    3,580,962.000
28,111,203.964
 (b)Reorganization of the Trust or its series or class:
    20,123,581.000    1,817,515.944    2,589,145.020    3,580,962.000
28,111,203.964
 (c)Involuntary redemptions:
    19,361,459.758    2,403,050.437    2,765,731.769    3,580,962.000
28,111,203.964
 (d)Other changes under the new Declaration of Trust:
    19,814,391.963    1,809,515.822    2,906,334.179    3,580,962.000
28,111,203.964

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa:  Bonds  rated  "Aaa" are  judged to be the best  quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are  protected by a large or by an exceptionally  stable margin and principal is secure. While the various  protective  elements  are likely to change,  the changes  that can be expected  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa:  Bonds  rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group,  they  comprise  what are  generally  known as high-grade  bonds. They are rated lower than the best bonds because margins of protection  may not be as large  as with  Aaa  securities  or  fluctuation  of protective  elements  may be of  greater  amplitude  or  there  may  be  other elements  present which make the long-term  risk appear  somewhat  larger than the of risk "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered  as  upper-medium-grade  obligations.  Factors  giving  security to principal  and  interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations;  that is, they are  neither  highly  protected  nor poorly  secured.  Interest  payments  and principal  security  appear  adequate  for the present but certain  protective elements  may be  lacking  or may be  characteristically  unreliable  over any great length of time. Such bonds lack outstanding  investment  characteristics and have speculative characteristics as well.

Ba:  Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be  considered  well-assured.  Often the  protection  of  interest  and principal  payments  may be very  moderate  and thereby  not well  safeguarded during  both good and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B:  Bonds  rated  "B"  generally   lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there  may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest  class of rated bonds and can be regarded as having  extremely  poor  prospects  of  ever  attaining  any  real  investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1,  2,  and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier "1" indicates  that the obligation  ranks  in the  higher  end of its  generic  rating  category;  the modifier "2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term  obligations that are investment grade.
Short-term  speculative  obligations  are  designated  "SG." For variable rate demand  obligations,  a  two-component  rating is  assigned.  The first  (MIG)
element  represents an evaluation by Moody's of the degree of risk  associated with  scheduled  principal and interest  payments.  The second  element (VMIG)
represents  an  evaluation  of the degree of risk  associated  with the demand feature.

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection  may be narrow,  and market access for  refinancing is likely to be less well established.

SG:  Denotes  speculative-grade  credit  quality.  Debt  instruments  in  this category may lack margins of protection.

Standard & Poor's Rating  Services,  a division of the McGraw-Hill  Companies,
Inc. ("Standard & Poor's")

------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

Obligations  rated  "BB",  "B",  "CCC",  "CC" and "C" are  regarded  as having significant  speculative  characteristics.  "BB" indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality  and  protective  characteristics,  these may be  outweighed  by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other  speculative issues.  However,  these face  major  ongoing  uncertainties  or  exposure  to adverse business,  financial, or economic conditions,  which could lead to the obligor's  inadequate  capacity  to  meet  its  financial  commitment  on  the obligation.

B: Bonds rated "B" are more  vulnerable to nonpayment than  obligations  rated
"BB,"  but the  obligor  currently  has the  capacity  to meet  its  financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C:  The "C"  rating  may be  used to  cover  a  situation  where a  bankruptcy petition  has been filed or similar  action has been  taken,  but  payments on this obligation are being continued.

D: Bonds  rated "D" are in payment  default.  The "D" rating  category is used when  payments  on an  obligation  are not  made on the  date  due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity to pay principal  and  interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.
SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings
------------------------------------------------------------------------------

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers
        --------------------------------------------------------------

In certain cases,  the initial sales charge that applies to purchases of Class
A shares1 of the  Oppenheimer  funds or the  contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because  of the  economies  of  sales  efforts  realized  by  OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"),  or by dealers or other  financial  institutions  that offer those  shares to certain classes of investors.

Not  all  waivers  apply  to all  funds.  For  example,  waivers  relating  to
Retirement Plans do not apply to Oppenheimer  municipal funds,  because shares of those funds are not  available  for purchase by or on behalf of  retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described below and in the Prospectus and Statement of Additional  Information of the applicable  Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans  qualified  under Sections  401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual  Retirement  Accounts ("IRAs"),  including  traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these provisions as to the  applicability of a special arrangement  or waiver in a particular  case is in the sole  discretion of the
Distributor  or the  transfer  agent  (referred  to in  this  document  as the
"Transfer  Agent") of the  particular  Oppenheimer  fund.  These  waivers  and special  arrangements may be amended or terminated at any time by a particular fund, the  Distributor,  and/or  OppenheimerFunds,  Inc.  (referred to in this document as the "Manager").

Waivers  that apply at the time shares are  redeemed  must be requested by the shareholder and/or dealer in the redemption request.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

------------------------------------------------------------------------------

Purchases  of Class A Shares of  Oppenheimer  Funds  That Are Not  Subject  to
Initial  Sales  Charge but May Be Subject to the Class A  Contingent  Deferred
Sales Charge (unless a waiver applies).

      There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.  However,  these purchases may be subject to the Class A  contingent  deferred  sales  charge if redeemed within 18 months  (24  months in the case of  Oppenheimer  Rochester  National
Municipals  and Rochester  Fund  Municipals)  of the beginning of the calendar month of their  purchase,  as  described  in the  Prospectus  (unless a waiver
described   elsewhere   in  this   Appendix   applies   to  the   redemption).
Additionally,  on shares purchased under these waivers that are subject to the
Class A  contingent  deferred  sales  charge,  the  Distributor  will  pay the applicable  concession  described in the Prospectus  under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a  contingent deferred  sales charge prior to March 1, 2001.  That  included  plans
         (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000 or more, 2) had at the time of purchase 100 or more eligible  employees  or total plan assets of $500,000 or more,  or 3)
         certified  to the  Distributor  that it  projects to have annual plan purchases of $200,000 or more.
      Purchases  by  an   OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
         1) through a broker,  dealer,  bank or registered  investment adviser that has made special  arrangements with the Distributor for those purchases, or
         2) by  a  direct   rollover  of  a  distribution   from  a  qualified
            Retirement  Plan  if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.
      Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:
         1) The record  keeping is performed by Merrill  Lynch Pierce Fenner &
            Smith,  Inc.  ("Merrill Lynch") on a daily valuation basis for the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping  service  agreement  with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested in (a) mutual funds,  other  than those  advised  or  managed  by Merrill  Lynch
            Investment  Management,  L.P.  ("MLIM"),  that are made  available under a Service  Agreement  between  Merrill  Lynch and the mutual
            fund's  principal  underwriter  or  distributor,   and  (b)  funds
            advised or managed  by MLIM (the  funds  described  in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record  keeping  for the  Retirement  Plan is  performed  on a daily  valuation  basis  by a record  keeper  whose  services  are provided  under a contract or  arrangement  between the Retirement
            Plan and Merrill  Lynch.  On the date the plan  sponsor  signs the record keeping  service  agreement  with Merrill  Lynch,  the Plan must  have $3  million  or more of its  assets  (excluding  assets
            invested  in  money   market   funds)   invested   in   Applicable
            Investments.
         3) The  record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch  and on the date the plan sponsor  signs that  agreement,  the Plan has 500 or more eligible employees  (as  determined  by the Merrill  Lynch plan  conversion manager).

Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------------------------------------------------

A. Waivers of Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares  purchased by the  following  investors  are not subject to any
Class A sales charges (and no concessions  are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families")  of  the  Fund,  the  Manager  and  its affiliates,  and  retirement  plans  established  by them  for  their employees.  The term  "immediate  family"  refers  to  one's  spouse,
         children,  grandchildren,   grandparents,   parents,  parents-in-law,
         brothers  and  sisters,  sons-  and  daughters-in-law,   a  sibling's
         spouse,  a spouse's  siblings,  aunts,  uncles,  nieces and  nephews;
         relatives  by virtue of a  remarriage  (step-children,  step-parents, etc.) are included.
      Registered  management  investment  companies,  or separate  accounts of insurance  companies  having an  agreement  with the  Manager  or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees.
      Employees and registered  representatives (and their spouses) of dealers or  brokers  described  above or  financial  institutions  that  have entered  into sales  arrangements  with such  dealers or brokers (and which  are  identified  as  such  to the  Distributor)  or  with  the
         Distributor.  The purchaser  must certify to the  Distributor  at the time  of  purchase  that  the  purchase  is for the  purchaser's  own account  (or for the  benefit  of such  employee's  spouse  or  minor children).
      Dealers,  brokers,  banks or  registered  investment  advisors that have
         entered   into  an   agreement   with   the   Distributor   providing
         specifically  for  the  use of  shares  of  the  Fund  in  particular investment  products made available to their  clients.  Those clients may be charged a  transaction  fee by their dealer,  broker,  bank or advisor for the purchase or sale of Fund shares.
      Investment  advisors  and  financial  planners  who have entered into an agreement  for this  purpose with the  Distributor  and who charge an advisory,  consulting or other fee for their  services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary that has made special  arrangements  with the  Distributor  for those purchases.
      Clients of investment  advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also purchase  shares without sales charge but only if their  accounts are linked to a master  account of their  investment  advisor  or  financial  planner  on the  books and records of the broker,  agent or  financial  intermediary  with which the  Distributor  has made such special  arrangements . Each of these investors  may be  charged a fee by the  broker,  agent or  financial intermediary for purchasing shares.
      Directors,  trustees,  officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other  benefit  plan which  beneficially  owns  shares for those persons.
      Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the
         investment   advisor  (the   Distributor  must  be  advised  of  this
         arrangement)  and  persons  who  are  directors  or  trustees  of the company or trust which is the beneficial owner of such accounts.
      A unit investment  trust that has entered into an appropriate  agreement with the Distributor.
      Dealers,  brokers,  banks, or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell shares to defined contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement  Plans and  deferred  compensation  plans and trusts  used to fund those plans (including,  for example, plans qualified or created under sections 401(a),  401(k), 403(b) or 457 of the Internal Revenue
         Code),  in each case if those  purchases  are made  through a broker,
         agent  or  other  financial   intermediary   that  has  made  special
         arrangements with the Distributor for those purchases.
      A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for Value
         Advisors)  whose  Class B or Class C shares  of a  Former  Quest  for
         Value Fund were  exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000  program on November
         24, 1995.
      A qualified  Retirement  Plan that had agreed with the former  Quest for
         Value  Advisors  to  purchase  shares of any of the Former  Quest for
         Value Funds at net asset  value,  with such shares to be held through
         DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that
         arrangement  was   consummated  and  share  purchases   commenced  by
         December 31, 1996.

B. Waivers  of  Initial  and  Contingent  Deferred  Sales  Charges  in Certain
Transactions.

Class A shares  issued or  purchased  in the  following  transactions  are not subject to sales charges (and no  concessions  are paid by the  Distributor on such purchases):
      Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
      Shares   purchased   by  the   reinvestment   of   dividends   or  other
         distributions  reinvested  from the Fund or other  Oppenheimer  funds
         (other than Oppenheimer Cash Reserves) or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.
      Shares  purchased  through  a  broker-dealer  that  has  entered  into a
         special   agreement  with  the  Distributor  to  allow  the  broker's customers to purchase and pay for shares of  Oppenheimer  funds using the  proceeds  of shares  redeemed in the prior 30 days from a mutual fund  (other  than  a  fund  managed  by  the  Manager  or any of its
         subsidiaries)   on  which  an  initial  sales  charge  or  contingent
         deferred  sales  charge was paid.  This waiver also applies to shares purchased  by exchange of shares of  Oppenheimer  Money  Market Fund,
         Inc.  that were  purchased  and paid for in this manner.  This waiver must be  requested  when the  purchase  order is placed for shares of the Fund, and the Distributor may require  evidence of  qualification for this waiver.
      Shares  purchased with the proceeds of maturing  principal  units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares   purchased  by  the   reinvestment   of  loan  repayments  by  a
         participant  in a  Retirement  Plan  for  which  the  Manager  or  an affiliate acts as sponsor.

C. Waivers  of the  Class A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A  contingent  deferred  sales  charge is also waived if shares that would  otherwise  be  subject  to the  contingent  deferred  sales  charge are redeemed in the following cases:
      To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans,  deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following  the death or  disability  (as  defined in the  Internal
            Revenue  Code) of the  participant  or  beneficiary.  The death or
            disability  must  occur  after  the   participant's   account  was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a  Qualified  Domestic  Relations  Order,  as defined in the
            Internal  Revenue  Code,  or, in the case of an IRA,  a divorce or separation  agreement  described in Section  71(b) of the Internal
            Revenue Code.
         6) To meet the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
         7) To make  "substantially  equal periodic  payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by  the  Manager  or a
            subsidiary   of  the   Manager)  if  the  plan  has  made  special
            arrangements with the Distributor.
         11)      Plan  termination  or  "in-service  distributions,"  if  the
            redemption    proceeds   are   rolled   over    directly   to   an
            OppenheimerFunds-sponsored IRA.
      For  distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special  agreement with the Distributor  allowing this waiver.
      For  distributions  from retirement  plans that have $10 million or more in plan assets and that have  entered into a special  agreement  with the Distributor.
      For  distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers, financial advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.

Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales  charges will not be applied to shares  purchased in certain types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N  contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:
      Shares  redeemed  involuntarily,  as described in  "Shareholder  Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions  from accounts  other than  Retirement  Plans  following the death or disability of the last surviving  shareholder.  The death or disability must have occurred after the account was established,  and for  disability  you must  provide  evidence  of a  determination  of disability by the Social Security Administration.
      The   contingent   deferred  sales  charges  are  generally  not  waived
         following  the death or  disability  of a grantor  or  trustee  for a trust  account.  The  contingent  deferred sales charges will only be waived in the  limited  case of the death of the trustee of a grantor trust or  revocable  living  trust for which the  trustee is also the sole  beneficiary.  The death or disability  must have occurred after the account was  established,  and for  disability  you must  provide evidence of a  determination  of  disability  by the Social  Security
         Administration.
      Distributions  from accounts for which the  broker-dealer  of record has entered into a special  agreement with the Distributor  allowing this waiver.
      Redemptions  of Class B shares held by  Retirement  Plans whose  records are  maintained  on a daily  valuation  basis by Merrill  Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S.  Government Trust from accounts of clients of financial  institutions that have entered into a special arrangement with the Distributor for this purpose.
      Redemptions  requested in writing by a Retirement  Plan sponsor of Class
         C shares of an  Oppenheimer  fund in amounts of  $500,000 or more and made more than 12 months after the  Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
      Distributions8 from  Retirement  Plans or other  employee  benefit plans for any of the following purposes:
         1) Following  the death or  disability  (as  defined in the  Internal
            Revenue  Code) of the  participant  or  beneficiary.  The death or
            disability  must  occur  after  the   participant's   account  was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To  make   distributions   required  under  a  Qualified  Domestic
            Relations  Order  or,  in  the  case  of  an  IRA,  a  divorce  or separation  agreement  described in Section  71(b) of the Internal
            Revenue Code.
         6) To meet the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
         7) To make  "substantially  equal periodic  payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by  the  Manager  or a subsidiary of the Manager)  offered as an  investment  option in a
            Retirement  Plan if the plan has made  special  arrangements  with the Distributor.
         11)      Distributions  made  on  account  of a plan  termination  or
            "in-service" distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For  distributions  from a  participant's  account  under an
            Automatic  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the  aggregate  value  of the  distributions  does  not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic  Withdrawal
            Plan  for  an  account  other  than  a  Retirement  Plan,  if  the aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For   distributions   from   401(k)   plans   sponsored   by
            broker-dealers  that have entered into a special  arrangement with the Distributor allowing this waiver.
      Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
         Withdrawal  Plan from an account other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered  management  investment  companies or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.

      Shares  sold to  present  or former  officers,  directors,  trustees  or employees  (and  their  "immediate  families"  as  defined  above  in
         Section  I.A.)  of the  Fund,  the  Manager  and its  affiliates  and retirement plans established by them for their employees.

Special Sales Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer
      Funds Who Were Shareholders of Former Quest for Value Funds

------------------------------------------------------------------------------

The initial and  contingent  deferred sales charge rates and waivers for Class
A, Class B and Class C shares  described  in the  Prospectus  or  Statement of
Additional  Information  of the  Oppenheimer  funds are  modified as described below for certain persons who were  shareholders of the former Quest for Value
Funds. To be eligible,  those persons must have been  shareholders on November
24, 1995, when  OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer  Small  Cap  Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer    Quest    Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These  arrangements  also apply to  shareholders  of the following funds when  they  merged  (were  reorganized)  into  various  Oppenheimer  funds  on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest   for   Value   New   York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest      for     Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest     for     Value     California
   Tax-Exempt Fund

      All of the funds listed  above are  referred to in this  Appendix as the
"Former  Quest for  Value  Funds."  The  waivers  of  initial  and  contingent deferred  sales  charges  described  in this  Appendix  apply to  shares of an
Oppenheimer fund that are either:
      acquired  by such  shareholder  pursuant  to an exchange of shares of an
         Oppenheimer  fund that was one of the Former  Quest for Value  Funds,
         or
      purchased  by  such   shareholder  by  exchange  of  shares  of  another
         Oppenheimer fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases  by Groups  and  Associations.  The  following  table sets forth the initial  sales  charge  rates  for  Class A shares  purchased  by  members  of
"Associations"  formed for any purpose other than the purchase of  securities.
The rates in the table apply if that  Association  purchased  shares of any of the Former  Quest for Value  Funds or  received a proposal  to  purchase  such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                      Initial       Sales Initial  Sales  Charge Concession  as
Number  of   Eligible Charge  as  a %  of as a % of  Net  Amount % of  Offering
Employees or Members  Offering Price      Invested               Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

9 or Fewer            2.50%               2.56%                  2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not 2.00%               2.04%                  1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by  Associations  having 50 or more eligible  employees or members,  there is no initial sales charge on purchases of Class A shares, but those  shares are  subject to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

      Purchases  made under this  arrangement  qualify for the lower of either the sales  charge  rate in the table  based on the  number  of  members  of an
Association,  or the  sales  charge  rate  that  applies  under  the  Right of
Accumulation  described in the applicable  fund's  Prospectus and Statement of
Additional  Information.  Individuals  who qualify under this  arrangement for reduced  sales  charge  rates as members  of  Associations  also may  purchase shares for their  individual  or  custodial  accounts at these  reduced  sales charge rates, upon request to the Distributor.

      Waiver  of  Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased by the  following  investors  are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders  who  were  shareholders  of the AMA  Family  of  Funds  on
            February  28,  1991 and who  acquired  shares of any of the Former
            Quest for Value Funds by merger of a  portfolio  of the AMA Family of Funds.
o     Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

            Waiver of Class A  Contingent  Deferred  Sales  Charge in  Certain
Transactions.  The Class A contingent  deferred sales charge will not apply to redemptions  of Class A shares  purchased by the following  investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased  Class A shares from a dealer that is or was not permitted to receive a sales load or  redemption  fee imposed on a shareholder with  whom that  dealer  has a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for  Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following cases,  the contingent  deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer  fund. The shares must have been  acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer  fund that was a Former Quest for Value Fund or into which such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals  under an  automatic  withdrawal  plan  holding  only either
            Class B or  Class C  shares  if the  annual  withdrawal  does  not exceed 10% of the  initial  value of the account  value,  adjusted annually, and
o     liquidation of a shareholder's  account if the aggregate net asset value of shares  held in the account is less than the  required  minimum value of such accounts.

            Waivers for  Redemptions of Shares  Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following  cases,  the  contingent deferred  sales charge will be waived for  redemptions  of Class A, Class B or
Class C shares of an  Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange  from an Oppenheimer  fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged.  Those shares must have been  purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions  following the death or disability of the shareholder(s) (as evidenced  by a  determination  of  total  disability  by the U.S.
            Social Security Administration);
o     withdrawals under an automatic  withdrawal plan (but only for Class B or
            Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's  account if the aggregate net asset value of shares  held in the account is less than the  required  minimum account value.

      A  shareholder's  account  will  be  credited  with  the  amount  of any contingent  deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the  Oppenheimer  fund described in this section if the proceeds  are  invested  in the same  Class of shares in that fund or  another
Oppenheimer fund within 90 days after redemption.

   Special  Sales  Charge   Arrangements   for   Shareholders   of  Certain
      Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut   Mutual
      Investment Accounts, Inc.

---------------------------------------------------------------------------

The initial and contingent  deferred sale charge rates and waivers for Class A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are  modified  as  described  below  for  those  Fund  shareholders  who  were shareholders of the following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on March 1,  1996,  when  OppenheimerFunds,  Inc.  became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut   Mutual   Total  Return
   Account
   Connecticut Mutual Government Securities Account   CMIA   LifeSpan    Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent  Deferred  Sales Charge.  Certain  shareholders  of a
Fund and the other  Former  Connecticut  Mutual Funds are entitled to continue to make  additional  purchases of Class A shares at net asset value  without a
Class A initial sales charge,  but subject to the Class A contingent  deferred sales  charge that was in effect  prior to March 18, 1996 (the "prior  Class A
CDSC").  Under the prior  Class A CDSC,  if any of those  shares are  redeemed within one year of purchase,  they will be assessed a 1%  contingent  deferred sales  charge on an amount  equal to the current  market value or the original purchase price of the shares sold,  whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons  whose  purchases  of Class A shares  of a Fund and  other
            Former  Connecticut  Mutual Funds were $500,000 prior to March 18,
            1996,  as a result of direct  purchases or  purchases  pursuant to
            the  Fund's   policies   on  Combined   Purchases   or  Rights  of
            Accumulation,  who still hold  those  shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose  intended  purchases  under a Statement of Intention entered  into prior to March 18,  1996,  with the  former  general distributor  of the Former  Connecticut  Mutual  Funds to purchase shares valued at $500,000 or more over a 13-month  period entitled those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

      Any of the  Class A shares of a Fund and the  other  Former  Connecticut
Mutual  Funds that were  purchased at net asset value prior to March 18, 1996, remain  subject to the prior  Class A CDSC,  or if any  additional  shares are
purchased  by  those   shareholders  at  net  asset  value  pursuant  to  this
arrangement they will be subject to the prior Class A CDSC.

            Class A Sales Charge Waivers.  Additional Class A shares of a Fund may be purchased  without a sales charge, by a person who was in one (or more)
of the  categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser,  provided the total initial amount  invested in the
            Fund or any one or more of the  Former  Connecticut  Mutual  Funds totaled $500,000 or more,  including  investments made pursuant to the  Combined  Purchases,  Statement  of  Intention  and Rights of
            Accumulation  features  available  at  the  time  of  the  initial purchase and such  investment  is still held in one or more of the
            Former  Connecticut  Mutual  Funds or a Fund into  which such Fund merged;
         2) any  participant  in a  qualified  plan,  provided  that the total initial  amount  invested  by the  plan in the  Fund or any one or more of the Former  Connecticut  Mutual Funds totaled  $500,000 or more;
         3) Directors   of  the  Fund  or  any  one  or  more  of  the  Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee  benefit plans sponsored by Connecticut  Mutual Financial
            Services,  L.L.C.  ("CMFS"),  the prior  distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more  members  of a group of at least  1,000  persons  (and persons  who are  retirees  from such  group)  engaged in a common business,  profession,  civic  or  charitable  endeavor  or  other activity,  and the  spouses and minor  dependent  children of such persons,  pursuant to a marketing  program  between  CMFS and such group; and
         6) an  institution  acting as a fiduciary on behalf of an  individual or individuals,  if such  institution was directly  compensated by the  individual(s)  for recommending the purchase of the shares of the  Fund  or any one or more  of the  Former  Connecticut  Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases  of Class A shares  made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former  Connecticut  Mutual Funds described above.

      Additionally,  Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract issued in New York State by Connecticut  Mutual Life Insurance  Company  through the Panorama  Separate
Account which is beyond the applicable  surrender  charge period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the  Prospectus  and in this Appendix, above, the contingent  deferred sales charge will be waived for redemptions of
Class A and  Class B  shares  of a Fund  and  exchanges  of Class A or Class B shares  of a Fund  into  Class A or  Class B shares  of a  Former  Connecticut
Mutual  Fund  provided  that the  Class A or Class B shares  of the Fund to be redeemed or exchanged  were (i) acquired  prior to March 18, 1996 or (ii) were acquired by exchange from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for   retirement   distributions   (or   loans)   to   participants   or
      beneficiaries  from retirement  plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;
   5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or agency  thereof,  that is prohibited by applicable  investment laws from paying a sales charge or concession  in connection  with the purchase of shares of any registered investment management company;
   6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue of a merger, acquisition or similar reorganization transaction;
   7) in  connection  with  the  Fund's  right  to  involuntarily   redeem  or
      liquidate the Fund;
   8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement  plan  accounts  pursuant to an  Automatic
      Withdrawal  Plan but limited to no more than 12% of the  original  value annually; or
   9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures  set forth in the Fund's  Articles  of  Incorporation,  or as adopted by the Board of Directors of the Fund.

Special  Reduced  Sales  Charge for  Former  Shareholders  of Advance  America
      Funds, Inc.

------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer U.S. Government
Trust,  Oppenheimer  Strategic Income Fund and Oppenheimer Capital Income Fund
who  acquired  (and  still  hold)  shares  of those  funds as a result  of the
reorganization   of  series  of  Advance   America  Funds,   Inc.  into  those
Oppenheimer  funds on October 18, 1991, and who held shares of Advance America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

Sales  Charge   Waivers  on  Purchases  of  Class  M  Shares  of   Oppenheimer
      Convertible Securities Fund

------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this section) may sell Class M shares at net asset value  without any initial sales charge to the classes of investors  listed below who, prior to March 11, 1996, owned  shares  of the  Fund's  then-existing  Class A and  were  permitted  to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,
      present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families"  as defined in the Fund's  Statement  of
         Additional  Information) of the Fund, the Manager and its affiliates, and  retirement  plans  established  by them or the prior  investment advisor of the Fund for their employees,
      registered  management  investment  companies  or  separate  accounts of insurance  companies  that had an  agreement  with the  Fund's  prior investment advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with the Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees,
      employees and registered  representatives (and their spouses) of dealers
         or  brokers   described  in  the   preceding   section  or  financial
         institutions  that have  entered into sales  arrangements  with those dealers  or  brokers  (and  whose  identity  is  made  known  to  the
         Distributor)  or with  the  Distributor,  but  only if the  purchaser certifies  to the  Distributor  at the  time  of  purchase  that  the purchaser meets these qualifications,
      dealers,  brokers,  or registered  investment  advisors that had entered into an agreement with the  Distributor  or the prior  distributor of the Fund specifically  providing for the use of Class M shares of the
         Fund  in  specific   investment  products  made  available  to  their
         clients, and
      dealers,  brokers or  registered  investment  advisors  that had entered into an agreement with the  Distributor  or prior  distributor of the
         Fund's  shares  to  sell  shares  to  defined  contribution  employee retirement plans for which the dealer,  broker, or investment advisor provides administrative services.

Oppenheimer California Municipal Fund

Internet Website
     www.oppenheimerfunds.com
     ------------------------

Investment Advisor
     OppenheimerFunds, Inc.
     498 Seventh Avenue
     New York, New York 10018

Distributor
     OppenheimerFunds Distributor, Inc.
     498 Seventh Avenue
     New York, New York 10018

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Counsel to the Funds
     Myer, Swanson, Adams & Wolf, PC
     1600 Broadway
     Denver, CO 80202

Counsel to the Independent Trustees
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019
1234
PX790.0903

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)  Amended and  Restated  Declaration  of Trust dated June 7, 2002:  Previously
filed  with   Registrant's   Post-Effective   Amendment   No.  22  (9/20/02)  and
incorporated herein by reference.

(b)   (i)  Amended  and  Restated   By-Laws   dated  as  of  December  14,  2000:
Previously  filed with  Registrant's  Post-Effective  Amendment No. 20 (11/23/01)
and incorporated herein by reference.

(c)  (i)   Specimen   Class   A  Share   Certificate:   Previously   filed   with
Registrant's  Post-Effective  Amendment No. 20 (11/23/01) and incorporated herein by reference.

     (ii)   Specimen   Class  B  Share   Certificate:   Previously   filed   with
Registrant's  Post-Effective  Amendment No. 20 (11/23/01) and incorporated herein by reference.

     (iii)   Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 20 (11/23/01) and incorporated herein by reference.

(d)   Investment  Advisory  Agreement  dated October 22, 1990:  Previously  filed
with  Post-Effective  Amendment  No.  3  (2/28/91),   refiled  with  Registrant's
Post-Effective  Amendment  No. 10  (4/25/95)  pursuant to Item 102 of  Regulation
S-T and incorporated herein by reference.

(e)   (i)   General  Distributor's  Agreement dated December 10, 1992: Previously filed with Registrant's  Post-Effective  Amendment No. 6 (4/28/93),  refiled with
Registrant's  Post-Effective  Amendment No. 10 (4/25/95)  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Pre-Effective  Amendment  No.  45  to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (f)   (i)  Amended  and  Reinstated   Retirement  Plan  for  Non-Interested
Trustees   or   Directors   dated   August  9,   2001:   Previously   filed  with
Post-Effective  Amendment  No. 34 to the  Registration  Statement of  Oppenheimer
Gold & Special  Minerals Fund (Reg.  No.  2-82590),  10/25/01,  and  incorporated herein by reference.

      (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors:   Filed  with   Post-Effective   Amendment   No.  26  to  the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.
2-82590), 10/28/98, and incorporated by reference.

(g)   (i)  Amendment  dated  December  6, 2002 to the Global  Custodial  Services
Agreement  dated May 3, 2001 between  Registrant and Citibank,  N.A.:  Previously filed with the Initial  Registration  Statement of Oppenheimer  Total Return Bond
Fund (Reg. No. 333-101878), 12/16/02, and incorporated herein by reference.

      (ii)  Global  Custodial  Services  Agreement  dated  May  3,  2001  between
Registrant and Citibank,  N.A.:  Previously filed with  Post-Effective  Amendment
No. 33 to the  Registration  Statement of Centennial Money Market Trust (Reg. No.
2-65245), 10/25/01, and incorporated herein by reference.

      (iii) Amended and Restated  Foreign  Custody  Manager  Agreement  dated May
31,  2001  between   Registrant  and  Citibank,   N.A.:   Previously  filed  with
Pre-Effective  Amendment  No.  1 to the  Registration  Statement  of  Oppenheimer
Total Return Bond Fund (Reg. No.  333-101878),  2/11/03,  and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel  dated  October 6, 1988:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1 to  Registrant's  Registration
Statement (10/7/88),  refiled with Registrant's  Post-Effective Amendment No. 10,
(4/25/95)  pursuant  to Item 102 of  Regulation  S-T and  incorporated  herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment   Letter  from   OppenheimerFunds,   Inc.  to  Registrant  dated
September 7, 1988:  Previously filed with Registrant's  Post-Effective  Amendment
No. 17 (11/24/98), and incorporated herein by reference.

(m)   (i)   Service  Plan and  Agreement  for Class A shares dated June 10, 1993:
Previously  filed with  Registrant's  Post-Effective  Amendment  No. 8 (4/29/94),
and incorporated herein by reference.

      (ii)  Distribution  and  Service  Plan  and  Agreement  for  Class B shares dated  February  12,  1998:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 17, (11/24/98).

      (iii) Distribution  and  Service  Plan  and  Agreement  for  Class C shares dated  February  12,  1998:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 17 (11/24/98), and incorporated herein by reference.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
10/22/02:   Previously  filed  with  Post-Effective   Amendment  No.  22  to  the
Registration  Statement  of  Oppenheimer  Global  Growth & Income Fund (Reg.  No.
33-33799), 11/20/02, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all  Trustees/Directors  and Principal  Officers
except  for  Joel  W.  Motley  and  John V.  Murphy  (including  Certified  Board
Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No.  1  to  the
Registration   Statement  of   Oppenheimer   Emerging   Growth  Fund  (Reg.   No.
333-44176), 10/5/00, and incorporated herein by reference.

      (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of Oppenheimer U.S.  Government Trust (Reg. No. 2-76645),
10/22/01, and incorporated herein by reference.

      (iii)  Power of  Attorney  for Joel W. Motley  (including  Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  8  to  the
Registration  Statement of  Oppenheimer  International  Small  Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p)   Amended and Restated  Code of Ethics of the  Oppenheimer  Funds dated March
15,  2002 under  Rule 17j-1 of the  Investment  Company  Act of 1940:  Previously
filed with  Post-Effective  Amendment  No. 29 to the  Registration  Statement  of
Oppenheimer Discovery Fund (Reg. No. 33-371),  11/21/02,  and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed  as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.
      Insofar as  indemnification  for  liabilities  arising under the Securities
Act of 1933 may be  permitted to trustees,  officers and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such indemnification  is against  public policy as expressed in the  Securities Act of
1933  and  is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
indemnification  against such  liabilities  (other than the payment by Registrant of  expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is asserted  by such  trustee,  officer  or  controlling  person,  Registrant  will, unless in the opinion of its counsel the matter has been  settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question  whether such  indemnification  by it  is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and  certain  subsidiaries  and  affiliates  act in the  same  capacity  to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below   information   as  to  any  other   business,
profession,  vocation  or  employment  of a  substantial  nature  in  which  each officer and  director  of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account  or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary   of   OppenheimerFunds,   Distributor,
Vice President & Secretary     Inc.,  Centennial Asset  Management  Corporation,
                               Oppenheimer    Partnership    Holdings,     Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder  Services,  Inc.,  HarbourView  Asset
                               Management Corporation,  OFI Private Investments,
                               Inc., OFI Institutional  Asset  Management,  Inc.
                               and  OppenheimerFunds  Legacy Program;  Assistant
                               Secretary of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant  Vice  President of  HarbourView  Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly  President of Lorac  Technologies,  Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly  a  Marketing   Manager  with   Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly   Director  of  technology  for  Sapient
Assistant Vice President       Corporation (July, 2000-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly  senior  analyst/director  for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice  President of HarbourView  Asset  Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate  with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly  an  Assistant   Vice   President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment  Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds,  Distributor,
Vice President, Senior Counsel Inc. and of  Oppenheimer  Real Asset  Management,
                               Inc.;  Vice  President,  Assistant  Secretary and
                               Director   of   Centennial    Asset    Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman: Rochester Division   Governor of St. John's  College;  Chairman of the
                               Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February  2003)  prior  to which he was head
                               of  the  European   equities  desk  and  managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management,   Inc.  Formerly  Executive  Director
                               with  Miller  Anderson  Sherrerd,  a division  of
                               Morgan  Stanley  Investment  Management.   (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Graves,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice  President  (Director  of the  International
Vice President                 Division) of OFI Institutional  Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of  OppenheimerFunds  Distributor,
Vice   President  &  Assistant Inc.;  Vice President and Assistant  Secretary of
Counsel                        Shareholder  Services,  Inc.; Assistant Secretary
                               of    OppenheimerFunds    Legacy    Program   and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice   President  and  Chief   Compliance
Vice President                 Officer (since April 2000) of  HarbourView  Asset
                               Management Corporation;  Senior Vice President of
                               OFI Institutional  Asset Management,  Inc. (since
                               February 2001); Director of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly       Vice       President,       Senior
Assistant Vice President       Analyst/Portfolio   Manager  at  Aladdin  Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly  managing  director of Kandilis  Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior  Trader/Portfolio  Engineer  at
Assistant Vice President       Jacobs Levy Equity  Management (June  1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly  a  Vice   President  of  Merrill  Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  Vice   President   of    Shareholder    Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As  of  May  2003:   Chief   Executive   Officer,
Senior Vice President          President,  Senior Managing Director and Director
                               of HarbourView  Asset Management  Corporation and
                               OFI Institutional  Asset Management  Corporation;
                               Director   (Class  A)  and  Chairman  of  Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management,  Inc. Formerly an Executive  Director
                               and  Portfolio  Manager  with  Miller  Anderson &
                               Sherrerd,    a   division   of   Morgan   Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds  Distributor,  Inc.,
Chairman, President, Chief     Centennial    Asset    Management    Corporation,
Executive Officer & Director   HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,   Inc.,  OFI  Institutional
                               Asset  Management,  Inc.  and  Tremont  Advisers,
                               Inc.;  Director (Class A) of Trinity  Investments
                               Management Corporation;  President and Management
                               Director  of   Oppenheimer   Acquisition   Corp.;
                               President    and    Director    of    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset Management,  Inc.; Chairman and Director of
                               Shareholder   Financial   Services,    Inc.   and
                               Shareholder   Services,   Inc.;   Executive  Vice
                               President of MassMutual  Life Insurance  Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant   Vice   President   and  Treasurer  of
Assistant Vice President       OppenheimerFunds Distributor,  Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly,  Associate  Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly    Associate    Vice    President   with
Assistant Vice President       Prudential    Securities    New   York   (January
                               2001-November  2001)  prior  to  which  he  was a
                               Director/Analytics  with  Prudential  Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant  Vice  President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly,   Assistant  Vice  President  of  Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Vice   Chairman,   Treasurer,   Chief   Financial
Executive  Vice  President and Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.; Director (Class A) of
                               Trinity   Investment   Management    Corporation;
                               Chairman of the Board,  Chief Executive  Officer,
                               President and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly,  Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc.  (April  2001-August  2002);  Client Service
                               Support   Manager   for   Sanford  C.   Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly  a   consultant   for  Arthur   Andersen
Vice President                 (August  2001-February  2002);  director,  senior
                               quantitative    analyst   at   Brinson   Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly,  Manager  at BNP  Paribas  Cooper  Neff
Vice President                 Advisors (May 2001-April  2002) prior to which he
                               was     Development     Manager     at    Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse  Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly  a  Director  for  ABN  Amro  Securities
Assistant Vice President       (July  2001-July  2002)  prior  to  which  he was
                               Associate    Director   for   Barclays    Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business  analyst with  Goldman  Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly,  Director of Business Operations at AOL
Assistant Vice President       Time  Warner,  AOL Time  Warner  Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since  December  2001,  Secretary  of  OFI  Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly  a  Vice   President  of  Merrill  Lynch
Vice President                 (October  2001-January  2002)  prior  to which he
                               was a Vice President with OppenheimerFunds,  Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly   portfolio   manager   for   Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Centennial  Asset  Management  Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate  at Hoguet  Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds  International Ltd.;
Vice President                 Senior Vice President  (Managing  Director of the
                               International   Division)  of  OFI  Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.   Formerly,   Assistant  Vice
                               President with Gruntal & Co. LLC (September  1998
                               - October 2000);  member of the American  Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly  Senior Vice  President  of  HarbourView
Senior Vice President          Asset   Management   Corporation  (May  1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly,  principal at Richards & Tierney,  Inc.
Senior Vice President          (March 1994-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.  and  OppenheimerFunds  Legacy
                               Program;  Treasurer and Chief  Financial  Officer
                               of OFI  Trust  Company;  Assistant  Treasurer  of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of  Tremont   Advisers,   Inc.  (as  of
Executive   Vice  President  & January  2002),   HarbourView   Asset  Management
Chief  Investment  Officer and Corporation   and   OFI    Institutional    Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Senior Vice President and      Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,   Inc.;   Secretary   and
                               General   Counsel  of   Oppenheimer   Acquisition
                               Corp.;   Director  and  Assistant   Secretary  of
                               OppenheimerFunds  International Ltd.; Director of
                               Oppenheimer  Real Asset  Management,  Inc.;  Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's
shares.  It is also the  Distributor  of each of the  other  registered  open-end
investment  companies  for  which   OppenheimerFunds,   Inc.  is  the  investment
adviser,  as described in Part A and B of this Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector  Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant(2)                  Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer,
                                                          Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant  Vice President None
                                & Treasurer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Ward                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Young                      Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General     Counsel     & Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940  and  rules promulgated  thereunder  are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-8924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                   SIGNATURES

Pursuant  to  the   requirements  of  the  Securities  Act  of  1933  and/or  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all the requirements for  effectiveness of this Registration  Statement  pursuant to Rule
485(b)  under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on  its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the  City of New  York  and  State of New York on the 22nd day of
September 2003.

                        OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                        By:  /s/ John V. Murphy*
                        ----------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the  requirements  of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the  following  persons in the  capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Clayton K. Yeutter*      Chairman of the
---------------------------  Board of Trustees           September 22, 2003
Clayton K.Yeutter

/s/ Donald W. Spiro*         Vice Chairman of the        September 22, 2003
-------------------------    Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*          President, Principal
--------------------------   Executive Officer           September 22, 2003
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        September 22, 2003
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     September 22, 2003
--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     September 22, 2003
----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*          Trustee                     September 22, 2003
--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                     September 22, 2003
-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     September 22, 2003
-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  September      22,
2003
----------------------------
Russell S. Reynolds, Jr.

*By:  /s/ Robert G. Zack
        -----------------------------------------
        Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                         Post-Effective Amendment No. 23

                       Registration Statement No. 33-23566

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors' Consent